UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3759

Variable Insurance Products Fund IV
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2013

Item 1. Reports to Stockholders

Fidelity® Variable Insurance Products:

Consumer Discretionary Portfolio

Semiannual Report

June 30, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Proxy Voting Results	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listings, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2013 to June 30, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio B	Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Expenses Paid During Period* January 1, 2013 to June 30, 2013
Initial Class	.80%
Actual		$ 1,000.00	$ 1,193.00	$ 4.35
Hypothetical A		$ 1,000.00	$ 1,020.83	$ 4.01
Investor Class	.88%
Actual		$ 1,000.00	$ 1,193.40	$ 4.79
Hypothetical A		$ 1,000.00	$ 1,020.43	$ 4.41

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of June 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Comcast Corp. Class A	6.6	8.2
The Walt Disney Co.	5.1	5.1
News Corp. Class A	5.0	4.0
Lowe's Companies, Inc.	3.7	3.5
Time Warner, Inc.	3.6	3.4
Yum! Brands, Inc.	3.3	3.7
NIKE, Inc. Class B	2.8	2.7
Dollar General Corp.	2.7	2.0
TJX Companies, Inc.	2.7	1.6
O'Reilly Automotive, Inc.	2.5	1.6
	38.0
Top Industries (% of fund's net assets)
As of June 30, 2013
Specialty Retail	34.1%
Media	25.5%
Hotels, Restaurants & Leisure	12.1%
Textiles, Apparel & Luxury Goods	9.1%
Multiline Retail	5.0%
All Others*	14.2%

As of December 31, 2012
Specialty Retail	28.9%
Media	25.3%
Hotels, Restaurants & Leisure	13.3%
Textiles, Apparel & Luxury Goods	8.8%
Multiline Retail	5.9%
All Others*	17.8%

* Includes short-term investments and net other assets (liabilities).

Semiannual Report

Investments June 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value
AUTO COMPONENTS - 2.4%
Auto Parts & Equipment - 2.4%
Delphi Automotive PLC	27,258	$ 1,381,708
Tenneco, Inc. (a)	11,431	517,596
		1,899,304
DISTRIBUTORS - 1.8%
Distributors - 1.8%
LKQ Corp. (a)	55,298	1,423,924
HOTELS, RESTAURANTS & LEISURE - 12.1%
Casinos & Gaming - 1.2%
Wynn Resorts Ltd.	7,289	932,992
Hotels, Resorts & Cruise Lines - 2.0%
Marriott International, Inc. Class A	11,800	476,366
Wyndham Worldwide Corp.	20,246	1,158,679
		1,635,045
Restaurants - 8.9%
Bloomin' Brands, Inc.	40,125	998,310
Buffalo Wild Wings, Inc. (a)	6,860	673,378
Panera Bread Co. Class A (a)	3,200	595,008
Starbucks Corp.	26,979	1,766,855
Texas Roadhouse, Inc. Class A	19,292	482,686
Yum! Brands, Inc.	38,338	2,658,357
		7,174,594
TOTAL HOTELS, RESTAURANTS & LEISURE		9,742,631
HOUSEHOLD DURABLES - 1.8%
Homebuilding - 0.7%
NVR, Inc. (a)	657	605,754
Housewares & Specialties - 1.1%
Jarden Corp. (a)	19,869	869,269
TOTAL HOUSEHOLD DURABLES		1,475,023
INTERNET & CATALOG RETAIL - 4.4%
Internet Retail - 4.4%
Liberty Media Corp. Interactive Series A (a)	76,681	1,764,430
priceline.com, Inc. (a)	2,211	1,828,784
		3,593,214
LEISURE EQUIPMENT & PRODUCTS - 2.1%
Leisure Products - 2.1%
Brunswick Corp.	36,951	1,180,584
Mattel, Inc.	10,900	493,879
		1,674,463

	Shares	Value
MEDIA - 25.5%
Broadcasting - 3.3%
Discovery Communications, Inc. (a)	15,400	$ 1,189,034
Liberty Media Corp. Class A (a)	11,772	1,492,219
		2,681,253
Cable & Satellite - 8.5%
Comcast Corp. Class A	127,110	5,323,363
DIRECTV (a)	25,448	1,568,106
		6,891,469
Movies & Entertainment - 13.7%
News Corp. Class A	122,887	4,006,116
The Walt Disney Co.	64,974	4,103,108
Time Warner, Inc.	51,089	2,953,966
		11,063,190
TOTAL MEDIA		20,635,912
MULTILINE RETAIL - 5.0%
General Merchandise Stores - 5.0%
Dollar General Corp. (a)	43,078	2,172,424
Dollar Tree, Inc. (a)	37,302	1,896,434
		4,068,858
PROFESSIONAL SERVICES - 0.6%
Research & Consulting Services - 0.6%
Nielsen Holdings B.V.	15,200	510,568
SPECIALTY RETAIL - 34.1%
Apparel Retail - 10.5%
Abercrombie & Fitch Co. Class A	17,938	811,695
American Eagle Outfitters, Inc.	72,702	1,327,539
DSW, Inc. Class A	10,600	778,782
Foot Locker, Inc.	18,600	653,418
L Brands, Inc.	30,700	1,511,975
Ross Stores, Inc.	18,500	1,198,985
TJX Companies, Inc.	43,362	2,170,702
		8,453,096
Automotive Retail - 4.3%
AutoZone, Inc. (a)	2,280	966,013
CarMax, Inc. (a)	10,349	477,710
O'Reilly Automotive, Inc. (a)	18,081	2,036,282
		3,480,005
Home Improvement Retail - 5.1%
Home Depot, Inc.	14,223	1,101,856
Lowe's Companies, Inc.	73,127	2,990,894
		4,092,750
Homefurnishing Retail - 3.4%
Bed Bath & Beyond, Inc. (a)	16,080	1,140,072
Williams-Sonoma, Inc.	28,581	1,597,392
		2,737,464
Specialty Stores - 10.8%
Cabela's, Inc. Class A (a)	20,866	1,351,282
Common Stocks - continued
	Shares	Value
SPECIALTY RETAIL - CONTINUED
Specialty Stores - continued
Dick's Sporting Goods, Inc.	32,892	$ 1,646,574
PetSmart, Inc.	23,209	1,554,771
Sally Beauty Holdings, Inc. (a)	37,410	1,163,451
Staples, Inc.	53,187	843,546
Tractor Supply Co.	11,087	1,303,942
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	9,100	911,456
		8,775,022
TOTAL SPECIALTY RETAIL		27,538,337
TEXTILES, APPAREL & LUXURY GOODS - 9.1%
Apparel, Accessories & Luxury Goods - 4.8%
Coach, Inc.	18,046	1,030,246
Hanesbrands, Inc.	6,684	343,691
PVH Corp.	8,298	1,037,665
Vera Bradley, Inc. (a)	900	19,494
VF Corp.	7,612	1,469,573
		3,900,669
Footwear - 4.3%
NIKE, Inc. Class B	35,248	2,244,593
Steven Madden Ltd. (a)	8,900	430,582
Wolverine World Wide, Inc.	14,800	808,228
		3,483,403
TOTAL TEXTILES, APPAREL & LUXURY GOODS		7,384,072
TOTAL COMMON STOCKS (Cost $68,987,482)		79,946,306
Money Market Funds - 2.5%
	Shares	Value
Fidelity Cash Central Fund, 0.13% (b) (Cost $2,037,105)	2,037,105	$ 2,037,105
TOTAL INVESTMENT PORTFOLIO - 101.4% (Cost $71,024,587)		81,983,411
NET OTHER ASSETS (LIABILITIES) - (1.4)%		(1,156,192)
NET ASSETS - 100%		$ 80,827,219
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,039
Fidelity Securities Lending Cash Central Fund	469
Total	$ 1,508
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2013 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $68,987,482)	$ 79,946,306
Fidelity Central Funds (cost $2,037,105)	2,037,105
Total Investments (cost $71,024,587)		$ 81,983,411
Receivable for investments sold		759,182
Receivable for fund shares sold		206,505
Dividends receivable		30,755
Distributions receivable from Fidelity Central Funds		145
Other receivables		389
Total assets		82,980,387

Liabilities
Payable for investments purchased	$ 2,081,855
Accrued management fee	35,800
Other affiliated payables	11,961
Other payables and accrued expenses	23,552
Total liabilities		2,153,168

Net Assets		$ 80,827,219
Net Assets consist of:
Paid in capital		$ 67,264,896
Undistributed net investment income		17,779
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		2,585,842
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		10,958,702
Net Assets		$ 80,827,219

Statement of Assets and Liabilities - continued

June 30, 2013 (Unaudited)
Initial Class: Net Asset Value, offering price and redemption price per share ($21,185,363 ÷ 1,303,538 shares)	$ 16.25

Investor Class: Net Asset Value, offering price and redemption price per share ($59,641,856 ÷ 3,676,917 shares)	$ 16.22

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended June 30, 2013 (Unaudited)

Investment Income
Dividends		$ 270,399
Income from Fidelity Central Funds		1,508
Total income		271,907

Expenses
Management fee	$ 176,682
Transfer agent fees	43,699
Accounting and security lending fees	12,460
Custodian fees and expenses	10,333
Independent trustees' compensation	172
Audit	30,139
Legal	40
Miscellaneous	190
Total expenses before reductions	273,715
Expense reductions	(1,766)	271,949
Net investment income (loss)		(42)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	2,887,270
Foreign currency transactions	(432)
Total net realized gain (loss)		2,886,838
Change in net unrealized appreciation (depreciation) on: Investment securities	7,364,522
Assets and liabilities in foreign currencies	(16)
Total change in net unrealized appreciation (depreciation)		7,364,506
Net gain (loss)		10,251,344
Net increase (decrease) in net assets resulting from operations		$ 10,251,302

Statement of Changes in Net Assets

	Six months ended June 30, 2013 (Unaudited)	Year ended December 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (42)	$ 154,141
Net realized gain (loss)	2,886,838	3,486,001
Change in net unrealized appreciation (depreciation)	7,364,506	1,524,889
Net increase (decrease) in net assets resulting from operations	10,251,302	5,165,031
Distributions to shareholders from net investment income	-	(114,050)
Distributions to shareholders from net realized gain	(2,377,859)	(1,413,967)
Total distributions	(2,377,859)	(1,528,017)
Share transactions - net increase (decrease)	33,434,601	13,745,246
Redemption fees	6,147	14,756
Total increase (decrease) in net assets	41,314,191	17,397,016

Net Assets
Beginning of period	39,513,028	22,116,012
End of period (including undistributed net investment income of $17,779 and undistributed net investment income of $17,821, respectively)	$ 80,827,219	$ 39,513,028

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 14.24	$ 12.26	$ 12.56	$ 9.58	$ 6.96	$ 10.72
Income from Investment Operations
Net investment income (loss) E	- I	.07	.06	.02	.04	.04
Net realized and unrealized gain (loss)	2.68	2.55	(.29)	2.96	2.62	(3.68)
Total from investment operations	2.68	2.62	(.23)	2.98	2.66	(3.64)
Distributions from net investment income	-	(.05)	(.08)	(.02)	(.05)	(.05)
Distributions from net realized gain	(.67)	(.60)	-	-	-	(.09)
Total distributions	(.67)	(.65)	(.08)	(.02)	(.05)	(.13) J
Redemption fees added to paid in capital E	- I	.01	.01	.02	.01	.01
Net asset value, end of period	$ 16.25	$ 14.24	$ 12.26	$ 12.56	$ 9.58	$ 6.96
Total Return B, C, D	19.30%	21.67%	(1.75)%	31.29%	38.32%	(34.10)%
Ratios to Average Net Assets F, H
Expenses before reductions	.80% A	.89%	.97%	1.08%	1.43%	1.40%
Expenses net of fee waivers, if any	.80% A	.89%	.97%	1.00%	1.00%	1.00%
Expenses net of all reductions	.80% A	.88%	.96%	.98%	.99%	1.00%
Net investment income (loss)	.05% A	.53%	.49%	.23%	.57%	.48%
Supplemental Data
Net assets, end of period (000 omitted)	$ 21,185	$ 11,950	$ 7,462	$ 18,113	$ 4,098	$ 3,212
Portfolio turnover rate G	111% A	190%	182%	191%	166%	81%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.13 per share is comprised of distributions from net investment income of $.046 and distributions from net realized gain of $.085 per share.

Financial Highlights - Investor Class

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 14.21	$ 12.25	$ 12.54	$ 9.57	$ 6.96	$ 10.72
Income from Investment Operations
Net investment income (loss) E	- I	.06	.05	.02	.04	.04
Net realized and unrealized gain (loss)	2.68	2.53	(.28)	2.94	2.61	(3.68)
Total from investment operations	2.68	2.59	(.23)	2.96	2.65	(3.64)
Distributions from net investment income	-	(.04)	(.07)	(.01)	(.05)	(.05)
Distributions from net realized gain	(.67)	(.60)	-	-	-	(.09)
Total distributions	(.67)	(.64)	(.07)	(.01)	(.05)	(.13) J
Redemption fees added to paid in capital E	- I	.01	.01	.02	.01	.01
Net asset value, end of period	$ 16.22	$ 14.21	$ 12.25	$ 12.54	$ 9.57	$ 6.96
Total Return B, C, D	19.34%	21.45%	(1.76)%	31.16%	38.17%	(34.10)%
Ratios to Average Net Assets F, H
Expenses before reductions	.88% A	.96%	1.04%	1.14%	1.51%	1.54%
Expenses net of fee waivers, if any	.88% A	.96%	1.04%	1.08%	1.08%	1.09%
Expenses net of all reductions	.87% A	.94%	1.03%	1.06%	1.08%	1.09%
Net investment income (loss)	(.02)% A	.46%	.42%	.15%	.48%	.39%
Supplemental Data
Net assets, end of period (000 omitted)	$ 59,642	$ 27,563	$ 14,654	$ 24,281	$ 4,224	$ 1,313
Portfolio turnover rate G	111% A	190%	182%	191%	166%	81%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.13 per share is comprised of distributions from net investment income of $.046 and distributions from net realized gain of $.085 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2013 (Unaudited)

1. Organization.

VIP Consumer Discretionary Portfolio (the Fund) is a non-diversified fund of Variable Insurance Products Fund IV (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Foreign Currency - continued

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 11,286,871
Gross unrealized depreciation	(632,517)
Net unrealized appreciation (depreciation) on securities and other investments	$ 10,654,354

Tax cost	$ 71,329,057

Trading (Redemption) Fees. Shares held by investors less than 60 days may be subject to a redemption fee equal to 1% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $65,742,444 and $34,288,857, respectively.

Semiannual Report

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .55% of the Fund's average net assets.

Effective August 1, 2013, Fidelity SelectCo, LLC (SelectCo), an affiliate of FMR, will replace FMR as investment adviser to the Fund pursuant to a management contract between the Fund and SelectCo. The new contract will not impact the Fund's investment process, strategies or management fees.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of average net assets. Investor Class pays a monthly asset-based transfer agent fee of .15% of average net assets. In addition, FIIOC receives an asset-based fee of .0035% of average net assets for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class, including printing and out of pocket expenses, were as follows:

Initial Class	$ 7,171
Investor Class	36,528
$ 43,699

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $1,708 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $58 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $469. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $1,766 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2013	Year ended December 31, 2012
From net investment income
Initial Class	$ -	$ 40,396
Investor Class	-	73,654
Total	$ -	$ 114,050
From net realized gain
Initial Class	$ 644,654	$ 449,784
Investor Class	1,733,205	964,183
Total	$ 2,377,859	$ 1,413,967

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2013	Year ended December 31, 2012	Six months ended June 30, 2013	Year ended December 31, 2012
Initial Class
Shares sold	506,204	548,097	$ 7,740,011	$ 7,706,657
Reinvestment of distributions	43,914	35,509	644,654	490,180
Shares redeemed	(85,978)	(352,655)	(1,352,194)	(4,899,068)
Net increase (decrease)	464,140	230,951	$ 7,032,471	$ 3,297,769
Investor Class
Shares sold	1,836,416	1,327,905	$ 28,054,303	$ 18,573,917
Reinvestment of distributions	118,308	75,266	1,733,205	1,037,836
Shares redeemed	(216,827)	(660,653)	(3,385,378)	(9,164,276)
Net increase (decrease)	1,737,897	742,518	$ 26,402,130	$ 10,447,477

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 100% of the total outstanding shares of the Fund.

Semiannual Report

Proxy Voting Results

A special meeting of Consumer Discretionary Portfolio's shareholders was held on May 14, 2013. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
Ned C. Lautenbach
Affirmative	1,555,133,782.46	93.955
Withheld	100,063,694.32	6.045
TOTAL	1,655,197,476.78	100.000
Ronald P. O'Hanley
Affirmative	1,557,988,095.28	94.128
Withheld	97,209,381.50	5.872
TOTAL	1,655,197,476.78	100.000
David A. Rosow
Affirmative	1,552,645,347.31	93.805
Withheld	102,552,129.47	6.195
TOTAL	1,655,197,476.78	100.000
Garnett A. Smith
Affirmative	1,554,582,880.53	93.922
Withheld	100,614,596.25	6.078
TOTAL	1,655,197,476.78	100.000
William S. Stavropoulos
Affirmative	1,548,352,452.21	93.545
Withheld	106,845,024.57	6.455
TOTAL	1,655,197,476.78	100.000
Michael E. Wiley
Affirmative	1,556,790,374.70	94.055
Withheld	98,407,102.08	5.945
TOTAL	1,655,197,476.78	100.000
PROPOSAL 2
To approve a management contract between the fund and Fidelity SelectCo, LLC.
	# of Votes	% of Votes
Affirmative	58,627,399.87	95.762
Against	1,081,301.06	1.766
Abstain	1,513,695.24	2.472
TOTAL	61,222,396.17	100.000
A Denotes trust-wide proposal and voting results.

Semiannual Report

Investment Adviser

Fidelity SelectCo, LLC
Denver, CO

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

JPMorgan Chase Bank
New York, NY

VCONIC-SANN-0813
1.817358.108

Fidelity® Variable Insurance Products:

Consumer Staples Portfolio

Semiannual Report

June 30, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Proxy Voting Results	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2013 to June 30, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense RatioB	Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Expenses Paid During Period* January 1, 2013 to June 30, 2013
Initial Class	.72%
Actual		$ 1,000.00	$ 1,112.00	$ 3.77
HypotheticalA		$ 1,000.00	$ 1,021.22	$ 3.61
Investor Class	.80%
Actual		$ 1,000.00	$ 1,111.60	$ 4.19
HypotheticalA		$ 1,000.00	$ 1,020.83	$ 4.01

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of June 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
British American Tobacco PLC sponsored ADR	14.6	13.2
The Coca-Cola Co.	11.8	11.3
Procter & Gamble Co.	10.6	12.6
CVS Caremark Corp.	8.7	7.2
Altria Group, Inc.	5.0	4.8
Kroger Co.	4.3	3.1
Philip Morris International, Inc.	3.2	2.2
Wal-Mart Stores, Inc.	3.1	2.4
Diageo PLC sponsored ADR	2.6	3.0
Pernod Ricard SA	2.5	2.0
	66.4
Top Industries (% of fund's net assets)
As of June 30, 2013
Beverages	26.2%
Tobacco	25.2%
Food & Staples Retailing	19.1%
Household Products	12.7%
Food Products	10.7%
All Others*	6.1%

As of December 31, 2012
Beverages	28.1%
Tobacco	21.6%
Household Products	16.5%
Food & Staples Retailing	15.5%
Food Products	11.0%
All Others*	7.3%

* Includes short-term investments and net other assets (liabilities).

Semiannual Report

Investments June 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value
BEVERAGES - 26.2%
Brewers - 4.0%
Anheuser-Busch InBev SA NV	33,598	$ 3,024,936
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR	22,963	857,668
SABMiller PLC	59,500	2,852,903
		6,735,507
Distillers & Vintners - 6.8%
Diageo PLC sponsored ADR	37,987	4,366,606
Pernod Ricard SA (d)	37,763	4,187,447
Remy Cointreau SA	28,188	2,991,043
		11,545,096
Soft Drinks - 15.4%
Coca-Cola Bottling Co. CONSOLIDATED	6,194	378,763
Coca-Cola FEMSA S.A.B. de CV sponsored ADR	2,670	374,574
Coca-Cola Icecek A/S	26,853	772,718
Embotelladora Andina SA:
ADR	6,500	177,450
sponsored ADR	15,683	539,182
Fomento Economico Mexicano S.A.B. de CV sponsored ADR	6,985	720,782
PepsiCo, Inc.	38,071	3,113,827
The Coca-Cola Co.	497,844	19,968,523
		26,045,819
TOTAL BEVERAGES		44,326,422
FOOD & STAPLES RETAILING - 19.1%
Drug Retail - 10.3%
CVS Caremark Corp.	257,088	14,700,292
Drogasil SA	42,384	410,287
Walgreen Co.	53,097	2,346,887
		17,457,466
Food Distributors - 0.3%
Chefs' Warehouse Holdings (a)	23,629	406,419
Food Retail - 5.0%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	7,500	444,994
Fresh Market, Inc. (a)	11,072	550,500
Kroger Co.	209,676	7,242,209
The Pantry, Inc. (a)	18,623	226,828
		8,464,531
Hypermarkets & Super Centers - 3.5%
Costco Wholesale Corp.	6,100	674,477
Wal-Mart Stores, Inc.	71,077	5,294,526
		5,969,003
TOTAL FOOD & STAPLES RETAILING		32,297,419

	Shares	Value
FOOD PRODUCTS - 10.7%
Agricultural Products - 3.3%
Archer Daniels Midland Co.	46,964	$ 1,592,549
Bunge Ltd.	52,541	3,718,327
First Resources Ltd.	75,000	105,030
SLC Agricola SA	27,400	236,136
		5,652,042
Packaged Foods & Meats - 7.4%
Amira Nature Foods Ltd.	18,094	151,990
Annie's, Inc. (a)	10,324	441,248
Green Mountain Coffee Roasters, Inc. (a)	14,594	1,095,426
Hain Celestial Group, Inc. (a)	11,390	740,008
Lindt & Spruengli AG	10	435,763
Marfrig Frigor E Com de Alabama SA (a)	118,600	392,259
Mead Johnson Nutrition Co. Class A	35,100	2,780,973
Nestle SA	29,657	1,946,104
Orion Corp.	135	112,618
TreeHouse Foods, Inc. (a)	6,500	426,010
Ulker Biskuvi Sanayi A/S	58,000	421,009
Unilever NV (NY Reg.)	81,009	3,184,464
Want Want China Holdings Ltd.	98,000	137,978
WhiteWave Foods Co. Class A	11,813	191,961
		12,457,811
TOTAL FOOD PRODUCTS		18,109,853
HOUSEHOLD DURABLES - 0.3%
Housewares & Specialties - 0.3%
Tupperware Brands Corp.	5,302	411,912
HOUSEHOLD PRODUCTS - 12.7%
Household Products - 12.7%
Colgate-Palmolive Co.	55,000	3,150,950
Procter & Gamble Co.	231,936	17,856,753
Svenska Cellulosa AB (SCA) (B Shares)	20,000	501,931
		21,509,634
PERSONAL PRODUCTS - 2.3%
Personal Products - 2.3%
Hengan International Group Co. Ltd.	40,000	435,789
Herbalife Ltd.	9,400	424,316
L'Oreal SA	11,400	1,873,400
Nu Skin Enterprises, Inc. Class A	18,859	1,152,662
		3,886,167
PHARMACEUTICALS - 1.9%
Pharmaceuticals - 1.9%
Johnson & Johnson	31,287	2,686,302
Perrigo Co.	3,728	451,088
		3,137,390
Common Stocks - continued
	Shares	Value
TOBACCO - 25.2%
Tobacco - 25.2%
Altria Group, Inc.	239,296	$ 8,372,967
British American Tobacco PLC sponsored ADR (d)	240,387	24,745,437
Imperial Tobacco Group PLC	25,452	882,616
ITC Ltd.	99,970	544,660
Japan Tobacco, Inc.	12,600	444,749
Lorillard, Inc.	35,603	1,555,139
Philip Morris International, Inc.	61,433	5,321,326
Souza Cruz SA	61,000	753,701
		42,620,595
TOTAL COMMON STOCKS (Cost $145,706,203)		166,299,392
Money Market Funds - 4.6%

Fidelity Cash Central Fund, 0.13% (b)	4,112,259	4,112,259
Fidelity Securities Lending Cash Central Fund, 0.13% (b)(c)	3,599,375	3,599,375
TOTAL MONEY MARKET FUNDS (Cost $7,711,634)		7,711,634
TOTAL INVESTMENT PORTFOLIO - 103.0% (Cost $153,417,837)		174,011,026
NET OTHER ASSETS (LIABILITIES) - (3.0)%		(4,996,732)
NET ASSETS - 100%		$ 169,014,294
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 5,880
Fidelity Securities Lending Cash Central Fund	13,629
Total	$ 19,509
Other Information

The following is a summary of the inputs used, as of June 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 166,299,392	$ 160,883,603	$ 5,415,789	$ -
Money Market Funds	7,711,634	7,711,634	-	-
Total Investments in Securities:	$ 174,011,026	$ 168,595,237	$ 5,415,789	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended June 30, 2013. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 0
Level 2 to Level 1	$ 8,662,534
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	62.7%
United Kingdom	19.4%
France	5.3%
Bermuda	2.2%
Netherlands	1.9%
Belgium	1.8%
Switzerland	1.5%
Brazil	1.4%
Others (Individually Less Than 1%)	3.8%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $3,404,082) - See accompanying schedule: Unaffiliated issuers (cost $145,706,203)	$ 166,299,392
Fidelity Central Funds (cost $7,711,634)	7,711,634
Total Investments (cost $153,417,837)		$ 174,011,026
Foreign currency held at value (cost $26,493)		26,493
Receivable for investments sold		638,866
Receivable for fund shares sold		7,137
Dividends receivable		349,832
Distributions receivable from Fidelity Central Funds		2,305
Other receivables		639
Total assets		175,036,298

Liabilities
Payable for investments purchased	$ 2,112,606
Payable for fund shares redeemed	172,365
Accrued management fee	79,137
Other affiliated payables	27,540
Other payables and accrued expenses	30,981
Collateral on securities loaned, at value	3,599,375
Total liabilities		6,022,004

Net Assets		$ 169,014,294
Net Assets consist of:
Paid in capital		$ 144,542,448
Undistributed net investment income		1,511,469
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		2,374,298
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		20,586,079
Net Assets		$ 169,014,294

Statement of Assets and Liabilities - continued

June 30, 2013 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($31,744,591 ÷ 2,039,100 shares)	$ 15.57

Investor Class: Net Asset Value, offering price and redemption price per share ($137,269,703 ÷ 8,841,937 shares)	$ 15.52

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended June 30, 2013 (Unaudited)

Investment Income
Dividends		$ 2,069,803
Income from Fidelity Central Funds		19,509
Total income		2,089,312

Expenses
Management fee	$ 409,238
Transfer agent fees	102,574
Accounting and security lending fees	28,882
Custodian fees and expenses	11,014
Independent trustees' compensation	418
Audit	27,598
Legal	102
Miscellaneous	545
Total expenses before reductions	580,371
Expense reductions	(2,528)	577,843
Net investment income (loss)		1,511,469
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	2,518,747
Foreign currency transactions	(4,704)
Total net realized gain (loss)		2,514,043
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $5,511)	8,402,327
Assets and liabilities in foreign currencies	(994)
Total change in net unrealized appreciation (depreciation)		8,401,333
Net gain (loss)		10,915,376
Net increase (decrease) in net assets resulting from operations		$ 12,426,845

Statement of Changes in Net Assets

	Six months ended June 30, 2013 (Unaudited)	Year ended December 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,511,469	$ 1,672,722
Net realized gain (loss)	2,514,043	1,359,166
Change in net unrealized appreciation (depreciation)	8,401,333	8,294,503
Net increase (decrease) in net assets resulting from operations	12,426,845	11,326,391
Distributions to shareholders from net investment income	-	(1,672,350)
Distributions to shareholders from net realized gain	(257,219)	(728,139)
Total distributions	(257,219)	(2,400,489)
Share transactions - net increase (decrease)	43,059,264	45,487,826
Redemption fees	14,478	85,003
Total increase (decrease) in net assets	55,243,368	54,498,731

Net Assets
Beginning of period	113,770,926	59,272,195
End of period (including undistributed net investment income of $1,511,469 and undistributed net investment income of $0, respectively)	$ 169,014,294	$ 113,770,926

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 14.03	$ 12.42	$ 11.61	$ 10.22	$ 8.60	$ 11.08
Income from Investment Operations
Net investment income (loss) E	.16	.27	.21	.17	.15	.15
Net realized and unrealized gain (loss)	1.41	1.64	.73	1.39	1.63	(2.53)
Total from investment operations	1.57	1.91	.94	1.56	1.78	(2.38)
Distributions from net investment income	-	(.22)	(.14)	(.17)	(.16)	(.11)
Distributions from net realized gain	(.03)	(.09)	-	-	-	-
Total distributions	(.03)	(.31)	(.14)	(.17)	(.16)	(.11)
Redemption fees added to paid in capital E	- I	.01	.01	- I	- I	.01
Net asset value, end of period	$ 15.57	$ 14.03	$ 12.42	$ 11.61	$ 10.22	$ 8.60
Total Return B, C, D	11.20%	15.40%	8.18%	15.23%	20.73%	(21.35)%
Ratios to Average Net Assets F, H
Expenses before reductions	.72% A	.75%	.87%	1.03%	1.12%	1.12%
Expenses net of fee waivers, if any	.72% A	.75%	.87%	1.00%	1.00%	1.00%
Expenses net of all reductions	.72% A	.74%	.87%	.99%	1.00%	1.00%
Net investment income (loss)	2.10% A	1.95%	1.76%	1.61%	1.68%	1.47%
Supplemental Data
Net assets, end of period (000 omitted)	$ 31,745	$ 24,123	$ 13,965	$ 8,106	$ 8,532	$ 9,706
Portfolio turnover rate G	23% A	20%	18%	60%	71%	91%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

Financial Highlights - Investor Class

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 13.99	$ 12.39	$ 11.59	$ 10.21	$ 8.59	$ 11.07
Income from Investment Operations
Net investment income (loss) E	.16	.25	.20	.16	.14	.14
Net realized and unrealized gain (loss)	1.40	1.64	.72	1.38	1.63	(2.52)
Total from investment operations	1.56	1.89	.92	1.54	1.77	(2.38)
Distributions from net investment income	-	(.21)	(.13)	(.16)	(.15)	(.11)
Distributions from net realized gain	(.03)	(.09)	-	-	-	-
Total distributions	(.03)	(.30)	(.13)	(.16)	(.15)	(.11)
Redemption fees added to paid in capital E	- I	.01	.01	- I	- I	.01
Net asset value, end of period	$ 15.52	$ 13.99	$ 12.39	$ 11.59	$ 10.21	$ 8.59
Total Return B, C, D	11.16%	15.30%	8.07%	15.09%	20.68%	(21.41)%
Ratios to Average Net Assets F, H
Expenses before reductions	.80% A	.82%	.94%	1.10%	1.22%	1.22%
Expenses net of fee waivers, if any	.80% A	.82%	.94%	1.08%	1.08%	1.08%
Expenses net of all reductions	.80% A	.82%	.93%	1.07%	1.08%	1.08%
Net investment income (loss)	2.03% A	1.87%	1.69%	1.53%	1.60%	1.39%
Supplemental Data
Net assets, end of period (000 omitted)	$ 137,270	$ 89,648	$ 45,307	$ 15,536	$ 10,446	$ 13,518
Portfolio turnover rate G	23% A	20%	18%	60%	71%	91%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2013 (Unaudited)

1. Organization.

VIP Consumer Staples Portfolio (the Fund) is a non-diversified fund of Variable Insurance Products Fund IV (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2013, including information on transfers between Levels 1 and 2 is included at the end of the Fund's Schedule of Investments.

Semiannual Report

3. Significant Accounting Policies - continued

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 22,732,606
Gross unrealized depreciation	(2,296,670)
Net unrealized appreciation (depreciation) on securities and other investments	$ 20,435,936

Tax cost	$ 153,575,090

Trading (Redemption) Fees. Shares held by investors less than 60 days may be subject to a redemption fee equal to 1% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $60,697,369 and $15,723,860, respectively.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .55% of the Fund's average net assets.

Effective August 1, 2013, Fidelity SelectCo, LLC (SelectCo), an affiliate of FMR, will replace FMR as investment adviser to the Fund pursuant to a management contract between the Fund and SelectCo. The new contract will not impact the Fund's investment process, strategies or management fees.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of average net assets. Investor Class pays a monthly asset-based transfer agent fee of .15% of average net assets. In addition, FIIOC receives an asset-based fee of .0035% of average net assets for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class, including printing and out of pocket expenses, were as follows:

Initial Class	$ 11,190
Investor Class	91,384
$ 102,574

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $627 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $156 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $13,629. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $2,528 for the period.

Semiannual Report

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2013	Year ended December 31, 2012
From net investment income
Initial Class	$ -	$ 370,536
Investor Class	-	1,301,814
Total	$ -	$ 1,672,350
From net realized gain
Initial Class	$ 51,751	$ 157,821
Investor Class	205,468	570,318
Total	$ 257,219	$ 728,139

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2013	Year ended December 31, 2012	Six months ended June 30, 2013	Year ended December 31, 2012
Initial Class
Shares sold	516,155	1,406,849	$ 8,079,575	$ 19,181,897
Reinvestment of distributions	3,450	36,948	51,751	528,357
Shares redeemed	(200,376)	(848,719)	(3,097,971)	(11,776,352)
Net increase (decrease)	319,229	595,078	$ 5,033,355	$ 7,933,902
Investor Class
Shares sold	2,731,562	3,432,277	$ 42,572,507	$ 46,521,823
Reinvestment of distributions	13,734	131,194	205,468	1,872,132
Shares redeemed	(310,031)	(813,316)	(4,752,066)	(10,840,031)
Net increase (decrease)	2,435,265	2,750,155	$ 38,025,909	$ 37,553,924

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 100% of the total outstanding shares of the Fund.

Semiannual Report

Proxy Voting Results

A special meeting of Consumer Staples Portfolio's shareholders was held on May 14, 2013. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
Ned C. Lautenbach
Affirmative	1,555,133,782.46	93.955
Withheld	100,063,694.32	6.045
TOTAL	1,655,197,476.78	100.000
Ronald P. O'Hanley
Affirmative	1,557,988,095.28	94.128
Withheld	97,209,381.50	5.872
TOTAL	1,655,197,476.78	100.000
David A. Rosow
Affirmative	1,552,645,347.31	93.805
Withheld	102,552,129.47	6.195
TOTAL	1,655,197,476.78	100.000
Garnett A. Smith
Affirmative	1,554,582,880.53	93.922
Withheld	100,614,596.25	6.078
TOTAL	1,655,197,476.78	100.000
William S. Stavropoulos
Affirmative	1,548,352,452.21	93.545
Withheld	106,845,024.57	6.455
TOTAL	1,655,197,476.78	100.000
Michael E. Wiley
Affirmative	1,556,790,374.70	94.055
Withheld	98,407,102.08	5.945
TOTAL	1,655,197,476.78	100.000
PROPOSAL 2
To approve a management contract between the fund and Fidelity SelectCo, LLC.
	# of Votes	% of Votes
Affirmative	127,370,122.58	91.022
Against	5,521,947.29	3.946
Abstain	7,041,714.57	5.032
TOTAL	139,933,784.44	100.000
A Denotes trust-wide proposal and voting results.

Semiannual Report

Investment Adviser

Fidelity Select Co, LLC
Denver, CO

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company
Quincy, MA

VCSP-SANN-0813
1.850997.106

Fidelity® Variable Insurance Products:
Energy Portfolio

Semiannual Report

June 30, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Proxy Voting Results	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2013 to June 30, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio B	Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Expenses Paid During Period* January 1, 2013 to June 30, 2013
Initial Class	.69%
Actual		$ 1,000.00	$ 1,099.10	$ 3.59
Hypothetical A		$ 1,000.00	$ 1,021.37	$ 3.46
Service Class 2.93%
Actual		$ 1,000.00	$ 1,098.00	$ 4.84
Hypothetical A		$ 1,000.00	$ 1,020.18	$ 4.66
Investor Class	.77%
Actual		$ 1,000.00	$ 1,099.30	$ 4.01
Hypothetical A		$ 1,000.00	$ 1,020.98	$ 3.86

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of June 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Exxon Mobil Corp.	13.4	9.9
Chevron Corp.	8.8	8.9
Halliburton Co.	5.2	2.4
Occidental Petroleum Corp.	4.7	6.0
National Oilwell Varco, Inc.	4.3	4.2
Anadarko Petroleum Corp.	3.9	3.4
EOG Resources, Inc.	3.6	3.1
Schlumberger Ltd.	3.3	2.8
Marathon Oil Corp.	3.2	1.2
Murphy Oil Corp.	3.1	3.1
	53.5
Top Industries (% of fund's net assets)
As of June 30, 2013
Oil, Gas & Consumable Fuels	75.8%
Energy Equipment & Services	22.3%
Chemicals	1.3%
Specialty Retail	0.0%
Hotels, Restaurants & Leisure	0.0%
All Others*	0.6%

As of December 31, 2012
Oil, Gas & Consumable Fuels	74.7%
Energy Equipment & Services	23.1%
Chemicals	1.0%
Metals & Mining	0.3%
Hotels, Restaurants & Leisure	0.0%
All Others*	0.9%

* Includes short-term investments and net other assets (liabilities).

Semiannual Report

Investments June 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value
CHEMICALS - 1.3%
Commodity Chemicals - 1.3%
LyondellBasell Industries NV Class A	48,323	$ 3,201,882
Westlake Chemical Corp.	8,309	801,071
		4,002,953
ENERGY EQUIPMENT & SERVICES - 22.3%
Oil & Gas Drilling - 5.0%
Discovery Offshore S.A. (a)(e)	313,310	765,951
Ensco PLC Class A	148,492	8,630,355
Helmerich & Payne, Inc.	43,085	2,690,658
Noble Corp.	60,770	2,283,737
Northern Offshore Ltd.	136,421	191,347
Vantage Drilling Co. (a)	392,638	800,982
		15,363,030
Oil & Gas Equipment & Services - 17.3%
Cameron International Corp. (a)	68,985	4,219,123
Core Laboratories NV	15,700	2,381,062
Dril-Quip, Inc. (a)	17,516	1,581,520
FMC Technologies, Inc. (a)	25,500	1,419,840
Forum Energy Technologies, Inc. (a)	39,384	1,198,455
Geospace Technologies Corp. (a)	5,232	361,427
Halliburton Co.	386,620	16,129,786
National Oilwell Varco, Inc.	193,255	13,315,270
Oceaneering International, Inc.	5,000	361,000
Schlumberger Ltd.	143,381	10,274,682
Superior Energy Services, Inc. (a)	37,454	971,557
Total Energy Services, Inc.	27,900	385,989
Weatherford International Ltd. (a)	59,042	808,875
		53,408,586
TOTAL ENERGY EQUIPMENT & SERVICES		68,771,616
HOTELS, RESTAURANTS & LEISURE - 0.0%
Casinos & Gaming - 0.0%
Icahn Enterprises LP rights (a)	34,746	0
OIL, GAS & CONSUMABLE FUELS - 75.8%
Coal & Consumable Fuels - 0.6%
Alpha Natural Resources, Inc. (a)	47,700	249,948
Peabody Energy Corp.	113,455	1,660,981
		1,910,929
Integrated Oil & Gas - 35.5%
Chevron Corp.	228,442	27,033,826
Exxon Mobil Corp.	456,404	41,236,099
Hess Corp.	134,361	8,933,663
InterOil Corp. (a)(d)	19,059	1,324,791
Murphy Oil Corp.	155,166	9,448,058

	Shares	Value
Occidental Petroleum Corp.	164,486	$ 14,677,086
Suncor Energy, Inc.	229,200	6,755,919
		109,409,442
Oil & Gas Exploration & Production - 29.9%
Anadarko Petroleum Corp.	140,015	12,031,489
Apache Corp.	19,000	1,592,770
Bankers Petroleum Ltd. (a)	458,700	1,138,354
Bonanza Creek Energy, Inc. (a)	24,514	869,266
BPZ Energy, Inc. (a)	108,826	194,799
Cabot Oil & Gas Corp.	76,822	5,455,898
Cimarex Energy Co.	53,746	3,492,953
Cobalt International Energy, Inc. (a)	117,177	3,113,393
Concho Resources, Inc. (a)	69,169	5,790,829
Continental Resources, Inc. (a)	88,500	7,616,310
EOG Resources, Inc.	83,879	11,045,187
EPL Oil & Gas, Inc. (a)	34,282	1,006,520
EQT Corp.	62,874	4,990,309
Gulfport Energy Corp. (a)	21,101	993,224
Halcon Resources Corp. (a)	150,000	850,500
Kosmos Energy Ltd. (a)	28,300	287,528
Marathon Oil Corp.	290,500	10,045,490
Noble Energy, Inc.	146,812	8,814,592
Northern Oil & Gas, Inc. (a)	92,107	1,228,707
Oasis Petroleum, Inc. (a)	85,478	3,322,530
Painted Pony Petroleum Ltd. Class A (a)	63,475	511,808
PDC Energy, Inc. (a)	3,200	164,736
Pioneer Natural Resources Co.	48,329	6,995,623
Rosetta Resources, Inc. (a)	8,521	362,313
TAG Oil Ltd. (a)	38,200	107,877
		92,023,005
Oil & Gas Refining & Marketing - 4.4%
Calumet Specialty Products Partners LP	37,830	1,376,255
Marathon Petroleum Corp.	71,286	5,065,583
Northern Tier Energy LP Class A	21,131	507,567
Phillips 66	83,054	4,892,711
Tesoro Corp.	17,511	916,176
Valero Energy Corp.	26,087	907,045
		13,665,337
Oil & Gas Storage & Transport - 5.4%
Atlas Energy LP	48,321	2,367,246
Atlas Pipeline Partners LP	45,360	1,732,298
Magellan Midstream Partners LP	29,936	1,631,512
Markwest Energy Partners LP	14,700	982,695
Targa Resources Corp.	21,700	1,395,961
Tesoro Logistics LP	29,179	1,764,162
The Williams Companies, Inc.	205,574	6,674,988
		16,548,862
TOTAL OIL, GAS & CONSUMABLE FUELS		233,557,575
Common Stocks - continued
	Shares	Value
SPECIALTY RETAIL - 0.0%
Automotive Retail - 0.0%
CST Brands, Inc. (a)	2,898	$ 89,287
TOTAL COMMON STOCKS (Cost $262,199,008)		306,421,431
Money Market Funds - 1.0%

Fidelity Cash Central Fund, 0.13% (b)	1,895,320	1,895,320
Fidelity Securities Lending Cash Central Fund, 0.13% (b)(c)	1,221,048	1,221,048
TOTAL MONEY MARKET FUNDS (Cost $3,116,368)		3,116,368
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $265,315,376)		309,537,799
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(1,171,118)
NET ASSETS - 100%		$ 308,366,681
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $765,951 or 0.2% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,401
Fidelity Securities Lending Cash Central Fund	96,001
Total	$ 97,402
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	87.1%
Curacao	3.3%
Canada	3.3%
United Kingdom	2.8%
Netherlands	1.8%
Switzerland	1.0%
Others (Individually Less Than 1%)	0.7%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $1,178,820) - See accompanying schedule: Unaffiliated issuers (cost $262,199,008)	$ 306,421,431
Fidelity Central Funds (cost $3,116,368)	3,116,368
Total Investments (cost $265,315,376)		$ 309,537,799
Receivable for investments sold		1,519,746
Receivable for fund shares sold		233,967
Dividends receivable		192,885
Distributions receivable from Fidelity Central Funds		17,493
Other receivables		2,841
Total assets		311,504,731

Liabilities
Payable for investments purchased	$ 1,540,532
Payable for fund shares redeemed	145,108
Accrued management fee	144,508
Distribution and service plan fees payable	24,585
Other affiliated payables	40,041
Other payables and accrued expenses	22,228
Collateral on securities loaned, at value	1,221,048
Total liabilities		3,138,050

Net Assets		$ 308,366,681
Net Assets consist of:
Paid in capital		$ 284,023,895
Undistributed net investment income		1,297,942
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(21,177,412)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		44,222,256
Net Assets		$ 308,366,681

Statement of Assets and Liabilities - continued

June 30, 2013 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($98,152,276 ÷ 4,572,691 shares)	$ 21.46

Service Class 2: Net Asset Value, offering price and redemption price per share ($116,669,897 ÷ 5,467,599 shares)	$ 21.34

Investor Class: Net Asset Value, offering price and redemption price per share ($93,544,508 ÷ 4,368,161 shares)	$ 21.42

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended June 30, 2013 (Unaudited)

Investment Income
Dividends		$ 2,479,402
Income from Fidelity Central Funds		97,402
Total income		2,576,804

Expenses
Management fee	$ 871,652
Transfer agent fees	152,111
Distribution and service plan fees	147,059
Accounting and security lending fees	61,473
Custodian fees and expenses	11,387
Independent trustees' compensation	954
Audit	18,929
Legal	269
Interest	129
Miscellaneous	1,193
Total expenses before reductions	1,265,156
Expense reductions	(11,351)	1,253,805
Net investment income (loss)		1,322,999
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	5,925,294
Foreign currency transactions	(3,564)
Total net realized gain (loss)		5,921,730
Change in net unrealized appreciation (depreciation) on: Investment securities	21,811,946
Assets and liabilities in foreign currencies	(43)
Total change in net unrealized appreciation (depreciation)		21,811,903
Net gain (loss)		27,733,633
Net increase (decrease) in net assets resulting from operations		$ 29,056,632

Statement of Changes in Net Assets

	Six months ended June 30, 2013 (Unaudited)	Year ended December 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,322,999	$ 2,956,681
Net realized gain (loss)	5,921,730	3,674,511
Change in net unrealized appreciation (depreciation)	21,811,903	7,776,477
Net increase (decrease) in net assets resulting from operations	29,056,632	14,407,669
Distributions to shareholders from net investment income	(45,401)	(2,882,991)
Distributions to shareholders from net realized gain	(45,402)	-
Total distributions	(90,803)	(2,882,991)
Share transactions - net increase (decrease)	(22,589,823)	(70,995,641)
Redemption fees	16,165	57,627
Total increase (decrease) in net assets	6,392,171	(59,413,336)

Net Assets
Beginning of period	301,974,510	361,387,846
End of period (including undistributed net investment income of $1,297,942 and undistributed net investment income of $20,344, respectively)	$ 308,366,681	$ 301,974,510

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 19.53	$ 18.81	$ 20.05	$ 16.88	$ 11.46	$ 26.55
Income from Investment Operations
Net investment income (loss) E	.10	.19	.21	.11	.07	.03
Net realized and unrealized gain (loss)	1.84	.74	(1.23)	3.16	5.41	(14.31)
Total from investment operations	1.94	.93	(1.02)	3.27	5.48	(14.28)
Distributions from net investment income	- I	(.21)	(.23)	(.11)	(.07)	(.03)
Distributions from net realized gain	- I	-	-	-	-	(.80)
Total distributions	(.01) J	(.21)	(.23)	(.11)	(.07)	(.83)
Redemption fees added to paid in capital E	- I	- I	.01	.01	.01	.02
Net asset value, end of period	$ 21.46	$ 19.53	$ 18.81	$ 20.05	$ 16.88	$ 11.46
Total Return B, C, D	9.91%	4.94%	(4.99)%	19.45%	47.90%	(54.26)%
Ratios to Average Net Assets F, H
Expenses before reductions	.69% A	.69%	.69%	.70%	.71%	.70%
Expenses net of fee waivers, if any	.69% A	.69%	.69%	.69%	.71%	.70%
Expenses net of all reductions	.68% A	.68%	.68%	.69%	.70%	.69%
Net investment income (loss)	.96% A	.98%	1.00%	.65%	.47%	.13%
Supplemental Data
Net assets, end of period (000 omitted)	$ 98,152	$ 96,822	$ 126,723	$ 148,774	$ 152,028	$ 117,940
Portfolio turnover rate G	63% A	81%	94%	105%	113%	130%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.01 per share is comprised of distributions from net investment income of $.003 and distributions from net realized gain of $.003 per share.

Financial Highlights - Service Class 2

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 19.44	$ 18.72	$ 19.94	$ 16.79	$ 11.40	$ 26.44
Income from Investment Operations
Net investment income (loss) E	.08	.14	.16	.07	.03	(.03)
Net realized and unrealized gain (loss)	1.83	.73	(1.21)	3.13	5.38	(14.23)
Total from investment operations	1.91	.87	(1.05)	3.20	5.41	(14.26)
Distributions from net investment income	- I	(.15)	(.18)	(.06)	(.03)	-
Distributions from net realized gain	- I	-	-	-	-	(.80)
Total distributions	(.01) J	(.15)	(.18)	(.06)	(.03)	(.80)
Redemption fees added to paid in capital E	- I	- I	.01	.01	.01	.02
Net asset value, end of period	$ 21.34	$ 19.44	$ 18.72	$ 19.94	$ 16.79	$ 11.40
Total Return B, C, D	9.80%	4.68%	(5.20)%	19.16%	47.57%	(54.40)%
Ratios to Average Net Assets F, H
Expenses before reductions	.93% A	.94%	.94%	.95%	.96%	.95%
Expenses net of fee waivers, if any	.93% A	.94%	.93%	.94%	.96%	.95%
Expenses net of all reductions	.93% A	.93%	.93%	.94%	.95%	.94%
Net investment income (loss)	.71% A	.74%	.75%	.40%	.22%	(.12)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 116,670	$ 112,819	$ 127,187	$ 129,043	$ 125,669	$ 90,109
Portfolio turnover rate G	63% A	81%	94%	105%	113%	130%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.01 per share is comprised of distributions from net investment income of $.003 and distributions from net realized gain of $.003 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Investor Class

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 19.49	$ 18.77	$ 20.01	$ 16.85	$ 11.44	$ 26.49
Income from Investment Operations
Net investment income (loss) E	.09	.17	.19	.09	.05	.01
Net realized and unrealized gain (loss)	1.85	.74	(1.23)	3.16	5.41	(14.28)
Total from investment operations	1.94	.91	(1.04)	3.25	5.46	(14.27)
Distributions from net investment income	- I	(.19)	(.21)	(.10)	(.06)	- I
Distributions from net realized gain	- I	-	-	-	-	(.80)
Total distributions	(.01) J	(.19)	(.21)	(.10)	(.06)	(.80)
Redemption fees added to paid in capital E	- I	- I	.01	.01	.01	.02
Net asset value, end of period	$ 21.42	$ 19.49	$ 18.77	$ 20.01	$ 16.85	$ 11.44
Total Return B, C, D	9.93%	4.86%	(5.09)%	19.34%	47.79%	(54.32)%
Ratios to Average Net Assets F, H
Expenses before reductions	.77% A	.77%	.77%	.79%	.81%	.79%
Expenses net of fee waivers, if any	.77% A	.77%	.77%	.78%	.81%	.79%
Expenses net of all reductions	.76% A	.76%	.77%	.77%	.80%	.78%
Net investment income (loss)	.88% A	.90%	.92%	.57%	.37%	.04%
Supplemental Data
Net assets, end of period (000 omitted)	$ 93,545	$ 92,334	$ 107,479	$ 103,682	$ 89,921	$ 55,256
Portfolio turnover rate G	63% A	81%	94%	105%	113%	130%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.01 per share is comprised of distributions from net investment income of $.003 and distributions from net realized gain of $.003 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2013 (Unaudited)

1. Organization.

VIP Energy Portfolio (the Fund) is a non-diversified fund of Variable Insurance Products Fund IV (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Semiannual Report

3. Significant Accounting Policies - continued

Foreign Currency - continued

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 56,930,927
Gross unrealized depreciation	(14,731,090)
Net unrealized appreciation (depreciation) on securities and other investments	$ 42,199,837

Tax cost	$ 267,337,962

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Fiscal year of expiration
2017	$ (17,046,895)
2018	(7,754,729)
Total with expiration	$ (24,801,624)

Trading (Redemption) Fees. Initial Class shares, Service Class 2 shares and Investor Class shares held by investors less than 60 days may be subject to a redemption fee equal to 1% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $97,985,448 and $118,408,184, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .55% of the Fund's average net assets.

Effective August 1, 2013, Fidelity SelectCo, LLC (SelectCo), an affiliate of FMR, will replace FMR as investment adviser to the Fund pursuant to a management contract between the Fund and SelectCo. The new contract will not impact the Fund's investment process, strategies or management fees.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted a separate 12b-1 Plan for Service Class 2 shares. Service Class 2 pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .25% of Service Class 2's average net assets.

For the period, total fees for Service Class 2, all of which was re-allowed to insurance companies for the distribution of shares and providing shareholder support services were $147,059.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of average net assets. Investor Class pays a monthly asset-based transfer agent fee of .15% of average net assets. In addition, FIIOC receives an asset-based fee of .0035% of average net assets for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class, including printing and out of pocket expenses, were as follows:

Initial Class	$ 35,670
Service Class 2	40,989
Investor Class	75,452
$ 152,111

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $2,758 for the period.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 5,578,000.42%		$ 129

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $414 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $96,001, including $2,463 from securities loaned to FCM.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $11,351 for the period.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2013	Year ended December 31, 2012
From net investment income
Initial Class	$ 14,266	$ 1,095,585
Service Class 2	17,075	892,430
Investor Class	14,060	894,976
Total	$ 45,401	$ 2,882,991
From net realized gain
Initial Class	$ 14,267	$ -
Service Class 2	17,075	-
Investor Class	14,060	-
Total	$ 45,402	$ -

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2013	Year ended December 31, 2012	Six months ended June 30, 2013	Year ended December 31, 2012
Initial Class
Shares sold	379,812	621,886	$ 8,373,292	$ 12,291,507
Reinvestment of distributions	1,331	56,914	28,533	1,095,585
Shares redeemed	(765,584)	(2,458,244)	(16,177,991)	(47,201,779)
Net increase (decrease)	(384,441)	(1,779,444)	$ (7,776,166)	$ (33,814,687)
Service Class 2
Shares sold	273,450	770,749	$ 5,836,879	$ 15,078,815
Reinvestment of distributions	1,601	46,578	34,150	892,430
Shares redeemed	(610,675)	(1,808,109)	(12,896,645)	(34,633,984)
Net increase (decrease)	(335,624)	(990,782)	$ (7,025,616)	$ (18,662,739)
Investor Class
Shares sold	282,081	673,218	$ 5,981,526	$ 13,236,333
Reinvestment of distributions	1,315	46,565	28,120	894,976
Shares redeemed	(651,623)	(1,708,016)	(13,797,687)	(32,649,524)
Net increase (decrease)	(368,227)	(988,233)	$ (7,788,041)	$ (18,518,215)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 61% of the total outstanding shares of the Fund and one otherwise unaffiliated shareholder was the owner of record of 38% of the total outstanding shares of the Fund.

Semiannual Report

Proxy Voting Results

A special meeting of Energy Portfolio's shareholders was held on May 14, 2013. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
Ned C. Lautenbach
Affirmative	1,555,133,782.46	93.955
Withheld	100,063,694.32	6.045
TOTAL	1,655,197,476.78	100.000
Ronald P. O'Hanley
Affirmative	1,557,988,095.28	94.128
Withheld	97,209,381.50	5.872
TOTAL	1,655,197,476.78	100.000
David A. Rosow
Affirmative	1,552,645,347.31	93.805
Withheld	102,552,129.47	6.195
TOTAL	1,655,197,476.78	100.000
Garnett A. Smith
Affirmative	1,554,582,880.53	93.922
Withheld	100,614,596.25	6.078
TOTAL	1,655,197,476.78	100.000
William S. Stavropoulos
Affirmative	1,548,352,452.21	93.545
Withheld	106,845,024.57	6.455
TOTAL	1,655,197,476.78	100.000
Michael E. Wiley
Affirmative	1,556,790,374.70	94.055
Withheld	98,407,102.08	5.945
TOTAL	1,655,197,476.78	100.000
PROPOSAL 2
To approve a management contract between the fund and Fidelity SelectCo, LLC.
	# of Votes	% of Votes
Affirmative	287,261,557.88	90.277
Against	11,605,272.64	3.647
Abstain	19,335,092.44	6.076
TOTAL	318,201,922.96	100.000
A Denotes trust-wide proposal and voting results.

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity SelectCo, LLC
Denver, CO

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company
Quincy, MA

VNRIC-SANN-0813
1.817382.108

Fidelity® Variable Insurance Products:
Energy Portfolio: Service Class 2

Semiannual Report

June 30, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Proxy Voting Results	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2013 to June 30, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio B	Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Expenses Paid During Period* January 1, 2013 to June 30, 2013
Initial Class	.69%
Actual		$ 1,000.00	$ 1,099.10	$ 3.59
Hypothetical A		$ 1,000.00	$ 1,021.37	$ 3.46
Service Class 2.93%
Actual		$ 1,000.00	$ 1,098.00	$ 4.84
Hypothetical A		$ 1,000.00	$ 1,020.18	$ 4.66
Investor Class	.77%
Actual		$ 1,000.00	$ 1,099.30	$ 4.01
Hypothetical A		$ 1,000.00	$ 1,020.98	$ 3.86

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of June 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Exxon Mobil Corp.	13.4	9.9
Chevron Corp.	8.8	8.9
Halliburton Co.	5.2	2.4
Occidental Petroleum Corp.	4.7	6.0
National Oilwell Varco, Inc.	4.3	4.2
Anadarko Petroleum Corp.	3.9	3.4
EOG Resources, Inc.	3.6	3.1
Schlumberger Ltd.	3.3	2.8
Marathon Oil Corp.	3.2	1.2
Murphy Oil Corp.	3.1	3.1
	53.5
Top Industries (% of fund's net assets)
As of June 30, 2013
Oil, Gas & Consumable Fuels	75.8%
Energy Equipment & Services	22.3%
Chemicals	1.3%
Specialty Retail	0.0%
Hotels, Restaurants & Leisure	0.0%
All Others*	0.6%

As of December 31, 2012
Oil, Gas & Consumable Fuels	74.7%
Energy Equipment & Services	23.1%
Chemicals	1.0%
Metals & Mining	0.3%
Hotels, Restaurants & Leisure	0.0%
All Others*	0.9%

* Includes short-term investments and net other assets (liabilities).

Semiannual Report

Investments June 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value
CHEMICALS - 1.3%
Commodity Chemicals - 1.3%
LyondellBasell Industries NV Class A	48,323	$ 3,201,882
Westlake Chemical Corp.	8,309	801,071
		4,002,953
ENERGY EQUIPMENT & SERVICES - 22.3%
Oil & Gas Drilling - 5.0%
Discovery Offshore S.A. (a)(e)	313,310	765,951
Ensco PLC Class A	148,492	8,630,355
Helmerich & Payne, Inc.	43,085	2,690,658
Noble Corp.	60,770	2,283,737
Northern Offshore Ltd.	136,421	191,347
Vantage Drilling Co. (a)	392,638	800,982
		15,363,030
Oil & Gas Equipment & Services - 17.3%
Cameron International Corp. (a)	68,985	4,219,123
Core Laboratories NV	15,700	2,381,062
Dril-Quip, Inc. (a)	17,516	1,581,520
FMC Technologies, Inc. (a)	25,500	1,419,840
Forum Energy Technologies, Inc. (a)	39,384	1,198,455
Geospace Technologies Corp. (a)	5,232	361,427
Halliburton Co.	386,620	16,129,786
National Oilwell Varco, Inc.	193,255	13,315,270
Oceaneering International, Inc.	5,000	361,000
Schlumberger Ltd.	143,381	10,274,682
Superior Energy Services, Inc. (a)	37,454	971,557
Total Energy Services, Inc.	27,900	385,989
Weatherford International Ltd. (a)	59,042	808,875
		53,408,586
TOTAL ENERGY EQUIPMENT & SERVICES		68,771,616
HOTELS, RESTAURANTS & LEISURE - 0.0%
Casinos & Gaming - 0.0%
Icahn Enterprises LP rights (a)	34,746	0
OIL, GAS & CONSUMABLE FUELS - 75.8%
Coal & Consumable Fuels - 0.6%
Alpha Natural Resources, Inc. (a)	47,700	249,948
Peabody Energy Corp.	113,455	1,660,981
		1,910,929
Integrated Oil & Gas - 35.5%
Chevron Corp.	228,442	27,033,826
Exxon Mobil Corp.	456,404	41,236,099
Hess Corp.	134,361	8,933,663
InterOil Corp. (a)(d)	19,059	1,324,791
Murphy Oil Corp.	155,166	9,448,058

	Shares	Value
Occidental Petroleum Corp.	164,486	$ 14,677,086
Suncor Energy, Inc.	229,200	6,755,919
		109,409,442
Oil & Gas Exploration & Production - 29.9%
Anadarko Petroleum Corp.	140,015	12,031,489
Apache Corp.	19,000	1,592,770
Bankers Petroleum Ltd. (a)	458,700	1,138,354
Bonanza Creek Energy, Inc. (a)	24,514	869,266
BPZ Energy, Inc. (a)	108,826	194,799
Cabot Oil & Gas Corp.	76,822	5,455,898
Cimarex Energy Co.	53,746	3,492,953
Cobalt International Energy, Inc. (a)	117,177	3,113,393
Concho Resources, Inc. (a)	69,169	5,790,829
Continental Resources, Inc. (a)	88,500	7,616,310
EOG Resources, Inc.	83,879	11,045,187
EPL Oil & Gas, Inc. (a)	34,282	1,006,520
EQT Corp.	62,874	4,990,309
Gulfport Energy Corp. (a)	21,101	993,224
Halcon Resources Corp. (a)	150,000	850,500
Kosmos Energy Ltd. (a)	28,300	287,528
Marathon Oil Corp.	290,500	10,045,490
Noble Energy, Inc.	146,812	8,814,592
Northern Oil & Gas, Inc. (a)	92,107	1,228,707
Oasis Petroleum, Inc. (a)	85,478	3,322,530
Painted Pony Petroleum Ltd. Class A (a)	63,475	511,808
PDC Energy, Inc. (a)	3,200	164,736
Pioneer Natural Resources Co.	48,329	6,995,623
Rosetta Resources, Inc. (a)	8,521	362,313
TAG Oil Ltd. (a)	38,200	107,877
		92,023,005
Oil & Gas Refining & Marketing - 4.4%
Calumet Specialty Products Partners LP	37,830	1,376,255
Marathon Petroleum Corp.	71,286	5,065,583
Northern Tier Energy LP Class A	21,131	507,567
Phillips 66	83,054	4,892,711
Tesoro Corp.	17,511	916,176
Valero Energy Corp.	26,087	907,045
		13,665,337
Oil & Gas Storage & Transport - 5.4%
Atlas Energy LP	48,321	2,367,246
Atlas Pipeline Partners LP	45,360	1,732,298
Magellan Midstream Partners LP	29,936	1,631,512
Markwest Energy Partners LP	14,700	982,695
Targa Resources Corp.	21,700	1,395,961
Tesoro Logistics LP	29,179	1,764,162
The Williams Companies, Inc.	205,574	6,674,988
		16,548,862
TOTAL OIL, GAS & CONSUMABLE FUELS		233,557,575
Common Stocks - continued
	Shares	Value
SPECIALTY RETAIL - 0.0%
Automotive Retail - 0.0%
CST Brands, Inc. (a)	2,898	$ 89,287
TOTAL COMMON STOCKS (Cost $262,199,008)		306,421,431
Money Market Funds - 1.0%

Fidelity Cash Central Fund, 0.13% (b)	1,895,320	1,895,320
Fidelity Securities Lending Cash Central Fund, 0.13% (b)(c)	1,221,048	1,221,048
TOTAL MONEY MARKET FUNDS (Cost $3,116,368)		3,116,368
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $265,315,376)		309,537,799
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(1,171,118)
NET ASSETS - 100%		$ 308,366,681
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $765,951 or 0.2% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,401
Fidelity Securities Lending Cash Central Fund	96,001
Total	$ 97,402
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	87.1%
Curacao	3.3%
Canada	3.3%
United Kingdom	2.8%
Netherlands	1.8%
Switzerland	1.0%
Others (Individually Less Than 1%)	0.7%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $1,178,820) - See accompanying schedule: Unaffiliated issuers (cost $262,199,008)	$ 306,421,431
Fidelity Central Funds (cost $3,116,368)	3,116,368
Total Investments (cost $265,315,376)		$ 309,537,799
Receivable for investments sold		1,519,746
Receivable for fund shares sold		233,967
Dividends receivable		192,885
Distributions receivable from Fidelity Central Funds		17,493
Other receivables		2,841
Total assets		311,504,731

Liabilities
Payable for investments purchased	$ 1,540,532
Payable for fund shares redeemed	145,108
Accrued management fee	144,508
Distribution and service plan fees payable	24,585
Other affiliated payables	40,041
Other payables and accrued expenses	22,228
Collateral on securities loaned, at value	1,221,048
Total liabilities		3,138,050

Net Assets		$ 308,366,681
Net Assets consist of:
Paid in capital		$ 284,023,895
Undistributed net investment income		1,297,942
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(21,177,412)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		44,222,256
Net Assets		$ 308,366,681

Statement of Assets and Liabilities - continued

June 30, 2013 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($98,152,276 ÷ 4,572,691 shares)	$ 21.46

Service Class 2: Net Asset Value, offering price and redemption price per share ($116,669,897 ÷ 5,467,599 shares)	$ 21.34

Investor Class: Net Asset Value, offering price and redemption price per share ($93,544,508 ÷ 4,368,161 shares)	$ 21.42

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended June 30, 2013 (Unaudited)

Investment Income
Dividends		$ 2,479,402
Income from Fidelity Central Funds		97,402
Total income		2,576,804

Expenses
Management fee	$ 871,652
Transfer agent fees	152,111
Distribution and service plan fees	147,059
Accounting and security lending fees	61,473
Custodian fees and expenses	11,387
Independent trustees' compensation	954
Audit	18,929
Legal	269
Interest	129
Miscellaneous	1,193
Total expenses before reductions	1,265,156
Expense reductions	(11,351)	1,253,805
Net investment income (loss)		1,322,999
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	5,925,294
Foreign currency transactions	(3,564)
Total net realized gain (loss)		5,921,730
Change in net unrealized appreciation (depreciation) on: Investment securities	21,811,946
Assets and liabilities in foreign currencies	(43)
Total change in net unrealized appreciation (depreciation)		21,811,903
Net gain (loss)		27,733,633
Net increase (decrease) in net assets resulting from operations		$ 29,056,632

Statement of Changes in Net Assets

	Six months ended June 30, 2013 (Unaudited)	Year ended December 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,322,999	$ 2,956,681
Net realized gain (loss)	5,921,730	3,674,511
Change in net unrealized appreciation (depreciation)	21,811,903	7,776,477
Net increase (decrease) in net assets resulting from operations	29,056,632	14,407,669
Distributions to shareholders from net investment income	(45,401)	(2,882,991)
Distributions to shareholders from net realized gain	(45,402)	-
Total distributions	(90,803)	(2,882,991)
Share transactions - net increase (decrease)	(22,589,823)	(70,995,641)
Redemption fees	16,165	57,627
Total increase (decrease) in net assets	6,392,171	(59,413,336)

Net Assets
Beginning of period	301,974,510	361,387,846
End of period (including undistributed net investment income of $1,297,942 and undistributed net investment income of $20,344, respectively)	$ 308,366,681	$ 301,974,510

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 19.53	$ 18.81	$ 20.05	$ 16.88	$ 11.46	$ 26.55
Income from Investment Operations
Net investment income (loss) E	.10	.19	.21	.11	.07	.03
Net realized and unrealized gain (loss)	1.84	.74	(1.23)	3.16	5.41	(14.31)
Total from investment operations	1.94	.93	(1.02)	3.27	5.48	(14.28)
Distributions from net investment income	- I	(.21)	(.23)	(.11)	(.07)	(.03)
Distributions from net realized gain	- I	-	-	-	-	(.80)
Total distributions	(.01) J	(.21)	(.23)	(.11)	(.07)	(.83)
Redemption fees added to paid in capital E	- I	- I	.01	.01	.01	.02
Net asset value, end of period	$ 21.46	$ 19.53	$ 18.81	$ 20.05	$ 16.88	$ 11.46
Total Return B, C, D	9.91%	4.94%	(4.99)%	19.45%	47.90%	(54.26)%
Ratios to Average Net Assets F, H
Expenses before reductions	.69% A	.69%	.69%	.70%	.71%	.70%
Expenses net of fee waivers, if any	.69% A	.69%	.69%	.69%	.71%	.70%
Expenses net of all reductions	.68% A	.68%	.68%	.69%	.70%	.69%
Net investment income (loss)	.96% A	.98%	1.00%	.65%	.47%	.13%
Supplemental Data
Net assets, end of period (000 omitted)	$ 98,152	$ 96,822	$ 126,723	$ 148,774	$ 152,028	$ 117,940
Portfolio turnover rate G	63% A	81%	94%	105%	113%	130%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.01 per share is comprised of distributions from net investment income of $.003 and distributions from net realized gain of $.003 per share.

Financial Highlights - Service Class 2

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 19.44	$ 18.72	$ 19.94	$ 16.79	$ 11.40	$ 26.44
Income from Investment Operations
Net investment income (loss) E	.08	.14	.16	.07	.03	(.03)
Net realized and unrealized gain (loss)	1.83	.73	(1.21)	3.13	5.38	(14.23)
Total from investment operations	1.91	.87	(1.05)	3.20	5.41	(14.26)
Distributions from net investment income	- I	(.15)	(.18)	(.06)	(.03)	-
Distributions from net realized gain	- I	-	-	-	-	(.80)
Total distributions	(.01) J	(.15)	(.18)	(.06)	(.03)	(.80)
Redemption fees added to paid in capital E	- I	- I	.01	.01	.01	.02
Net asset value, end of period	$ 21.34	$ 19.44	$ 18.72	$ 19.94	$ 16.79	$ 11.40
Total Return B, C, D	9.80%	4.68%	(5.20)%	19.16%	47.57%	(54.40)%
Ratios to Average Net Assets F, H
Expenses before reductions	.93% A	.94%	.94%	.95%	.96%	.95%
Expenses net of fee waivers, if any	.93% A	.94%	.93%	.94%	.96%	.95%
Expenses net of all reductions	.93% A	.93%	.93%	.94%	.95%	.94%
Net investment income (loss)	.71% A	.74%	.75%	.40%	.22%	(.12)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 116,670	$ 112,819	$ 127,187	$ 129,043	$ 125,669	$ 90,109
Portfolio turnover rate G	63% A	81%	94%	105%	113%	130%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.01 per share is comprised of distributions from net investment income of $.003 and distributions from net realized gain of $.003 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Investor Class

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 19.49	$ 18.77	$ 20.01	$ 16.85	$ 11.44	$ 26.49
Income from Investment Operations
Net investment income (loss) E	.09	.17	.19	.09	.05	.01
Net realized and unrealized gain (loss)	1.85	.74	(1.23)	3.16	5.41	(14.28)
Total from investment operations	1.94	.91	(1.04)	3.25	5.46	(14.27)
Distributions from net investment income	- I	(.19)	(.21)	(.10)	(.06)	- I
Distributions from net realized gain	- I	-	-	-	-	(.80)
Total distributions	(.01) J	(.19)	(.21)	(.10)	(.06)	(.80)
Redemption fees added to paid in capital E	- I	- I	.01	.01	.01	.02
Net asset value, end of period	$ 21.42	$ 19.49	$ 18.77	$ 20.01	$ 16.85	$ 11.44
Total Return B, C, D	9.93%	4.86%	(5.09)%	19.34%	47.79%	(54.32)%
Ratios to Average Net Assets F, H
Expenses before reductions	.77% A	.77%	.77%	.79%	.81%	.79%
Expenses net of fee waivers, if any	.77% A	.77%	.77%	.78%	.81%	.79%
Expenses net of all reductions	.76% A	.76%	.77%	.77%	.80%	.78%
Net investment income (loss)	.88% A	.90%	.92%	.57%	.37%	.04%
Supplemental Data
Net assets, end of period (000 omitted)	$ 93,545	$ 92,334	$ 107,479	$ 103,682	$ 89,921	$ 55,256
Portfolio turnover rate G	63% A	81%	94%	105%	113%	130%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.01 per share is comprised of distributions from net investment income of $.003 and distributions from net realized gain of $.003 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2013 (Unaudited)

1. Organization.

VIP Energy Portfolio (the Fund) is a non-diversified fund of Variable Insurance Products Fund IV (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Semiannual Report

3. Significant Accounting Policies - continued

Foreign Currency - continued

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 56,930,927
Gross unrealized depreciation	(14,731,090)
Net unrealized appreciation (depreciation) on securities and other investments	$ 42,199,837

Tax cost	$ 267,337,962

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Fiscal year of expiration
2017	$ (17,046,895)
2018	(7,754,729)
Total with expiration	$ (24,801,624)

Trading (Redemption) Fees. Initial Class shares, Service Class 2 shares and Investor Class shares held by investors less than 60 days may be subject to a redemption fee equal to 1% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $97,985,448 and $118,408,184, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .55% of the Fund's average net assets.

Effective August 1, 2013, Fidelity SelectCo, LLC (SelectCo), an affiliate of FMR, will replace FMR as investment adviser to the Fund pursuant to a management contract between the Fund and SelectCo. The new contract will not impact the Fund's investment process, strategies or management fees.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted a separate 12b-1 Plan for Service Class 2 shares. Service Class 2 pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .25% of Service Class 2's average net assets.

For the period, total fees for Service Class 2, all of which was re-allowed to insurance companies for the distribution of shares and providing shareholder support services were $147,059.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of average net assets. Investor Class pays a monthly asset-based transfer agent fee of .15% of average net assets. In addition, FIIOC receives an asset-based fee of .0035% of average net assets for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class, including printing and out of pocket expenses, were as follows:

Initial Class	$ 35,670
Service Class 2	40,989
Investor Class	75,452
$ 152,111

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $2,758 for the period.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 5,578,000.42%		$ 129

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $414 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $96,001, including $2,463 from securities loaned to FCM.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $11,351 for the period.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2013	Year ended December 31, 2012
From net investment income
Initial Class	$ 14,266	$ 1,095,585
Service Class 2	17,075	892,430
Investor Class	14,060	894,976
Total	$ 45,401	$ 2,882,991
From net realized gain
Initial Class	$ 14,267	$ -
Service Class 2	17,075	-
Investor Class	14,060	-
Total	$ 45,402	$ -

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2013	Year ended December 31, 2012	Six months ended June 30, 2013	Year ended December 31, 2012
Initial Class
Shares sold	379,812	621,886	$ 8,373,292	$ 12,291,507
Reinvestment of distributions	1,331	56,914	28,533	1,095,585
Shares redeemed	(765,584)	(2,458,244)	(16,177,991)	(47,201,779)
Net increase (decrease)	(384,441)	(1,779,444)	$ (7,776,166)	$ (33,814,687)
Service Class 2
Shares sold	273,450	770,749	$ 5,836,879	$ 15,078,815
Reinvestment of distributions	1,601	46,578	34,150	892,430
Shares redeemed	(610,675)	(1,808,109)	(12,896,645)	(34,633,984)
Net increase (decrease)	(335,624)	(990,782)	$ (7,025,616)	$ (18,662,739)
Investor Class
Shares sold	282,081	673,218	$ 5,981,526	$ 13,236,333
Reinvestment of distributions	1,315	46,565	28,120	894,976
Shares redeemed	(651,623)	(1,708,016)	(13,797,687)	(32,649,524)
Net increase (decrease)	(368,227)	(988,233)	$ (7,788,041)	$ (18,518,215)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 61% of the total outstanding shares of the Fund and one otherwise unaffiliated shareholder was the owner of record of 38% of the total outstanding shares of the Fund.

Semiannual Report

Proxy Voting Results

A special meeting of Energy Portfolio's shareholders was held on May 14, 2013. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
Ned C. Lautenbach
Affirmative	1,555,133,782.46	93.955
Withheld	100,063,694.32	6.045
TOTAL	1,655,197,476.78	100.000
Ronald P. O'Hanley
Affirmative	1,557,988,095.28	94.128
Withheld	97,209,381.50	5.872
TOTAL	1,655,197,476.78	100.000
David A. Rosow
Affirmative	1,552,645,347.31	93.805
Withheld	102,552,129.47	6.195
TOTAL	1,655,197,476.78	100.000
Garnett A. Smith
Affirmative	1,554,582,880.53	93.922
Withheld	100,614,596.25	6.078
TOTAL	1,655,197,476.78	100.000
William S. Stavropoulos
Affirmative	1,548,352,452.21	93.545
Withheld	106,845,024.57	6.455
TOTAL	1,655,197,476.78	100.000
Michael E. Wiley
Affirmative	1,556,790,374.70	94.055
Withheld	98,407,102.08	5.945
TOTAL	1,655,197,476.78	100.000
PROPOSAL 2
To approve a management contract between the fund and Fidelity SelectCo, LLC.
	# of Votes	% of Votes
Affirmative	287,261,557.88	90.277
Against	11,605,272.64	3.647
Abstain	19,335,092.44	6.076
TOTAL	318,201,922.96	100.000
A Denotes trust-wide proposal and voting results.

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity SelectCo, LLC
Denver, CO

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company
Quincy, MA

VNR2-SANN-0813
1.833454.107

Fidelity® Variable Insurance Products:
Financial Services Portfolio

Semiannual Report

June 30, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Proxy Voting Results	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2013 to June 30, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense RatioB	Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Expenses Paid During Period* January 1, 2013 to June 30, 2013
Initial Class	.86%
Actual		$ 1,000.00	$ 1,144.30	$ 4.57
HypotheticalA		$ 1,000.00	$ 1,020.53	$ 4.31
Investor Class	.94%
Actual		$ 1,000.00	$ 1,143.30	$ 5.00
HypotheticalA		$ 1,000.00	$ 1,020.13	$ 4.71

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of June 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Citigroup, Inc.	4.8	5.1
JPMorgan Chase & Co.	4.8	0.0
Bank of America Corp.	4.7	0.0
U.S. Bancorp	4.2	0.7
Wells Fargo & Co.	3.9	0.0
Capital One Financial Corp.	3.5	0.0
American Tower Corp.	2.7	0.0
Simon Property Group, Inc.	2.6	0.0
MetLife, Inc.	2.5	0.2
Invesco Ltd.	2.3	0.0
	36.0
Top Industries (% of fund's net assets)
As of June 30, 2013
Insurance	19.0%
Commercial Banks	18.8%
Diversified Financial Services	17.4%
Capital Markets	12.4%
Real Estate Investment Trusts	11.5%
All Others*	20.9%

As of December 31, 2012
Real Estate Investment Trusts	31.3%
Commercial Banks	20.1%
Insurance	13.3%
Capital Markets	11.5%
Diversified Financial Services	10.1%
All Others*	13.7%

* Includes short-term investments and net other assets (liabilities).

Semiannual Report

Investments June 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.2%
	Shares	Value
CAPITAL MARKETS - 12.4%
Asset Management & Custody Banks - 9.3%
A.F.P. Provida SA sponsored ADR	6,600	$ 562,980
Affiliated Managers Group, Inc. (a)	5,764	944,950
Ameriprise Financial, Inc.	9,700	784,536
BlackRock, Inc. Class A	1,827	469,265
Carlyle Group LP	14,541	373,704
Invesco Ltd.	47,477	1,509,769
Oaktree Capital Group LLC Class A	11,000	578,050
The Blackstone Group LP	36,476	768,185
		5,991,439
Diversified Capital Markets - 0.9%
Deutsche Bank AG (NY Shares)	3,600	151,020
UBS AG (NY Shares)	25,930	439,514
		590,534
Investment Banking & Brokerage - 2.2%
FXCM, Inc. Class A	21,100	346,251
Raymond James Financial, Inc.	25,600	1,100,288
		1,446,539
TOTAL CAPITAL MARKETS		8,028,512
COMMERCIAL BANKS - 18.8%
Diversified Banks - 8.8%
Comerica, Inc.	11,920	474,774
Guaranty Trust Bank PLC GDR (Reg. S)	500	3,355
U.S. Bancorp	74,423	2,690,391
Wells Fargo & Co.	61,696	2,546,194
		5,714,714
Regional Banks - 10.0%
CIT Group, Inc. (a)	10,170	474,227
CoBiz, Inc.	35,156	291,795
Commerce Bancshares, Inc.	14,300	622,908
East West Bancorp, Inc.	23,800	654,500
Fifth Third Bancorp	50,978	920,153
First Commonwealth Financial Corp.	1,252	9,227
First Horizon National Corp.	41,237	461,854
M&T Bank Corp.	8,900	994,575
PNC Financial Services Group, Inc.	16,400	1,195,888
Popular, Inc. (a)	12,900	391,257
Texas Capital Bancshares, Inc. (a)	9,950	441,382
		6,457,766
TOTAL COMMERCIAL BANKS		12,172,480
CONSUMER FINANCE - 4.7%
Consumer Finance - 4.7%
Capital One Financial Corp.	36,553	2,295,894
Regional Management Corp. (a)	4,200	105,000
SLM Corp.	27,180	621,335
		3,022,229

	Shares	Value
DIVERSIFIED CONSUMER SERVICES - 0.6%
Specialized Consumer Services - 0.6%
H&R Block, Inc.	12,700	$ 352,425
DIVERSIFIED FINANCIAL SERVICES - 17.4%
Other Diversified Financial Services - 14.3%
Bank of America Corp.	233,842	3,007,208
Citigroup, Inc.	64,789	3,107,927
JPMorgan Chase & Co.	58,504	3,088,426
		9,203,561
Specialized Finance - 3.1%
IntercontinentalExchange, Inc. (a)(d)	5,493	976,436
McGraw-Hill Companies, Inc.	11,600	617,004
MSCI, Inc. Class A (a)	12,809	426,155
		2,019,595
TOTAL DIVERSIFIED FINANCIAL SERVICES		11,223,156
HEALTH CARE PROVIDERS & SERVICES - 0.9%
Health Care Facilities - 0.9%
Brookdale Senior Living, Inc. (a)	21,800	576,392
INSURANCE - 19.0%
Insurance Brokers - 1.9%
Marsh & McLennan Companies, Inc.	30,700	1,225,544
Life & Health Insurance - 3.2%
MetLife, Inc.	34,656	1,585,859
Torchmark Corp.	7,400	482,036
		2,067,895
Multi-Line Insurance - 2.3%
American International Group, Inc. (a)	16,333	730,085
Hartford Financial Services Group, Inc.	25,600	791,552
		1,521,637
Property & Casualty Insurance - 10.4%
ACE Ltd.	13,781	1,233,124
Allied World Assurance Co. Holdings Ltd.	9,150	837,317
Allstate Corp.	23,900	1,150,068
Axis Capital Holdings Ltd.	2,500	114,450
Berkshire Hathaway, Inc. Class B (a)	10,973	1,228,098
ProAssurance Corp.	16,400	855,424
The Travelers Companies, Inc.	16,679	1,332,986
		6,751,467
Reinsurance - 1.2%
Everest Re Group Ltd.	5,850	750,321
TOTAL INSURANCE		12,316,864
IT SERVICES - 2.9%
Data Processing & Outsourced Services - 2.9%
Fiserv, Inc. (a)	6,389	558,462
FleetCor Technologies, Inc. (a)	6,400	520,320
Common Stocks - continued
	Shares	Value
IT SERVICES - CONTINUED
Data Processing & Outsourced Services - continued
Global Payments, Inc.	6,486	$ 300,432
The Western Union Co.	28,300	484,213
		1,863,427
PROFESSIONAL SERVICES - 0.9%
Research & Consulting Services - 0.9%
Dun & Bradstreet Corp.	3,200	311,840
Equifax, Inc.	5,065	298,480
		610,320
REAL ESTATE INVESTMENT TRUSTS - 11.5%
Mortgage REITs - 1.5%
Blackstone Mortgage Trust, Inc.	10,800	266,760
MFA Financial, Inc.	54,800	463,060
Redwood Trust, Inc.	14,600	248,200
		978,020
Retail REITs - 3.8%
Pennsylvania Real Estate Investment Trust (SBI)	18,000	339,840
Retail Properties America, Inc.	31,600	451,248
Simon Property Group, Inc.	10,653	1,682,322
		2,473,410
Specialized REITs - 6.2%
American Tower Corp.	23,780	1,739,983
Big Yellow Group PLC	55,280	323,364
Rayonier, Inc.	16,000	886,240
Ventas, Inc.	15,018	1,043,150
		3,992,737
TOTAL REAL ESTATE INVESTMENT TRUSTS		7,444,167
REAL ESTATE MANAGEMENT & DEVELOPMENT - 3.3%
Real Estate Operating Companies - 0.6%
Forest City Enterprises, Inc. Class A (a)	23,800	426,258
Real Estate Services - 2.7%
Altisource Portfolio Solutions SA	10,100	950,208
CBRE Group, Inc. (a)	33,098	773,169
		1,723,377
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		2,149,635

	Shares	Value
THRIFTS & MORTGAGE FINANCE - 1.8%
Thrifts & Mortgage Finance - 1.8%
MGIC Investment Corp. (a)	20,600	$ 125,042
Ocwen Financial Corp. (a)	22,600	931,572
Radian Group, Inc.	9,400	109,228
Washington Mutual, Inc. (a)	5,300	0
		1,165,842
TOTAL COMMON STOCKS (Cost $59,398,952)		60,925,449
Nonconvertible Preferred Stocks - 0.0%

COMMERCIAL BANKS - 0.0%
Diversified Banks - 0.0%
Banco Pine SA (Cost $22,634)	3,475	18,610
Money Market Funds - 6.5%

Fidelity Cash Central Fund, 0.13% (b)	3,358,430	3,358,430
Fidelity Securities Lending Cash Central Fund, 0.13% (b)(c)	844,100	844,100
TOTAL MONEY MARKET FUNDS (Cost $4,202,530)		4,202,530
TOTAL INVESTMENT PORTFOLIO - 100.7% (Cost $63,624,116)		65,146,589
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(449,449)
NET ASSETS - 100%		$ 64,697,140
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,806
Fidelity Securities Lending Cash Central Fund	10,078
Total	$ 11,884
Other Information

The following is a summary of the inputs used, as of June 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 60,925,449	$ 60,925,449	$ -	$ -
Nonconvertible Preferred Stocks	18,610	18,610	-	-
Money Market Funds	4,202,530	4,202,530	-	-
Total Investments in Securities:	$ 65,146,589	$ 65,146,589	$ -	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended June 30, 2013. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 0
Level 2 to Level 1	$ 1,992,412
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	88.7%
Switzerland	3.9%
Bermuda	3.7%
Luxembourg	1.5%
Others (Individually Less Than 1%)	2.2%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $817,696) - See accompanying schedule: Unaffiliated issuers (cost $59,421,586)	$ 60,944,059
Fidelity Central Funds (cost $4,202,530)	4,202,530
Total Investments (cost $63,624,116)		$ 65,146,589
Foreign currency held at value (cost $5)		5
Receivable for investments sold		340,375
Receivable for fund shares sold		128,252
Dividends receivable		82,072
Distributions receivable from Fidelity Central Funds		1,122
Other receivables		5,582
Total assets		65,703,997

Liabilities
Payable for investments purchased	$ 80,120
Payable for fund shares redeemed	47
Accrued management fee	29,228
Other affiliated payables	9,590
Other payables and accrued expenses	43,772
Collateral on securities loaned, at value	844,100
Total liabilities		1,006,857

Net Assets		$ 64,697,140
Net Assets consist of:
Paid in capital		$ 70,337,254
Undistributed net investment income		487,633
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(7,649,656)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,521,909
Net Assets		$ 64,697,140

Statement of Assets and Liabilities - continued

June 30, 2013 (Unaudited)
Initial Class: Net Asset Value, offering price and redemption price per share ($22,822,010 ÷ 2,832,111 shares)	$ 8.06

Investor Class: Net Asset Value, offering price and redemption price per share ($41,875,130 ÷ 5,214,761 shares)	$ 8.03

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended June 30, 2013 (Unaudited)

Investment Income
Dividends		$ 752,481
Income from Fidelity Central Funds		11,884
Total income		764,365

Expenses
Management fee	$ 169,095
Transfer agent fees	40,158
Accounting and security lending fees	12,010
Custodian fees and expenses	30,065
Independent trustees' compensation	177
Audit	25,877
Legal	77
Miscellaneous	225
Total expenses before reductions	277,684
Expense reductions	(12,471)	265,213
Net investment income (loss)		499,152
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	8,479,927
Foreign currency transactions	(1,131)
Total net realized gain (loss)		8,478,796
Change in net unrealized appreciation (depreciation) on: Investment securities	(1,839,318)
Assets and liabilities in foreign currencies	(795)
Total change in net unrealized appreciation (depreciation)		(1,840,113)
Net gain (loss)		6,638,683
Net increase (decrease) in net assets resulting from operations		$ 7,137,835

Statement of Changes in Net Assets

	Six months ended June 30, 2013 (Unaudited)	Year ended December 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 499,152	$ 666,312
Net realized gain (loss)	8,478,796	1,823,095
Change in net unrealized appreciation (depreciation)	(1,840,113)	5,533,468
Net increase (decrease) in net assets resulting from operations	7,137,835	8,022,875
Distributions to shareholders from net investment income	(58,922)	(536,969)
Share transactions - net increase (decrease)	9,475,997	14,995,460
Redemption fees	14,562	20,225
Total increase (decrease) in net assets	16,569,472	22,501,591

Net Assets
Beginning of period	48,127,668	25,626,077
End of period (including undistributed net investment income of $487,633 and undistributed net investment income of $47,403, respectively)	$ 64,697,140	$ 48,127,668

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 7.05	$ 5.55	$ 7.01	$ 6.55	$ 5.22	$ 11.57
Income from Investment Operations
Net investment income (loss) E	.07	.11	.01	.02	.06	.21
Net realized and unrealized gain (loss)	.95	1.47	(1.44)	.46	1.35	(5.68)
Total from investment operations	1.02	1.58	(1.43)	.48	1.41	(5.47)
Distributions from net investment income	(.01)	(.08)	(.03)	(.02)	(.09)	(.15)
Distributions from net realized gain	-	-	-	-	-	(.74)
Total distributions	(.01)	(.08)	(.03)	(.02)	(.09)	(.89)
Redemption fees added to paid in capital E	- I	- I	- I	- I	.01	.01
Net asset value, end of period	$ 8.06	$ 7.05	$ 5.55	$ 7.01	$ 6.55	$ 5.22
Total Return B, C, D	14.43%	28.55%	(20.46)%	7.28%	27.30%	(50.08)%
Ratios to Average Net Assets F, H
Expenses before reductions	.86% A	.85%	.92%	.90%	.91%	.84%
Expenses net of fee waivers, if any	.86% A	.85%	.91%	.90%	.91%	.84%
Expenses net of all reductions	.82% A	.75%	.86%	.85%	.87%	.84%
Net investment income (loss)	1.69% A	1.66%	.22%	.34%	1.09%	2.64%
Supplemental Data
Net assets, end of period (000 omitted)	$ 22,822	$ 17,438	$ 11,805	$ 18,959	$ 20,155	$ 17,436
Portfolio turnover rate G	405% A	323%	350%	288%	336%	100%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

Financial Highlights - Investor Class

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 7.03	$ 5.54	$ 6.99	$ 6.53	$ 5.20	$ 11.54
Income from Investment Operations
Net investment income (loss) E	.06	.10	.01	.02	.06	.20
Net realized and unrealized gain (loss)	.95	1.47	(1.44)	.45	1.34	(5.67)
Total from investment operations	1.01	1.57	(1.43)	.47	1.40	(5.47)
Distributions from net investment income	(.01)	(.08)	(.02)	(.01)	(.08)	(.14)
Distributions from net realized gain	-	-	-	-	-	(.74)
Total distributions	(.01)	(.08)	(.02)	(.01)	(.08)	(.88)
Redemption fees added to paid in capital E	- I	- I	- I	- I	.01	.01
Net asset value, end of period	$ 8.03	$ 7.03	$ 5.54	$ 6.99	$ 6.53	$ 5.20
Total Return B, C, D	14.33%	28.36%	(20.47)%	7.24%	27.30%	(50.18)%
Ratios to Average Net Assets F, H
Expenses before reductions	.94% A	.92%	.99%	.99%	1.01%	.94%
Expenses net of fee waivers, if any	.94% A	.92%	.99%	.98%	1.01%	.94%
Expenses net of all reductions	.90% A	.82%	.93%	.94%	.97%	.94%
Net investment income (loss)	1.61% A	1.58%	.14%	.25%	.99%	2.54%
Supplemental Data
Net assets, end of period (000 omitted)	$ 41,875	$ 30,690	$ 13,821	$ 21,855	$ 16,754	$ 12,012
Portfolio turnover rate G	405% A	323%	350%	288%	336%	100%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2013 (Unaudited)

1. Organization.

VIP Financial Services Portfolio (the Fund) is a fund of Variable Insurance Products Fund IV (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2013, including information on transfers between Levels 1 and 2 is included at the end of the Fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships, equity-debt classifications, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 2,537,312
Gross unrealized depreciation	(1,505,341)
Net unrealized appreciation (depreciation) on securities and other investments	$ 1,031,971

Tax cost	$ 64,114,618

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2016	$ (5,270,638)
2017	(8,647,927)
Total with expiration	(13,918,565)
No expiration
Long-term	(1,519,801)
Total capital loss carryforward	$ (15,438,366)

Trading (Redemption) Fees. Shares held by investors less than 60 days may be subject to a redemption fee equal to 1% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $124,771,976 and $117,463,043, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Effective August 1, 2013, Fidelity SelectCo, LLC (SelectCo), an affiliate of FMR, will replace FMR as investment adviser to the Fund pursuant to a management contract between the Fund and SelectCo. The new contract will not impact the Fund's investment process, strategies or management fees.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of average net assets. Investor Class pays a monthly asset-based transfer agent fee of .15% of average net assets. In addition, FIIOC receives an asset-based fee of .0035% of average net assets for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class, including printing and out of pocket expenses, were as follows:

Initial Class	$ 8,812
Investor Class	31,346
$ 40,158

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $4,382 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $69 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $10,078. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $12,458 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $13.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2013	Year ended December 31, 2012
From net investment income
Initial Class	$ 21,125	$ 201,732
Investor Class	37,797	335,237
Total	$ 58,922	$ 536,969

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2013	Year ended December 31, 2012	Six months ended June 30, 2013	Year ended December 31, 2012
Initial Class
Shares sold	1,071,070	1,951,317	$ 8,234,107	$ 12,974,029
Reinvestment of distributions	2,787	29,407	21,125	201,732
Shares redeemed	(714,404)	(1,634,103)	(5,418,925)	(10,743,032)
Net increase (decrease)	359,453	346,621	$ 2,836,307	$ 2,432,729
Investor Class
Shares sold	2,325,994	3,243,020	$ 17,848,998	$ 21,435,970
Reinvestment of distributions	5,006	49,011	37,797	335,237
Shares redeemed	(1,481,574)	(1,422,789)	(11,247,105)	(9,208,476)
Net increase (decrease)	849,426	1,869,242	$ 6,639,690	$ 12,562,731

Semiannual Report

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 100% of the total outstanding shares of the Fund.

Semiannual Report

Proxy Voting Results

A special meeting of Financial Services Portfolio's shareholders was held on May 14, 2013. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
Ned C. Lautenbach
Affirmative	1,555,133,782.46	93.955
Withheld	100,063,694.32	6.045
TOTAL	1,655,197,476.78	100.000
Ronald P. O'Hanley
Affirmative	1,557,988,095.28	94.128
Withheld	97,209,381.50	5.872
TOTAL	1,655,197,476.78	100.000
David A. Rosow
Affirmative	1,552,645,347.31	93.805
Withheld	102,552,129.47	6.195
TOTAL	1,655,197,476.78	100.000
Garnett A. Smith
Affirmative	1,554,582,880.53	93.922
Withheld	100,614,596.25	6.078
TOTAL	1,655,197,476.78	100.000
William S. Stavropoulos
Affirmative	1,548,352,452.21	93.545
Withheld	106,845,024.57	6.455
TOTAL	1,655,197,476.78	100.000
Michael E. Wiley
Affirmative	1,556,790,374.70	94.055
Withheld	98,407,102.08	5.945
TOTAL	1,655,197,476.78	100.000
PROPOSAL 2
To approve a management contract between the fund and Fidelity SelectCo, LLC.
	# of Votes	% of Votes
Affirmative	58,500,019.60	89.134
Against	5,552,539.71	8.460
Abstain	1,579,557.62	2.406
TOTAL	65,632,116.93	100.000
A Denotes trust-wide proposal and voting results.

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity SelectCo, LLC
Denver, CO

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

JPMorgan Chase Bank
New York, NY

VFSIC-SANN-0813
1.817370.108

Fidelity® Variable Insurance Products:
Health Care Portfolio

Semiannual Report

June 30, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Proxy Voting Results	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of the fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2013 to June 30, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio B	Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Expenses Paid During Period* January 1, 2013 to June 30, 2013
Initial Class	.70%
Actual		$ 1,000.00	$ 1,221.20	$ 3.86
Hypothetical A		$ 1,000.00	$ 1,021.32	$ 3.51
Investor Class	.78%
Actual		$ 1,000.00	$ 1,220.30	$ 4.29
Hypothetical A		$ 1,000.00	$ 1,020.93	$ 3.91

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of June 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Gilead Sciences, Inc.	7.4	6.8
Amgen, Inc.	6.9	8.4
Actavis, Inc.	4.0	0.0
McKesson Corp.	3.3	0.8
Boston Scientific Corp.	3.2	2.1
Cerner Corp.	3.1	2.5
Onyx Pharmaceuticals, Inc.	3.0	0.9
Merck & Co., Inc.	2.8	8.3
Illumina, Inc.	2.7	0.0
Alexion Pharmaceuticals, Inc.	2.6	0.0
	39.0
Top Industries (% of fund's net assets)
As of June 30, 2013
Biotechnology	33.4%
Pharmaceuticals	27.0%
Health Care Providers & Services	17.0%
Health Care Equipment & Supplies	9.2%
Health Care Technology	5.2%
All Others*	8.2%

As of December 31, 2012
Biotechnology	33.4%
Pharmaceuticals	30.5%
Health Care Providers & Services	18.2%
Health Care Equipment & Supplies	7.8%
Health Care Technology	3.9%
All Others*	6.2%

* Includes short-term investments and net other assets (liabilities).

Semiannual Report

Investments June 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value
BIOTECHNOLOGY - 33.4%
Biotechnology - 33.4%
Achillion Pharmaceuticals, Inc. (a)	160,000	$ 1,308,800
Acorda Therapeutics, Inc. (a)	18,822	620,938
Alexion Pharmaceuticals, Inc. (a)	90,162	8,316,543
AMAG Pharmaceuticals, Inc. (a)	55,707	1,239,481
Amgen, Inc.	226,377	22,334,355
Biogen Idec, Inc. (a)	14,049	3,023,345
BioMarin Pharmaceutical, Inc. (a)	62,203	3,470,305
Biovitrum AB (a)	148,896	892,563
Coronado Biosciences, Inc. (a)(d)	60,000	516,000
Cubist Pharmaceuticals, Inc. (a)	53,400	2,579,220
Discovery Laboratories, Inc. (a)	177,100	269,192
Dynavax Technologies Corp. (a)	1,100	1,210
Elan Corp. PLC sponsored ADR (a)	72,000	1,018,080
Genomic Health, Inc. (a)	49,000	1,553,790
Gilead Sciences, Inc. (a)	464,000	23,761,439
Grifols SA ADR	105,081	2,992,707
Infinity Pharmaceuticals, Inc. (a)	38,300	622,375
Insmed, Inc. (a)	24,100	288,236
Intercept Pharmaceuticals, Inc.	17,600	789,184
InterMune, Inc. (a)(d)	135,000	1,298,700
Kamada (a)	108,100	1,202,072
Lexicon Pharmaceuticals, Inc. (a)	400,000	868,000
Medivation, Inc. (a)	70,000	3,444,000
Merrimack Pharmaceuticals, Inc. (a)	34,077	229,338
Momenta Pharmaceuticals, Inc. (a)	56,600	852,396
Neurocrine Biosciences, Inc. (a)	141,300	1,890,594
NPS Pharmaceuticals, Inc. (a)	67,200	1,014,720
Onyx Pharmaceuticals, Inc. (a)	80,000	9,600,000
Puma Biotechnology, Inc. (a)	50,000	2,218,500
Regeneron Pharmaceuticals, Inc. (a)	26,700	6,004,296
Spectrum Pharmaceuticals, Inc.	81,800	610,228
Targacept, Inc. (a)	87,333	372,912
Theravance, Inc. (a)(d)	51,000	1,965,030
Vanda Pharmaceuticals, Inc. (a)	45,194	365,168
ZIOPHARM Oncology, Inc. (a)(d)	172,300	361,830
		107,895,547
DIVERSIFIED CONSUMER SERVICES - 0.4%
Specialized Consumer Services - 0.4%
Carriage Services, Inc.	81,739	1,385,476
FOOD & STAPLES RETAILING - 1.2%
Drug Retail - 1.2%
CVS Caremark Corp.	65,954	3,771,250
HEALTH CARE EQUIPMENT & SUPPLIES - 9.2%
Health Care Equipment - 7.4%
Boston Scientific Corp. (a)	1,112,800	10,315,656
Cardiovascular Systems, Inc. (a)	59,990	1,271,788
CONMED Corp.	56,578	1,767,497
Covidien PLC	18,147	1,140,357
Exactech, Inc. (a)	60,000	1,185,000

	Shares	Value
Genmark Diagnostics, Inc. (a)	3,400	$ 35,156
HeartWare International, Inc. (a)	8,395	798,448
Insulet Corp. (a)	48,000	1,507,680
Volcano Corp. (a)	112,380	2,037,449
Zeltiq Aesthetics, Inc. (a)(d)	108,900	695,871
Zimmer Holdings, Inc.	42,400	3,177,456
		23,932,358
Health Care Supplies - 1.8%
Derma Sciences, Inc. (a)	130,000	1,735,500
The Cooper Companies, Inc.	35,000	4,166,750
		5,902,250
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		29,834,608
HEALTH CARE PROVIDERS & SERVICES - 17.0%
Health Care Distributors & Services - 3.5%
Amplifon SpA	97,762	489,411
McKesson Corp.	94,301	10,797,465
		11,286,876
Health Care Facilities - 3.4%
AmSurg Corp. (a)	16,000	561,600
Brookdale Senior Living, Inc. (a)	64,399	1,702,710
Capital Senior Living Corp. (a)	33,000	788,700
Community Health Systems, Inc.	27,270	1,278,418
Emeritus Corp. (a)	57,300	1,328,214
Hanger, Inc. (a)	28,290	894,813
HCA Holdings, Inc.	75,100	2,708,106
NMC Health PLC	141,800	582,311
Ramsay Health Care Ltd.	30,786	1,008,243
		10,853,115
Health Care Services - 5.9%
BioScrip, Inc. (a)	184,200	3,039,300
Catamaran Corp. (a)	120,000	5,840,829
MEDNAX, Inc. (a)	56,200	5,146,796
Quest Diagnostics, Inc.	84,898	5,147,366
		19,174,291
Managed Health Care - 4.2%
Aetna, Inc.	12,708	807,466
CIGNA Corp.	81,900	5,936,931
Humana, Inc.	47,329	3,993,621
UnitedHealth Group, Inc.	42,407	2,776,810
		13,514,828
TOTAL HEALTH CARE PROVIDERS & SERVICES		54,829,110
HEALTH CARE TECHNOLOGY - 5.0%
Health Care Technology - 5.0%
athenahealth, Inc. (a)(d)	38,500	3,261,720
Cerner Corp. (a)	103,900	9,983,751
HealthStream, Inc. (a)	67,687	1,713,835
HMS Holdings Corp. (a)	45,400	1,057,820
		16,017,126
Common Stocks - continued
	Shares	Value
IT SERVICES - 0.9%
Data Processing & Outsourced Services - 0.9%
Maximus, Inc.	37,710	$ 2,808,641
LIFE SCIENCES TOOLS & SERVICES - 3.3%
Life Sciences Tools & Services - 3.3%
Bruker BioSciences Corp. (a)	47,200	762,280
Fluidigm Corp. (a)	25,600	446,976
Illumina, Inc. (a)(d)	115,600	8,651,504
Lonza Group AG	7,042	530,452
Nanostring Technologies, Inc.	34,900	279,200
		10,670,412
PERSONAL PRODUCTS - 0.5%
Personal Products - 0.5%
Prestige Brands Holdings, Inc. (a)	53,144	1,548,616
PHARMACEUTICALS - 27.0%
Pharmaceuticals - 27.0%
AbbVie, Inc.	53,000	2,191,020
Actavis, Inc. (a)	101,800	12,849,196
Bayer AG	27,300	2,911,386
Bristol-Myers Squibb Co.	68,461	3,059,522
Cadence Pharmaceuticals, Inc. (a)	65,420	446,164
Endo Health Solutions, Inc. (a)	47,474	1,746,568
Hi-Tech Pharmacal Co., Inc.	30,000	996,000
Impax Laboratories, Inc. (a)	74,700	1,490,265
Jazz Pharmaceuticals PLC (a)	24,400	1,677,012
Lee's Pharmaceutical Holdings Ltd.	1,060,000	874,672
Meda AB (A Shares)	86,100	975,768
Merck & Co., Inc.	196,706	9,136,994
Mylan, Inc. (a)	133,000	4,126,990
Optimer Pharmaceuticals, Inc. (a)(d)	87,267	1,262,753
Pacira Pharmaceuticals, Inc. (a)	34,600	1,003,400
Perrigo Co.	42,100	5,094,100
Pfizer, Inc.	193,863	5,430,103
Salix Pharmaceuticals Ltd. (a)	38,400	2,540,160
Sanofi SA	72,680	7,513,702
Shire PLC sponsored ADR	17,000	1,616,870
The Medicines Company (a)	33,602	1,033,598
UCB SA	25,400	1,368,267
Valeant Pharmaceuticals International, Inc. (Canada) (a)	90,960	7,842,781
ViroPharma, Inc. (a)	109,000	3,122,850
Warner Chilcott PLC	335,000	6,659,800
		86,969,941

	Shares	Value
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.4%
Real Estate Development - 0.4%
PT Lippo Karawaci Tbk	7,710,000	$ 1,180,780
TOTAL COMMON STOCKS (Cost $260,344,860)		316,911,507
Convertible Preferred Stocks - 0.2%

HEALTH CARE TECHNOLOGY - 0.2%
Health Care Technology - 0.2%
Castlight Health, Inc. Series D (a)(e) (Cost $633,235)	104,900	835,004
Money Market Funds - 4.7%

Fidelity Cash Central Fund, 0.13% (b)	7,501,645	7,501,645
Fidelity Securities Lending Cash Central Fund, 0.13% (b)(c)	7,680,908	7,680,908
TOTAL MONEY MARKET FUNDS (Cost $15,182,553)		15,182,553
TOTAL INVESTMENT PORTFOLIO - 103.2% (Cost $276,160,648)		332,929,064
NET OTHER ASSETS (LIABILITIES) - (3.2)%		(10,474,894)
NET ASSETS - 100%		$ 322,454,170
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $835,004 or 0.3% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Castlight Health, Inc. Series D	4/25/12	$ 633,235
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,968
Fidelity Securities Lending Cash Central Fund	41,465
Total	$ 45,433
Other Information

The following is a summary of the inputs used, as of June 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 316,911,507	$ 299,797,805	$ 17,113,702	$ -
Convertible Preferred Stocks	835,004	-	-	835,004
Money Market Funds	15,182,553	15,182,553	-	-
Total Investments in Securities:	$ 332,929,064	$ 314,980,358	$ 17,113,702	$ 835,004

The following is a summary of transfers between Level 1 and Level 2 for the period ended June 30, 2013. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 1,654,107
Level 2 to Level 1	$ 3,049,295
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	84.9%
Canada	4.2%
Ireland	3.3%
France	2.3%
Others (Individually Less Than 1%)	5.3%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $7,423,524) - See accompanying schedule: Unaffiliated issuers (cost $260,978,095)	$ 317,746,511
Fidelity Central Funds (cost $15,182,553)	15,182,553
Total Investments (cost $276,160,648)		$ 332,929,064
Receivable for investments sold		3,505,719
Receivable for fund shares sold		976,990
Dividends receivable		168,785
Distributions receivable from Fidelity Central Funds		3,115
Other receivables		7,050
Total assets		337,590,723

Liabilities
Payable for investments purchased	$ 7,234,710
Accrued management fee	143,705
Other affiliated payables	46,565
Other payables and accrued expenses	30,665
Collateral on securities loaned, at value	7,680,908
Total liabilities		15,136,553

Net Assets		$ 322,454,170
Net Assets consist of:
Paid in capital		$ 255,196,219
Undistributed net investment income		405,569
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		10,085,458
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		56,766,924
Net Assets		$ 322,454,170

Statement of Assets and Liabilities - continued

June 30, 2013 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($106,622,361 ÷ 5,815,823 shares)	$ 18.33

Investor Class: Net Asset Value, offering price and redemption price per share ($215,831,809 ÷ 11,839,218 shares)	$ 18.23

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended June 30, 2013 (Unaudited)

Investment Income
Dividends		$ 1,303,509
Income from Fidelity Central Funds		45,433
Total income		1,348,942

Expenses
Management fee	$ 702,206
Transfer agent fees	158,643
Accounting and security lending fees	49,985
Custodian fees and expenses	18,974
Independent trustees' compensation	703
Audit	21,915
Legal	179
Miscellaneous	807
Total expenses before reductions	953,412
Expense reductions	(10,039)	943,373
Net investment income (loss)		405,569
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	10,665,894
Foreign currency transactions	(21,969)
Total net realized gain (loss)		10,643,925
Change in net unrealized appreciation (depreciation) on: Investment securities	35,114,637
Assets and liabilities in foreign currencies	8
Total change in net unrealized appreciation (depreciation)		35,114,645
Net gain (loss)		45,758,570
Net increase (decrease) in net assets resulting from operations		$ 46,164,139

Statement of Changes in Net Assets

	Six months ended June 30, 2013 (Unaudited)	Year ended December 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 405,569	$ 668,350
Net realized gain (loss)	10,643,925	13,185,316
Change in net unrealized appreciation (depreciation)	35,114,645	13,646,655
Net increase (decrease) in net assets resulting from operations	46,164,139	27,500,321
Distributions to shareholders from net investment income	-	(645,289)
Distributions to shareholders from net realized gain	(6,889,919)	(10,008,923)
Total distributions	(6,889,919)	(10,654,212)
Share transactions - net increase (decrease)	98,668,023	44,699,798
Redemption fees	16,176	23,037
Total increase (decrease) in net assets	137,958,419	61,568,944

Net Assets
Beginning of period	184,495,751	122,926,807
End of period (including undistributed net investment income of $405,569 and $0, respectively)	$ 322,454,170	$ 184,495,751

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 15.51	$ 13.69	$ 12.64	$ 10.79	$ 8.15	$ 13.57
Income from Investment Operations
Net investment income (loss) E	.03	.07	- J	.02 H	.03	.04
Net realized and unrealized gain (loss)	3.33	2.74	1.04	1.85	2.64	(4.05)
Total from investment operations	3.36	2.81	1.04	1.87	2.67	(4.01)
Distributions from net investment income	-	(.06)	-	(.02)	(.03)	(.04)
Distributions from net realized gain	(.54)	(.92)	-	-	-	(1.37)
Total distributions	(.54)	(.99) K	-	(.02)	(.03)	(1.41)
Redemption fees added to paid in capital E	- J	- J	.01	- J	- J	- J
Net asset value, end of period	$ 18.33	$ 15.51	$ 13.69	$ 12.64	$ 10.79	$ 8.15
Total Return B,C,D	22.12%	20.81%	8.31%	17.35%	32.80%	(32.31)%
Ratios to Average Net Assets F,I
Expenses before reductions	.70% A	.72%	.74%	.79%	.83%	.84%
Expenses net of fee waivers, if any	.70% A	.72%	.74%	.78%	.83%	.84%
Expenses net of all reductions	.69% A	.71%	.73%	.78%	.82%	.84%
Net investment income (loss)	.37% A	.47%	(.03)%	.17% H	.30%	.36%
Supplemental Data
Net assets, end of period (000 omitted)	$ 106,622	$ 69,363	$ 52,430	$ 36,651	$ 37,787	$ 37,961
Portfolio turnover rate G	83% A	98%	138%	108%	132%	189%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .04%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $.99 per share is comprised of distributions from net investment income of $.063 and distributions from net realized gain of $.924 per share.

Financial Highlights - Investor Class

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 15.44	$ 13.63	$ 12.59	$ 10.75	$ 8.13	$ 13.53
Income from Investment Operations
Net investment income (loss) E	.02	.06	(.01)	.01 H	.02	.03
Net realized and unrealized gain (loss)	3.31	2.73	1.04	1.84	2.62	(4.03)
Total from investment operations	3.33	2.79	1.03	1.85	2.64	(4.00)
Distributions from net investment income	-	(.05)	-	(.01)	(.02)	(.03)
Distributions from net realized gain	(.54)	(.92)	-	-	-	(1.37)
Total distributions	(.54)	(.98) K	-	(.01)	(.02)	(1.40)
Redemption fees added to paid in capital E	- J	- J	.01	- J	- J	- J
Net asset value, end of period	$ 18.23	$ 15.44	$ 13.63	$ 12.59	$ 10.75	$ 8.13
Total Return B,C,D	22.03%	20.75%	8.26%	17.24%	32.53%	(32.31)%
Ratios to Average Net Assets F,I
Expenses before reductions	.78% A	.80%	.82%	.88%	.94%	.94%
Expenses net of fee waivers, if any	.78% A	.80%	.82%	.87%	.94%	.94%
Expenses net of all reductions	.77% A	.79%	.81%	.86%	.93%	.93%
Net investment income (loss)	.29% A	.39%	(.11)%	.09% H	.20%	.26%
Supplemental Data
Net assets, end of period (000 omitted)	$ 215,832	$ 115,132	$ 70,497	$ 31,254	$ 24,448	$ 21,901
Portfolio turnover rate G	83% A	98%	138%	108%	132%	189%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.04)%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $.98 per share is comprised of distributions from net investment income of $.052 and distributions from net realized gain of $.924 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2013 (Unaudited)

1. Organization.

VIP Health Care Portfolio (the Fund) is a non-diversified fund of Variable Insurance Products Fund IV (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2013, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 62,082,560
Gross unrealized depreciation	(5,693,474)
Net unrealized appreciation (depreciation) on securities and other investments	$ 56,389,086

Tax cost	$ 276,539,978

Trading (Redemption) Fees. Shares held by investors less than 60 days may be subject to a redemption fee equal to 1% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Semiannual Report

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $191,700,089 and $103,453,108, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .55% of the Fund's average net assets.

Effective August 1, 2013, Fidelity SelectCo, LLC (SelectCo), an affiliate of FMR, will replace FMR as investment adviser to the Fund pursuant to a management contract between the Fund and SelectCo. The new contract will not impact the Fund's investment process, strategies or management fees.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of average net assets. Investor Class pays a monthly asset-based transfer agent fee of .15% of average net assets. In addition, FIIOC receives an asset-based fee of .0035% of average net assets for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class, including printing and out of pocket expenses, were as follows:

Initial Class	$ 31,924
Investor Class	126,719
$ 158,643

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $2,327 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $255 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $41,465. During the period, there were no securities loaned to FCM.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $10,007 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $32.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2013	Year ended December 31, 2012
From net investment income
Initial Class	$ -	$ 275,106
Investor Class	-	370,183
Total	$ -	$ 645,289
From net realized gain
Initial Class	$ 2,501,803	$ 3,972,054
Investor Class	4,388,116	6,036,869
Total	$ 6,889,919	$ 10,008,923

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2013	Year ended December 31, 2012	Six months ended June 30, 2013	Year ended December 31, 2012
Initial Class
Shares sold	1,537,277	1,256,626	$ 26,690,855	$ 19,160,040
Reinvestment of distributions	155,585	280,664	2,501,803	4,247,160
Shares redeemed	(348,136)	(895,956)	(5,977,619)	(13,389,966)
Net increase (decrease)	1,344,726	641,334	$ 23,215,039	$ 10,017,234
Investor Class
Shares sold	4,357,057	2,698,170	$ 75,322,366	$ 40,658,636
Reinvestment of distributions	274,257	424,416	4,388,116	6,407,052
Shares redeemed	(250,968)	(836,971)	(4,257,498)	(12,383,124)
Net increase (decrease)	4,380,346	2,285,615	$ 75,452,984	$ 34,682,564

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of approximately 100% of the total outstanding shares of the Fund.

Semiannual Report

Proxy Voting Results

A special meeting of Health Care Portfolio's shareholders was held on May 14, 2013. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
Ned C. Lautenbach
Affirmative	1,555,133,782.46	93.955
Withheld	100,063,694.32	6.045
TOTAL	1,655,197,476.78	100.000
Ronald P. O'Hanley
Affirmative	1,557,988,095.28	94.128
Withheld	97,209,381.50	5.872
TOTAL	1,655,197,476.78	100.000
David A. Rosow
Affirmative	1,552,645,347.31	93.805
Withheld	102,552,129.47	6.195
TOTAL	1,655,197,476.78	100.000
Garnett A. Smith
Affirmative	1,554,582,880.53	93.922
Withheld	100,614,596.25	6.078
TOTAL	1,655,197,476.78	100.000
William S. Stavropoulos
Affirmative	1,548,352,452.21	93.545
Withheld	106,845,024.57	6.455
TOTAL	1,655,197,476.78	100.000
Michael E. Wiley
Affirmative	1,556,790,374.70	94.055
Withheld	98,407,102.08	5.945
TOTAL	1,655,197,476.78	100.000
PROPOSAL 2
To approve a management contract between the fund and Fidelity SelectCo, LLC.
	# of Votes	% of Votes
Affirmative	208,826,444.43	90.404
Against	13,521,679.99	5.853
Abstain	8,646,893.12	3.743
TOTAL	230,995,017.54	100.000
A Denotes trust-wide proposal and voting results.

Semiannual Report

Investment Adviser

Fidelity SelectCo, LLC
Denver, CO

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

JPMorgan Chase Bank
New York, NY

VHCIC-SANN-0813
1.817376.108

Fidelity® Variable Insurance Products:
Industrials Portfolio

Semiannual Report

June 30, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Proxy Voting Results	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2013 to June 30, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio B	Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Expenses Paid During Period* January 1, 2013 to June 30, 2013
Initial Class	.73%
Actual		$ 1,000.00	$ 1,143.40	$ 3.88
Hypothetical A		$ 1,000.00	$ 1,021.17	$ 3.66
Investor Class	.81%
Actual		$ 1,000.00	$ 1,143.40	$ 4.30
Hypothetical A		$ 1,000.00	$ 1,020.78	$ 4.06

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of June 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
General Electric Co.	12.4	13.9
United Technologies Corp.	6.4	6.5
Danaher Corp.	5.6	3.7
Honeywell International, Inc.	4.1	3.6
Union Pacific Corp.	3.7	3.9
3M Co.	3.6	2.5
Caterpillar, Inc.	3.5	0.0
Eaton Corp. PLC	3.0	3.0
Dun & Bradstreet Corp.	2.1	0.0
Cummins, Inc.	1.9	3.2
	46.3
Top Industries (% of fund's net assets)
As of June 30, 2013
Machinery	28.9%
Industrial Conglomerates	21.6%
Aerospace & Defense	14.0%
Electrical Equipment	7.2%
Professional Services	7.1%
All Others*	21.2%

As of December 31, 2012
Machinery	25.9%
Industrial Conglomerates	20.8%
Aerospace & Defense	16.3%
Electrical Equipment	8.6%
Professional Services	5.4%
All Others*	23.0%

* Includes short-term investments and net other assets (liabilities).

Semiannual Report

Investments June 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.6%
	Shares	Value
AEROSPACE & DEFENSE - 14.0%
Aerospace & Defense - 14.0%
Honeywell International, Inc.	62,327	$ 4,945,024
Precision Castparts Corp.	5,522	1,248,027
Teledyne Technologies, Inc. (a)	21,835	1,688,937
Textron, Inc.	51,691	1,346,551
United Technologies Corp.	83,045	7,718,202
		16,946,741
AIR FREIGHT & LOGISTICS - 0.8%
Air Freight & Logistics - 0.8%
C.H. Robinson Worldwide, Inc.	17,497	985,256
AUTO COMPONENTS - 1.5%
Auto Parts & Equipment - 1.5%
Johnson Controls, Inc.	51,529	1,844,223
BUILDING PRODUCTS - 1.1%
Building Products - 1.1%
A.O. Smith Corp.	37,367	1,355,675
Aspen Aerogels, Inc. warrants 3/28/23 (a)	822,151	8
		1,355,683
COMMERCIAL SERVICES & SUPPLIES - 3.1%
Environmental & Facility Services - 3.1%
Republic Services, Inc.	35,681	1,211,013
Stericycle, Inc. (a)	9,556	1,055,269
Waste Connections, Inc.	36,570	1,504,490
		3,770,772
CONSTRUCTION & ENGINEERING - 2.0%
Construction & Engineering - 2.0%
EMCOR Group, Inc.	25,898	1,052,754
URS Corp.	30,312	1,431,333
		2,484,087
ELECTRICAL EQUIPMENT - 7.2%
Electrical Components & Equipment - 7.2%
AMETEK, Inc.	29,437	1,245,185
Eaton Corp. PLC	54,050	3,557,031
Generac Holdings, Inc.	18,536	686,017
Hubbell, Inc. Class B	22,007	2,178,693
Rockwell Automation, Inc.	12,100	1,005,994
		8,672,920
INDUSTRIAL CONGLOMERATES - 21.6%
Industrial Conglomerates - 21.6%
3M Co.	40,255	4,401,884
Danaher Corp.	107,771	6,821,904
General Electric Co.	645,917	14,978,814
		26,202,602

	Shares	Value
LIFE SCIENCES TOOLS & SERVICES - 0.8%
Life Sciences Tools & Services - 0.8%
Eurofins Scientific SA	4,314	$ 911,366
MACHINERY - 28.9%
Construction & Farm Machinery & Heavy Trucks - 11.3%
Caterpillar, Inc.	51,000	4,206,990
Cummins, Inc.	21,500	2,331,890
Manitowoc Co., Inc.	104,478	1,871,201
Oshkosh Truck Corp. (a)	20,730	787,118
PACCAR, Inc.	32,078	1,721,305
Toro Co.	21,896	994,297
Wabtec Corp.	34,010	1,817,154
		13,729,955
Industrial Machinery - 17.6%
Donaldson Co., Inc.	24,900	887,934
Dover Corp.	23,849	1,852,113
GEA Group AG	31,241	1,107,304
Graco, Inc.	20,632	1,304,149
Harsco Corp.	51,393	1,191,804
IDEX Corp.	24,166	1,300,372
Ingersoll-Rand PLC	29,146	1,618,186
ITT Corp.	4,500	132,345
Nordson Corp.	9,700	672,307
Pall Corp.	25,175	1,672,375
Parker Hannifin Corp.	22,947	2,189,144
Pentair Ltd.	33,579	1,937,173
Stanley Black & Decker, Inc.	24,286	1,877,308
Timken Co.	27,849	1,567,342
TriMas Corp. (a)	38,357	1,429,949
Valmont Industries, Inc.	3,600	515,124
		21,254,929
TOTAL MACHINERY		34,984,884
PROFESSIONAL SERVICES - 7.1%
Human Resource & Employment Services - 1.8%
Towers Watson & Co.	26,782	2,194,517
Research & Consulting Services - 5.3%
Bureau Veritas SA	21,200	549,002
Dun & Bradstreet Corp.	26,757	2,607,470
Nielsen Holdings B.V.	54,152	1,818,966
Verisk Analytics, Inc. (a)	24,194	1,444,382
		6,419,820
TOTAL PROFESSIONAL SERVICES		8,614,337
ROAD & RAIL - 4.9%
Railroads - 3.7%
Union Pacific Corp.	28,823	4,446,812
Common Stocks - continued
	Shares	Value
ROAD & RAIL - CONTINUED
Trucking - 1.2%
Con-way, Inc.	6,659	$ 259,435
J.B. Hunt Transport Services, Inc.	17,651	1,275,108
		1,534,543
TOTAL ROAD & RAIL		5,981,355
TRADING COMPANIES & DISTRIBUTORS - 3.6%
Trading Companies & Distributors - 3.6%
Applied Industrial Technologies, Inc.	6,000	289,980
W.W. Grainger, Inc.	5,737	1,446,757
Watsco, Inc.	14,200	1,192,232
WESCO International, Inc. (a)	20,636	1,402,423
		4,331,392
TOTAL COMMON STOCKS (Cost $96,669,078)		117,085,618
Convertible Bonds - 0.5%
	Principal Amount
BUILDING PRODUCTS - 0.5%
Building Products - 0.5%
Aspen Aerogels, Inc.:
8% 6/1/14 (d)	$ 281,816	281,816
8% 12/6/14 (d)	236,155	236,155
8% 3/28/16	21,258	21,258
(Cost $539,221)		539,229
U.S. Treasury Obligations - 0.0%

U.S. Treasury Bills, yield at date of purchase 0.05% to 0.05% 7/5/13 to 9/12/13 (c) (Cost $44,998)	45,000	44,999
Money Market Funds - 3.0%
	Shares
Fidelity Cash Central Fund, 0.13% (b) (Cost $3,653,190)	3,653,190	3,653,190
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $100,906,487)		121,323,036
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(160,638)
NET ASSETS - 100%		$ 121,162,398
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
28 CME S&P 500 Industrial Select Sector Index Contracts	Sept. 2013	$ 1,189,720	$ (9,813)
The face value of futures purchased as a percentage of net assets is 1%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $20,000.

(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $517,971 or 0.4% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Aspen Aerogels, Inc. 8% 6/1/14	6/14/11 - 12/31/12	$ 281,815
Aspen Aerogels, Inc. 8% 12/6/14	12/6/11 - 12/31/12	$ 236,154
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,225
Fidelity Securities Lending Cash Central Fund	1,401
Total	$ 4,626
Other Information

The following is a summary of the inputs used, as of June 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 117,085,618	$ 117,085,610	$ -	$ 8
Convertible Bonds	539,229	-	-	539,229
U.S. Treasury Obligations	44,999	-	44,999	-
Money Market Funds	3,653,190	3,653,190	-	-
Total Investments in Securities:	$ 121,323,036	$ 120,738,800	$ 44,999	$ 539,237
Derivative Instruments:
Liabilities
Futures Contracts	$ (9,813)	$ (9,813)	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2013. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ -	$ (9,813)
Total Value of Derivatives	$ -	$ (9,813)

(a) Reflects gross cumulative appreciation/(depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end variation margin is separately presented in the Statement of Assets and Liabilities and is included in the receivable/payable for daily variation margin for derivative instruments line-items.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2013 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $97,253,297)	$ 117,669,846
Fidelity Central Funds (cost $3,653,190)	3,653,190
Total Investments (cost $100,906,487)		$ 121,323,036
Segregated cash with brokers for derivative instruments		17,500
Receivable for investments sold		4,046,458
Receivable for fund shares sold		201,627
Dividends receivable		167,773
Interest receivable		20,922
Distributions receivable from Fidelity Central Funds		846
Other receivables		2,127
Total assets		125,780,289

Liabilities
Payable for investments purchased	$ 4,499,452
Payable for fund shares redeemed	15,083
Accrued management fee	55,089
Payable for daily variation margin for derivative instruments	8,680
Other affiliated payables	17,950
Other payables and accrued expenses	21,637
Total liabilities		4,617,891

Net Assets		$ 121,162,398
Net Assets consist of:
Paid in capital		$ 94,080,890
Undistributed net investment income		535,199
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		6,139,515
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		20,406,794
Net Assets		$ 121,162,398

Statement of Assets and Liabilities - continued

June 30, 2013 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($41,978,623 ÷ 2,174,949 shares)	$ 19.30

Investor Class: Net Asset Value, offering price and redemption price per share ($79,183,775 ÷ 4,120,202 shares)	$ 19.22

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended June 30, 2013 (Unaudited)

Investment Income
Dividends		$ 934,782
Interest		22,590
Income from Fidelity Central Funds		4,626
Total income		961,998

Expenses
Management fee	$ 304,461
Transfer agent fees	68,560
Accounting and security lending fees	21,451
Custodian fees and expenses	7,262
Independent trustees' compensation	313
Audit	24,391
Legal	80
Miscellaneous	326
Total expenses before reductions	426,844
Expense reductions	(2,099)	424,745
Net investment income (loss)		537,253
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	6,611,054
Foreign currency transactions	511
Futures contracts	17,526
Total net realized gain (loss)		6,629,091
Change in net unrealized appreciation (depreciation) on: Investment securities	5,819,972
Assets and liabilities in foreign currencies	107
Futures contracts	(14,751)
Total change in net unrealized appreciation (depreciation)		5,805,328
Net gain (loss)		12,434,419
Net increase (decrease) in net assets resulting from operations		$ 12,971,672

Statement of Changes in Net Assets

	Six months ended June 30, 2013 (Unaudited)	Year ended December 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 537,253	$ 1,088,983
Net realized gain (loss)	6,629,091	3,273,411
Change in net unrealized appreciation (depreciation)	5,805,328	10,250,032
Net increase (decrease) in net assets resulting from operations	12,971,672	14,612,426
Distributions to shareholders from net investment income	-	(1,094,087)
Share transactions - net increase (decrease)	26,801,220	(15,262,305)
Redemption fees	9,569	9,220
Total increase (decrease) in net assets	39,782,461	(1,734,746)

Net Assets
Beginning of period	81,379,937	83,114,683
End of period (including undistributed net investment income of $535,199 and distributions in excess of net investment income of $2,054, respectively)	$ 121,162,398	$ 81,379,937

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 16.88	$ 14.29	$ 15.16	$ 11.63	$ 8.37	$ 14.43
Income from Investment Operations
Net investment income (loss) E	.10	.21	.13	.10	.10	.12
Net realized and unrealized gain (loss)	2.32	2.62	(.85)	3.51	3.27	(5.79)
Total from investment operations	2.42	2.83	(.72)	3.61	3.37	(5.67)
Distributions from net investment income	-	(.24)	(.16)	(.09)	(.11)	(.14)
Distributions from net realized gain	-	-	-	-	-	(.26)
Total distributions	-	(.24)	(.16)	(.09)	(.11)	(.40)
Redemption fees added to paid in capital E	- I	- I	.01	.01	- I	.01
Net asset value, end of period	$ 19.30	$ 16.88	$ 14.29	$ 15.16	$ 11.63	$ 8.37
Total Return B,C,D	14.34%	19.82%	(4.65)%	31.09%	40.22%	(39.84)%
Ratios to Average Net Assets F,H
Expenses before reductions	.73% A	.74%	.74%	.77%	.81%	.78%
Expenses net of fee waivers, if any	.73% A	.74%	.74%	.76%	.81%	.78%
Expenses net of all reductions	.72% A	.73%	.73%	.75%	.80%	.78%
Net investment income (loss)	1.03% A	1.30%	.88%	.77%	1.10%	1.02%
Supplemental Data
Net assets, end of period (000 omitted)	$ 41,979	$ 31,784	$ 34,854	$ 43,295	$ 32,183	$ 23,747
Portfolio turnover rate G	80% A	80%	111%	91%	117%	138%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

Financial Highlights - Investor Class

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 16.81	$ 14.24	$ 15.10	$ 11.59	$ 8.35	$ 14.38
Income from Investment Operations
Net investment income (loss) E	.09	.19	.12	.09	.09	.11
Net realized and unrealized gain (loss)	2.32	2.61	(.84)	3.49	3.25	(5.76)
Total from investment operations	2.41	2.80	(.72)	3.58	3.34	(5.65)
Distributions from net investment income	-	(.23)	(.15)	(.08)	(.10)	(.13)
Distributions from net realized gain	-	-	-	-	-	(.26)
Total distributions	-	(.23)	(.15)	(.08)	(.10)	(.39)
Redemption fees added to paid in capital E	- I	- I	.01	.01	- I	.01
Net asset value, end of period	$ 19.22	$ 16.81	$ 14.24	$ 15.10	$ 11.59	$ 8.35
Total Return B,C,D	14.34%	19.65%	(4.70)%	30.96%	39.97%	(39.84)%
Ratios to Average Net Assets F,H
Expenses before reductions	.81% A	.82%	.82%	.85%	.91%	.88%
Expenses net of fee waivers, if any	.81% A	.82%	.82%	.84%	.91%	.88%
Expenses net of all reductions	.80% A	.81%	.81%	.84%	.90%	.87%
Net investment income (loss)	.94% A	1.22%	.80%	.69%	1.00%	.92%
Supplemental Data
Net assets, end of period (000 omitted)	$ 79,184	$ 49,596	$ 48,261	$ 48,832	$ 25,879	$ 17,359
Portfolio turnover rate G	80% A	80%	111%	91%	117%	138%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2013 (Unaudited)

1. Organization.

VIP Industrials Portfolio (the Fund) is a non-diversified fund of Variable Insurance Products Fund IV (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds and U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2013, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, equity-debt classifications, futures transactions, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 20,834,276
Gross unrealized depreciation	(608,681)
Net unrealized appreciation (depreciation) on securities and other investments	$ 20,225,595

Tax cost	$ 101,097,441

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$ (237,068)

Trading (Redemption) Fees. Shares held by investors less than 60 days may be subject to a redemption fee equal to 1% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of activity for the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Derivative Instruments - continued

Futures Contracts - continued

During the period the Fund recognized net realized gain (loss) of $17,526 and a change in net unrealized appreciation (depreciation) of $(14,751) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $67,969,044 and $41,835,027, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .55% of the Fund's average net assets.

Effective August 1, 2013, Fidelity SelectCo, LLC (SelectCo), an affiliate of FMR, will replace FMR as investment adviser to the Fund pursuant to a management contract between the Fund and SelectCo. The new contract will not impact the Fund's investment process, strategies or management fees.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of average net assets. Investor Class pays a monthly asset-based transfer agent fee of .15% of average net assets. In addition, FIIOC receives an asset-based fee of .0035% of average net assets for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class, including printing and out of pocket expenses, were as follows:

Initial Class	$ 15,785
Investor Class	52,775
$ 68,560

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $1,281 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $115 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. At period end, there were no security loans outstanding.

Semiannual Report

8. Security Lending - continued

Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $1,401. During the period, there were no securities loaned to FCM.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $2,098 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2013	Year ended December 31, 2012
From net investment income
Initial Class	$ -	$ 446,743
Investor Class		647,344
Total	$ -	$ 1,094,087

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2013	Year ended December 31, 2012	Six months ended June 30, 2013	Year ended December 31, 2012
Initial Class
Shares sold	864,368	299,951	$ 15,996,066	$ 4,831,425
Reinvestment of distributions	-	26,896	-	446,743
Shares redeemed	(572,518)	(882,110)	(10,958,270)	(13,934,260)
Net increase (decrease)	291,850	(555,263)	$ 5,037,796	$ (8,656,092)
Investor Class
Shares sold	1,350,838	700,488	$ 25,123,866	$ 11,217,346
Reinvestment of distributions	-	39,114	-	647,344
Shares redeemed	(180,440)	(1,179,142)	(3,360,442)	(18,470,903)
Net increase (decrease)	1,170,398	(439,540)	$ 21,763,424	$ (6,606,213)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 100% of the total outstanding shares of the Fund.

Semiannual Report

Proxy Voting Results

A special meeting of Industrials Portfolio's shareholders was held on May 14, 2013. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
Ned C. Lautenbach
Affirmative	1,555,133,782.46	93.955
Withheld	100,063,694.32	6.045
TOTAL	1,655,197,476.78	100.000
Ronald P. O'Hanley
Affirmative	1,557,988,095.28	94.128
Withheld	97,209,381.50	5.872
TOTAL	1,655,197,476.78	100.000
David A. Rosow
Affirmative	1,552,645,347.31	93.805
Withheld	102,552,129.47	6.195
TOTAL	1,655,197,476.78	100.000
Garnett A. Smith
Affirmative	1,554,582,880.53	93.922
Withheld	100,614,596.25	6.078
TOTAL	1,655,197,476.78	100.000
William S. Stavropoulos
Affirmative	1,548,352,452.21	93.545
Withheld	106,845,024.57	6.455
TOTAL	1,655,197,476.78	100.000
Michael E. Wiley
Affirmative	1,556,790,374.70	94.055
Withheld	98,407,102.08	5.945
TOTAL	1,655,197,476.78	100.000
PROPOSAL 2
To approve a management contract between the fund and Fidelity SelectCo, LLC.
	# of Votes	% of Votes
Affirmative	104,989,086.88	89.482
Against	5,245,254.44	4.470
Abstain	7,096,600.86	6.048
TOTAL	117,330,942.18	100.000
A Denotes trust-wide proposal and voting results.

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity SelectCo, LLC
Denver, CO

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

JPMorgan Chase Bank
New York, NY

VCYLIC-SANN-0813
1.817364.108

Fidelity® Variable Insurance Products:
Materials Portfolio

Semiannual Report

June 30, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Proxy Voting Results	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2013 to June 30, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense RatioB	Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Expenses Paid During Period* January 1, 2013 to June 30, 2013
Initial Class	.74%
Actual		$ 1,000.00	$ 1,030.30	$ 3.73
HypotheticalA		$ 1,000.00	$ 1,021.12	$ 3.71
Investor Class	.82%
Actual		$ 1,000.00	$ 1,030.30	$ 4.13
HypotheticalA		$ 1,000.00	$ 1,020.73	$ 4.11

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of June 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Monsanto Co.	10.4	9.3
Praxair, Inc.	5.9	0.0
LyondellBasell Industries NV Class A	5.6	5.3
Ecolab, Inc.	5.1	4.4
PPG Industries, Inc.	4.7	4.5
Eastman Chemical Co.	4.1	4.2
FMC Corp.	4.1	2.3
International Paper Co.	3.9	3.7
Rock-Tenn Co. Class A	3.2	2.7
Air Products & Chemicals, Inc.	3.1	6.1
	50.1
Top Industries (% of fund's net assets)
As of June 30, 2013
Chemicals	67.4%
Containers & Packaging	10.4%
Metals & Mining	9.7%
Paper & Forest Products	4.6%
Construction Materials	3.8%
All Others*	4.1%

As of December 31, 2012
Chemicals	63.4%
Metals & Mining	16.2%
Containers & Packaging	8.1%
Construction Materials	4.2%
Paper & Forest Products	3.7%
All Others*	4.4%

* Includes short-term investments and net other assets (liabilities).

Semiannual Report

Investments June 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.3%
	Shares	Value
CHEMICALS - 67.4%
Commodity Chemicals - 9.8%
Axiall Corp.	27,788	$ 1,183,213
Cabot Corp.	30,079	1,125,556
LyondellBasell Industries NV Class A	59,154	3,919,544
Westlake Chemical Corp.	6,600	636,306
		6,864,619
Diversified Chemicals - 13.7%
Eastman Chemical Co.	41,635	2,914,866
FMC Corp.	47,270	2,886,306
Lanxess AG	9,077	546,802
PPG Industries, Inc.	22,379	3,276,509
		9,624,483
Fertilizers & Agricultural Chemicals - 10.4%
Monsanto Co.	74,016	7,312,781
Industrial Gases - 10.8%
Air Products & Chemicals, Inc.	23,917	2,190,080
Airgas, Inc.	12,720	1,214,251
Praxair, Inc.	36,126	4,160,270
		7,564,601
Specialty Chemicals - 22.7%
Albemarle Corp.	26,849	1,672,424
Ashland, Inc.	25,242	2,107,707
Cytec Industries, Inc.	14,768	1,081,756
Ecolab, Inc.	41,946	3,573,380
Rockwood Holdings, Inc.	21,585	1,382,088
RPM International, Inc.	10,333	330,036
Sherwin-Williams Co.	11,358	2,005,823
Sigma Aldrich Corp.	23,765	1,909,755
W.R. Grace & Co. (a)	22,790	1,915,272
		15,978,241
TOTAL CHEMICALS		47,344,725
CONSTRUCTION MATERIALS - 3.8%
Construction Materials - 3.8%
Martin Marietta Materials, Inc. (d)	6,600	649,572
Vulcan Materials Co.	41,116	1,990,426
		2,639,998
CONTAINERS & PACKAGING - 10.4%
Metal & Glass Containers - 4.7%
Aptargroup, Inc.	26,223	1,447,772
Ball Corp.	30,118	1,251,102
Silgan Holdings, Inc.	12,488	586,436
		3,285,310

	Shares	Value
Paper Packaging - 5.7%
Graphic Packaging Holding Co. (a)	70,831	$ 548,232
MeadWestvaco Corp.	34,086	1,162,673
Rock-Tenn Co. Class A	22,798	2,277,064
		3,987,969
TOTAL CONTAINERS & PACKAGING		7,273,279
METALS & MINING - 9.7%
Diversified Metals & Mining - 1.2%
Copper Mountain Mining Corp. (a)	148,125	219,716
First Quantum Minerals Ltd.	22,400	332,262
Turquoise Hill Resources Ltd. (a)	49,770	295,298
		847,276
Gold - 3.5%
Franco-Nevada Corp.	17,400	622,906
Goldcorp, Inc.	45,300	1,125,070
Royal Gold, Inc.	15,829	666,084
		2,414,060
Steel - 5.0%
Carpenter Technology Corp.	23,662	1,066,446
Commercial Metals Co.	49,111	725,369
Haynes International, Inc.	14,020	671,137
Reliance Steel & Aluminum Co.	16,278	1,067,186
		3,530,138
TOTAL METALS & MINING		6,791,474
OIL, GAS & CONSUMABLE FUELS - 1.4%
Coal & Consumable Fuels - 1.4%
Peabody Energy Corp.	68,064	996,457
PAPER & FOREST PRODUCTS - 4.6%
Forest Products - 0.7%
Canfor Corp. (a)	29,400	519,958
Paper Products - 3.9%
International Paper Co.	62,003	2,747,353
TOTAL PAPER & FOREST PRODUCTS		3,267,311
TOTAL COMMON STOCKS (Cost $55,457,271)		68,313,244
Convertible Bonds - 0.9%
	Principal Amount
BUILDING PRODUCTS - 0.9%
Building Products - 0.9%
Aspen Aerogels, Inc. 8% 6/1/14 (f) (Cost $643,763)	$ 643,763	643,763
U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.03% to 0.05% 8/15/13 to 9/12/13 (e) (Cost $34,998)	$ 35,000	$ 34,999
Money Market Funds - 1.1%
	Shares
Fidelity Cash Central Fund, 0.13% (b)	756,226	756,226
Fidelity Securities Lending Cash Central Fund, 0.13% (b)(c)	30,825	30,825
TOTAL MONEY MARKET FUNDS (Cost $787,051)		787,051
TOTAL INVESTMENT PORTFOLIO - 99.4% (Cost $56,923,083)		69,779,057
NET OTHER ASSETS (LIABILITIES) - 0.6%		411,739
NET ASSETS - 100%		$ 70,190,796
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
18 CME E-Mini Materials Select Sector Index Contracts	Sept. 2013	$ 726,840	$ (20,007)

The face value of futures purchased as a percentage of net assets is 1%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $34,999.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $643,763 or 0.9% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Aspen Aerogels, Inc. 8% 6/1/14	6/1/11 - 12/31/12	$ 643,763
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,263
Fidelity Securities Lending Cash Central Fund	3,902
Total	$ 5,165
Other Information

The following is a summary of the inputs used, as of June 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 68,313,244	$ 68,313,244	$ -	$ -
Convertible Bonds	643,763	-	-	643,763
U.S. Treasury Obligations	34,999	-	34,999	-
Money Market Funds	787,051	787,051	-	-
Total Investments in Securities:	$ 69,779,057	$ 69,100,295	$ 34,999	$ 643,763
Derivative Instruments:
Liabilities
Futures Contracts	$ (20,007)	$ (20,007)	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2013. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ -	$ (20,007)
Total Value of Derivatives	$ -	$ (20,007)

(a) Reflects gross cumulative appreciation/(depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end variation margin is separately presented in the Statement of Assets and Liabilities and is included in the receivable/payable for daily variation margin for derivative instruments line-items.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	89.2%
Netherlands	5.6%
Canada	4.4%
Others (Individually Less Than 1%)	0.8%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $29,526) - See accompanying schedule: Unaffiliated issuers (cost $56,136,032)	$ 68,992,006
Fidelity Central Funds (cost $787,051)	787,051
Total Investments (cost $56,923,083)		$ 69,779,057
Receivable for investments sold		853,987
Dividends receivable		65,138
Interest receivable		25,894
Distributions receivable from Fidelity Central Funds		962
Other receivables		580
Total assets		70,725,618

Liabilities
Payable for investments purchased	$ 273,106
Payable for fund shares redeemed	158,881
Accrued management fee	33,908
Payable for daily variation margin for derivative instruments	4,860
Other affiliated payables	11,528
Other payables and accrued expenses	21,714
Collateral on securities loaned, at value	30,825
Total liabilities		534,822

Net Assets		$ 70,190,796
Net Assets consist of:
Paid in capital		$ 58,047,058
Undistributed net investment income		311,813
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,004,094)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		12,836,019
Net Assets		$ 70,190,796

Statement of Assets and Liabilities - continued

June 30, 2013 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($21,340,179 ÷ 1,592,297 shares)	$ 13.40

Investor Class: Net Asset Value, offering price and redemption price per share ($48,850,617 ÷ 3,646,734 shares)	$ 13.40

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended June 30, 2013 (Unaudited)

Investment Income
Dividends		$ 591,203
Interest		28,051
Income from Fidelity Central Funds		5,165
Total income		624,419

Expenses
Management fee	$ 220,853
Transfer agent fees	52,878
Accounting and security lending fees	15,655
Custodian fees and expenses	6,667
Independent trustees' compensation	243
Audit	18,764
Legal	66
Miscellaneous	274
Total expenses before reductions	315,400
Expense reductions	(3,016)	312,384
Net investment income (loss)		312,035
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,212,056
Foreign currency transactions	(1,545)
Futures contracts	30,030
Total net realized gain (loss)		1,240,541
Change in net unrealized appreciation (depreciation) on: Investment securities	841,943
Assets and liabilities in foreign currencies	77
Futures contracts	(30,867)
Total change in net unrealized appreciation (depreciation)		811,153
Net gain (loss)		2,051,694
Net increase (decrease) in net assets resulting from operations		$ 2,363,729

Statement of Changes in Net Assets

	Six months ended June 30, 2013 (Unaudited)	Year ended December 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 312,035	$ 716,871
Net realized gain (loss)	1,240,541	958,517
Change in net unrealized appreciation (depreciation)	811,153	11,650,684
Net increase (decrease) in net assets resulting from operations	2,363,729	13,326,072
Distributions to shareholders from net investment income	(24,735)	(654,049)
Distributions to shareholders from net realized gain	(1,694,345)	(4,078,845)
Total distributions	(1,719,080)	(4,732,894)
Share transactions - net increase (decrease)	(5,675,139)	(10,666,203)
Redemption fees	8,302	10,482
Total increase (decrease) in net assets	(5,022,188)	(2,062,543)

Net Assets
Beginning of period	75,212,984	77,275,527
End of period (including undistributed net investment income of $311,813 and undistributed net investment income of $24,513, respectively)	$ 70,190,796	$ 75,212,984

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 13.27	$ 11.67	$ 12.94	$ 10.25	$ 5.80	$ 11.13
Income from Investment Operations
Net investment income (loss) E	.06	.12	.16 H	.25 I	.10 J	.07
Net realized and unrealized gain (loss)	.35	2.19	(1.24)	2.66	4.42	(5.31)
Total from investment operations	.41	2.31	(1.08)	2.91	4.52	(5.24)
Distributions from net investment income	- L	(.12)	(.20)	(.23)	(.08)	(.08)
Distributions from net realized gain	(.27)	(.59)	-	- L	-	(.06)
Total distributions	(.28) M	(.71)	(.20)	(.23)	(.08)	(.14)
Redemption fees added to paid in capital E	- L	- L	.01	.01	.01	.05
Net asset value, end of period	$ 13.40	$ 13.27	$ 11.67	$ 12.94	$ 10.25	$ 5.80
Total Return B, C, D	3.03%	20.15%	(8.20)%	28.54%	78.09%	(46.88)%
Ratios to Average Net Assets F, K
Expenses before reductions	.74% A	.75%	.76%	.79%	.82%	.88%
Expenses net of fee waivers, if any	.74% A	.75%	.76%	.78%	.82%	.88%
Expenses net of all reductions	.73% A	.74%	.75%	.77%	.81%	.88%
Net investment income (loss)	.84% A	.96%	1.28% H	2.31% I	1.27% J	.74%
Supplemental Data
Net assets, end of period (000 omitted)	$ 21,340	$ 25,025	$ 27,414	$ 46,131	$ 34,218	$ 9,963
Portfolio turnover rate G	74% A	68%	105%	115%	105%	171%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .93%. IInvestment income per share reflects a large, non-recurring dividend which amounted to $.16 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .86%. JInvestment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.03%. KExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. LAmount represents less than $.01 per share. MTotal distributions of $.28 per share is comprised of distributions from net investment income of $.004 and distributions from net realized gain of $.274 per share.

Financial Highlights - Investor Class

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 13.27	$ 11.67	$ 12.94	$ 10.25	$ 5.80	$ 11.13
Income from Investment Operations
Net investment income (loss) E	.05	.11	.15 H	.24 I	.10 J	.06
Net realized and unrealized gain (loss)	.36	2.19	(1.24)	2.66	4.41	(5.31)
Total from investment operations	.41	2.30	(1.09)	2.90	4.51	(5.25)
Distributions from net investment income	- L	(.11)	(.19)	(.22)	(.07)	(.07)
Distributions from net realized gain	(.27)	(.59)	-	- L	-	(.06)
Total distributions	(.28) M	(.70)	(.19)	(.22)	(.07)	(.13)
Redemption fees added to paid in capital E	- L	- L	.01	.01	.01	.05
Net asset value, end of period	$ 13.40	$ 13.27	$ 11.67	$ 12.94	$ 10.25	$ 5.80
Total Return B, C, D	3.03%	20.07%	(8.30)%	28.45%	78.02%	(46.98)%
Ratios to Average Net Assets F, K
Expenses before reductions	.82% A	.83%	.84%	.87%	.91%	.97%
Expenses net of fee waivers, if any	.82% A	.83%	.84%	.86%	.91%	.97%
Expenses net of all reductions	.81% A	.82%	.83%	.85%	.90%	.96%
Net investment income (loss)	.76% A	.88%	1.20% H	2.23% I	1.18% J	.65%
Supplemental Data
Net assets, end of period (000 omitted)	$ 48,851	$ 50,188	$ 49,862	$ 55,979	$ 38,572	$ 7,844
Portfolio turnover rate G	74% A	68%	105%	115%	105%	171%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .85%. IInvestment income per share reflects a large, non-recurring dividend which amounted to $.16 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .78%. JInvestment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .94%. KExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. LAmount represents less than $.01 per share. MTotal distributions of $.28 per share is comprised of distributions from net investment income of $.004 and distributions from net realized gain of $.274 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2013 (Unaudited)

1. Organization.

VIP Materials Portfolio (the Fund) is a non-diversified fund of Variable Insurance Products Fund IV (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds and U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2013, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), partnerships and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 17,490,871
Gross unrealized depreciation	(4,878,329)
Net unrealized appreciation (depreciation) on securities and other investments	$ 12,612,542
Tax cost	$ 57,166,515

The Fund intends to elect to defer to its fiscal year ending December 31, 2013 approximately $1,814,771 of capital losses recognized during the period November 1, 2012 to December 31, 2012.

Semiannual Report

3. Significant Accounting Policies - continued

Trading (Redemption) Fees. Shares held by investors less than 60 days may be subject to a redemption fee equal to 1% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of activity for the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $30,030 and a change in net unrealized appreciation (depreciation) of $(30,867) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $28,313,926 and $34,807,448, respectively.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Effective August 1, 2013, Fidelity SelectCo, LLC (SelectCo), an affiliate of FMR, will replace FMR as investment adviser to the Fund pursuant to a management contract between the Fund and SelectCo. The new contract will not impact the Fund's investment process, strategies or management fees.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of average net assets. Investor Class pays a monthly asset-based transfer agent fee of .15% of average net assets. In addition, FIIOC receives an asset-based fee of .0035% of average net assets for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class, including printing and out of pocket expenses, were as follows:

Initial Class	$ 9,856
Investor Class	43,022
$ 52,878

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $941 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $102 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $3,902. During the period, there were no securities loaned to FCM.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $3,016 for the period.

Semiannual Report

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2013	Year ended December 31, 2012
From net investment income
Initial Class	$ 7,827	$ 226,670
Investor Class	16,908	427,379
Total	$ 24,735	$ 654,049
From net realized gain
Initial Class	$ 536,139	$ 1,487,882
Investor Class	1,158,206	2,590,963
Total	$ 1,694,345	$ 4,078,845

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2013	Year ended December 31, 2012	Six months ended June 30, 2013	Year ended December 31, 2012
Initial Class
Shares sold	144,941	549,001	$ 2,000,503	$ 7,169,332
Reinvestment of distributions	39,706	134,688	543,966	1,714,552
Shares redeemed	(477,620)	(1,147,926)	(6,511,118)	(13,934,421)
Net increase (decrease)	(292,973)	(464,237)	$ (3,966,649)	$ (5,050,537)
Investor Class
Shares sold	603,492	892,847	$ 8,314,160	$ 11,470,871
Reinvestment of distributions	85,837	237,115	1,175,114	3,018,342
Shares redeemed	(823,827)	(1,622,132)	(11,197,764)	(20,104,879)
Net increase (decrease)	(134,498)	(492,170)	$ (1,708,490)	$ (5,615,666)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 100% of the total outstanding shares of the Fund.

Semiannual Report

Proxy Voting Results

A special meeting of Materials Portfolio's shareholders was held on May 14, 2013. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
Ned C. Lautenbach
Affirmative	1,555,133,782.46	93.955
Withheld	100,063,694.32	6.045
TOTAL	1,655,197,476.78	100.000
Ronald P. O'Hanley
Affirmative	1,557,988,095.28	94.128
Withheld	97,209,381.50	5.872
TOTAL	1,655,197,476.78	100.000
David A. Rosow
Affirmative	1,552,645,347.31	93.805
Withheld	102,552,129.47	6.195
TOTAL	1,655,197,476.78	100.000
Garnett A. Smith
Affirmative	1,554,582,880.53	93.922
Withheld	100,614,596.25	6.078
TOTAL	1,655,197,476.78	100.000
William S. Stavropoulos
Affirmative	1,548,352,452.21	93.545
Withheld	106,845,024.57	6.455
TOTAL	1,655,197,476.78	100.000
Michael E. Wiley
Affirmative	1,556,790,374.70	94.055
Withheld	98,407,102.08	5.945
TOTAL	1,655,197,476.78	100.000
PROPOSAL 2
To approve a management contract between the fund and Fidelity SelectCo, LLC.
	# of Votes	% of Votes
Affirmative	78,893,232.34	93.473
Against	2,921,187.66	3.461
Abstain	2,587,838.70	3.066
TOTAL	84,402,258.70	100.000
A Denotes trust-wide proposal and voting results.

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity SelectCo, LLC
Denver, CO

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company
Quincy, MA

VMATP-SANN-0813
1.851002.106

Fidelity® Variable Insurance Products:
Real Estate Portfolio

Semiannual Report

June 30, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Proxy Voting Results	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2013 to June 30, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense RatioB	Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Expenses Paid During Period* January 1, 2013 to June 30, 2013
Initial Class	.69%
Actual		$ 1,000.00	$ 1,056.10	$ 3.52
HypotheticalA		$ 1,000.00	$ 1,021.37	$ 3.46
Service Class	.78%
Actual		$ 1,000.00	$ 1,055.60	$ 3.98
HypotheticalA		$ 1,000.00	$ 1,020.93	$ 3.91
Service Class 2.93%
Actual		$ 1,000.00	$ 1,054.90	$ 4.74
HypotheticalA		$ 1,000.00	$ 1,020.18	$ 4.66
Investor Class	.77%
Actual		$ 1,000.00	$ 1,055.70	$ 3.92
HypotheticalA		$ 1,000.00	$ 1,020.98	$ 3.86

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of June 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Simon Property Group, Inc.	12.1	12.4
Ventas, Inc.	7.2	7.7
Public Storage	7.0	7.4
Prologis, Inc.	6.1	6.7
SL Green Realty Corp.	4.5	4.1
Boston Properties, Inc.	4.4	3.7
Camden Property Trust (SBI)	3.7	4.2
Essex Property Trust, Inc.	3.5	3.3
Equity Residential (SBI)	3.2	2.3
HCP, Inc.	3.1	3.8
	54.8
Top Five REIT Sectors as of June 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
REITs - Office Buildings	17.7	13.9
REITs - Apartments	17.0	17.3
REITs - Industrial Buildings	15.6	15.8
REITs - Malls	15.4	17.3
REITs - Health Care Facilities	12.7	13.5
Asset Allocation (% of fund's net assets)
As of June 30, 2013	As of December 31, 2012
Stocks 97.7%	Stocks 97.4%
Short-Term Investments and Net Other Assets (Liabilities) 2.3%	Short-Term Investments and Net Other Assets (Liabilities) 2.6%

Semiannual Report

Investments June 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.7%
	Shares	Value
HEALTH CARE PROVIDERS & SERVICES - 2.6%
Health Care Facilities - 2.6%
Brookdale Senior Living, Inc. (a)	221,640	$ 5,860,162
Emeritus Corp. (a)	212,222	4,919,306
TOTAL HEALTH CARE FACILITIES		10,779,468
REAL ESTATE INVESTMENT TRUSTS - 94.0%
REITs - Apartments - 17.0%
AvalonBay Communities, Inc.	65,892	8,889,490
Camden Property Trust (SBI)	219,956	15,207,758
Education Realty Trust, Inc.	778,872	7,967,861
Equity Residential (SBI)	223,358	12,968,165
Essex Property Trust, Inc.	89,171	14,171,055
Home Properties, Inc.	158,100	10,334,997
TOTAL REITS - APARTMENTS		69,539,326
REITs - Health Care Facilities - 12.7%
HCP, Inc.	276,525	12,565,296
Health Care REIT, Inc.	144,078	9,657,548
Ventas, Inc.	427,610	29,701,791
TOTAL REITS - HEALTH CARE FACILITIES		51,924,635
REITs - Hotels - 5.2%
Chesapeake Lodging Trust	351,989	7,317,851
Host Hotels & Resorts, Inc.	513,578	8,664,061
Sunstone Hotel Investors, Inc. (a)	434,096	5,243,880
TOTAL REITS - HOTELS		21,225,792
REITs - Industrial Buildings - 15.6%
DuPont Fabros Technology, Inc. (d)	167,784	4,051,984
First Industrial Realty Trust, Inc.	255,212	3,871,566
First Potomac Realty Trust	149,090	1,947,115
Prologis, Inc.	662,537	24,990,896
Public Storage	186,236	28,555,566
Terreno Realty Corp.	24,400	452,132
TOTAL REITS - INDUSTRIAL BUILDINGS		63,869,259
REITs - Malls - 15.4%
CBL & Associates Properties, Inc.	134,117	2,872,786
General Growth Properties, Inc.	527,193	10,475,325
Simon Property Group, Inc.	313,754	49,548,031
TOTAL REITS - MALLS		62,896,142
REITs - Management/Investment - 1.9%
Coresite Realty Corp.	78,600	2,500,266

	Shares	Value
Equity Lifestyle Properties, Inc.	31,700	$ 2,491,303
Retail Properties America, Inc. (d)	198,550	2,835,294
TOTAL REITS - MANAGEMENT/INVESTMENT		7,826,863
REITs - Mobile Home Parks - 0.7%
Sun Communities, Inc.	60,099	2,990,526
REITs - Office Buildings - 17.7%
Alexandria Real Estate Equities, Inc.	186,203	12,237,261
Boston Properties, Inc.	168,777	17,800,910
Cousins Properties, Inc.	745,800	7,532,580
Douglas Emmett, Inc.	320,905	8,006,580
Highwoods Properties, Inc. (SBI)	35,175	1,252,582
Piedmont Office Realty Trust, Inc. Class A	388,700	6,949,956
SL Green Realty Corp.	209,759	18,498,646
TOTAL REITS - OFFICE BUILDINGS		72,278,515
REITs - Shopping Centers - 7.6%
Acadia Realty Trust (SBI)	169,095	4,174,956
Cedar Shopping Centers, Inc.	379,639	1,966,530
Equity One, Inc.	392,958	8,892,640
Excel Trust, Inc.	49,362	632,327
Glimcher Realty Trust	830,447	9,068,481
Kite Realty Group Trust	364,515	2,198,025
Vornado Realty Trust	52,693	4,365,615
TOTAL REITS - SHOPPING CENTERS		31,298,574
REITs - Storage - 0.2%
Chambers Street Properties	91,941	919,410
TOTAL REAL ESTATE INVESTMENT TRUSTS		384,769,042
REAL ESTATE MANAGEMENT & DEVELOPMENT - 1.1%
Real Estate Operating Companies - 1.1%
Forest City Enterprises, Inc. Class A (a)	238,720	4,275,475
TOTAL COMMON STOCKS (Cost $320,605,504)		399,823,985
Money Market Funds - 2.8%
	Shares	Value
Fidelity Cash Central Fund, 0.13% (b)	8,491,538	$ 8,491,538
Fidelity Securities Lending Cash Central Fund, 0.13% (b)(c)	2,782,700	2,782,700
TOTAL MONEY MARKET FUNDS (Cost $11,274,238)		11,274,238
TOTAL INVESTMENT PORTFOLIO - 100.5% (Cost $331,879,742)	411,098,223
NET OTHER ASSETS (LIABILITIES) - (0.5)%	(1,915,211)
NET ASSETS - 100%	$ 409,183,012
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 8,923
Fidelity Securities Lending Cash Central Fund	1,055
Total	$ 9,978
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $2,694,185) - See accompanying schedule: Unaffiliated issuers (cost $320,605,504)	$ 399,823,985
Fidelity Central Funds (cost $11,274,238)	11,274,238
Total Investments (cost $331,879,742)		$ 411,098,223
Receivable for investments sold		3,154,256
Receivable for fund shares sold		476,624
Dividends receivable		1,199,669
Distributions receivable from Fidelity Central Funds		1,255
Other receivables		2,391
Total assets		415,932,418

Liabilities
Payable for investments purchased	$ 3,292,011
Payable for fund shares redeemed	365,976
Accrued management fee	189,373
Distribution and service plan fees payable	33,054
Other affiliated payables	55,852
Other payables and accrued expenses	30,440
Collateral on securities loaned, at value	2,782,700
Total liabilities		6,749,406

Net Assets		$ 409,183,012
Net Assets consist of:
Paid in capital		$ 317,621,146
Undistributed net investment income		2,771,012
Accumulated undistributed net realized gain (loss) on investments		9,572,373
Net unrealized appreciation (depreciation) on investments		79,218,481
Net Assets		$ 409,183,012

Statement of Assets and Liabilities - continued

June 30, 2013 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($75,051,617 ÷ 4,151,098 shares)	$ 18.08

Service Class: Net Asset Value, offering price and redemption price per share ($2,192,753 ÷ 121,508 shares)	$ 18.05

Service Class 2: Net Asset Value, offering price and redemption price per share ($158,461,137 ÷ 8,873,833 shares)	$ 17.86

Investor Class: Net Asset Value, offering price and redemption price per share ($173,477,505 ÷ 9,636,622 shares)	$ 18.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended June 30, 2013 (Unaudited)

Investment Income
Dividends		$ 4,427,859
Income from Fidelity Central Funds		9,978
Total income		4,437,837

Expenses
Management fee	$ 1,126,229
Transfer agent fees	213,817
Distribution and service plan fees	200,342
Accounting and security lending fees	79,080
Custodian fees and expenses	15,650
Independent trustees' compensation	1,199
Audit	22,306
Legal	310
Miscellaneous	1,619
Total expenses before reductions	1,660,552
Expense reductions	(6,511)	1,654,041
Net investment income (loss)		2,783,796
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		11,079,468
Change in net unrealized appreciation (depreciation) on investment securities		4,285,695
Net gain (loss)		15,365,163
Net increase (decrease) in net assets resulting from operations		$ 18,148,959

Statement of Changes in Net Assets

	Six months ended June 30, 2013 (Unaudited)	Year ended December 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,783,796	$ 4,528,240
Net realized gain (loss)	11,079,468	17,698,706
Change in net unrealized appreciation (depreciation)	4,285,695	27,481,846
Net increase (decrease) in net assets resulting from operations	18,148,959	49,708,792
Distributions to shareholders from net investment income	(324,201)	(4,523,007)
Distributions to shareholders from net realized gain	(1,945,206)	(6,338,776)
Total distributions	(2,269,407)	(10,861,783)
Share transactions - net increase (decrease)	44,171,597	46,936,777
Total increase (decrease) in net assets	60,051,149	85,783,786

Net Assets
Beginning of period	349,131,863	263,348,077
End of period (including undistributed net investment income of $2,771,012 and undistributed net investment income of $311,417, respectively)	$ 409,183,012	$ 349,131,863

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 17.22	$ 15.02	$ 14.06	$ 10.93	$ 8.13	$ 14.38
Income from Investment Operations
Net investment income (loss) E	.14	.27	.23	.15	.24	.33
Net realized and unrealized gain (loss)	.83	2.50	.90	3.16	2.80	(6.06)
Total from investment operations	.97	2.77	1.13	3.31	3.04	(5.73)
Distributions from net investment income	(.02)	(.25)	(.17)	(.18)	(.24)	(.36)
Distributions from net realized gain	(.09)	(.32)	-	-	-	(.16)
Total distributions	(.11)	(.57)	(.17)	(.18)	(.24)	(.52)
Net asset value, end of period	$ 18.08	$ 17.22	$ 15.02	$ 14.06	$ 10.93	$ 8.13
Total Return B,C,D	5.61%	18.57%	8.09%	30.42%	37.69%	(39.87)%
Ratios to Average Net Assets F,H
Expenses before reductions	.69% A	.70%	.71%	.73%	.80%	.76%
Expenses net of fee waivers, if any	.69% A	.70%	.71%	.73%	.80%	.76%
Expenses net of all reductions	.68% A	.69%	.70%	.72%	.80%	.76%
Net investment income (loss)	1.50% A	1.58%	1.58%	1.22%	3.01%	2.51%
Supplemental Data
Net assets, end of period (000 omitted)	$ 75,052	$ 71,364	$ 54,874	$ 56,893	$ 41,714	$ 32,918
Portfolio turnover rate G	49% A	52%	61%	64%	94%	87%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Service Class

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 17.20	$ 15.00	$ 14.04	$ 10.91	$ 8.11	$ 14.33
Income from Investment Operations
Net investment income (loss) E	.13	.25	.22	.14	.23	.32
Net realized and unrealized gain (loss)	.83	2.51	.89	3.15	2.80	(6.04)
Total from investment operations	.96	2.76	1.11	3.29	3.03	(5.72)
Distributions from net investment income	(.02)	(.24)	(.15)	(.16)	(.23)	(.34)
Distributions from net realized gain	(.09)	(.32)	-	-	-	(.16)
Total distributions	(.11)	(.56)	(.15)	(.16)	(.23)	(.50)
Net asset value, end of period	$ 18.05	$ 17.20	$ 15.00	$ 14.04	$ 10.91	$ 8.11
Total Return B,C,D	5.56%	18.49%	7.96%	30.30%	37.62%	(39.95)%
Ratios to Average Net Assets F,H
Expenses before reductions	.78% A	.79%	.81%	.83%	.90%	.86%
Expenses net of fee waivers, if any	.78% A	.79%	.81%	.83%	.90%	.86%
Expenses net of all reductions	.78% A	.78%	.80%	.82%	.89%	.85%
Net investment income (loss)	1.40% A	1.49%	1.48%	1.12%	2.91%	2.41%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,193	$ 1,634	$ 597	$ 793	$ 1,051	$ 1,385
Portfolio turnover rate G	49% A	52%	61%	64%	94%	87%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 17.03	$ 14.86	$ 13.92	$ 10.84	$ 8.07	$ 14.28
Income from Investment Operations
Net investment income (loss) E	.11	.22	.19	.12	.23	.28
Net realized and unrealized gain (loss)	.83	2.48	.89	3.13	2.76	(5.99)
Total from investment operations	.94	2.70	1.08	3.25	2.99	(5.71)
Distributions from net investment income	(.02)	(.21)	(.14)	(.17)	(.22)	(.34)
Distributions from net realized gain	(.09)	(.32)	-	-	-	(.16)
Total distributions	(.11)	(.53)	(.14)	(.17)	(.22)	(.50)
Net asset value, end of period	$ 17.86	$ 17.03	$ 14.86	$ 13.92	$ 10.84	$ 8.07
Total Return B,C,D	5.49%	18.30%	7.78%	30.09%	37.40%	(40.06)%
Ratios to Average Net Assets F,H
Expenses before reductions	.93% A	.94%	.95%	.98%	1.07%	1.03%
Expenses net of fee waivers, if any	.93% A	.94%	.95%	.97%	1.07%	1.03%
Expenses net of all reductions	.93% A	.93%	.95%	.96%	1.06%	1.03%
Net investment income (loss)	1.25% A	1.33%	1.34%	.97%	2.74%	2.24%
Supplemental Data
Net assets, end of period (000 omitted)	$ 158,461	$ 145,738	$ 127,231	$ 101,038	$ 9,878	$ 2,864
Portfolio turnover rate G	49% A	52%	61%	64%	94%	87%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Investor Class

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 17.15	$ 14.97	$ 14.01	$ 10.90	$ 8.11	$ 14.34
Income from Investment Operations
Net investment income (loss) E	.13	.25	.22	.14	.24	.31
Net realized and unrealized gain (loss)	.83	2.49	.90	3.14	2.78	(6.03)
Total from investment operations	.96	2.74	1.12	3.28	3.02	(5.72)
Distributions from net investment income	(.02)	(.24)	(.16)	(.17)	(.23)	(.35)
Distributions from net realized gain	(.09)	(.32)	-	-	-	(.16)
Total distributions	(.11)	(.56)	(.16)	(.17)	(.23)	(.51)
Net asset value, end of period	$ 18.00	$ 17.15	$ 14.97	$ 14.01	$ 10.90	$ 8.11
Total Return B,C,D	5.57%	18.42%	8.03%	30.25%	37.57%	(39.91)%
Ratios to Average Net Assets F,H
Expenses before reductions	.77% A	.78%	.79%	.82%	.90%	.85%
Expenses net of fee waivers, if any	.77% A	.78%	.79%	.81%	.90%	.85%
Expenses net of all reductions	.76% A	.77%	.78%	.80%	.89%	.85%
Net investment income (loss)	1.42% A	1.50%	1.50%	1.13%	2.91%	2.42%
Supplemental Data
Net assets, end of period (000 omitted)	$ 173,478	$ 130,397	$ 80,646	$ 62,371	$ 33,926	$ 22,711
Portfolio turnover rate G	49% A	52%	61%	64%	94%	87%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2013 (Unaudited)

1. Organization.

VIP Real Estate Portfolio (the Fund) is a non-diversified fund of Variable Insurance Products Fund IV (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 86,599,859
Gross unrealized depreciation	(8,992,708)
Net unrealized appreciation (depreciation) on securities and other investments	$ 77,607,151

Tax cost	$ 333,491,072

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $141,766,511 and $95,602,654, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .55% of the Fund's average net assets.

Effective August 1, 2013, Fidelity SelectCo, LLC (SelectCo), an affiliate of FMR, will replace FMR as investment adviser to the Fund pursuant to a management contract between the Fund and SelectCo. The new contract will not impact the Fund's investment process, strategies or management fees.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services were as follows:

Service Class	$ 1,070
Service Class 2	199,272
$ 200,342

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of average net assets. Investor Class pays a monthly asset-based transfer agent fee of .15% of average net assets. In addition, FIIOC receives an asset-based fee of .0035% of average net assets for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class, including printing and out of pocket expenses, were as follows:

Initial Class	$ 28,370
Service Class	744
Service Class 2	56,127
Investor Class	128,576
$ 213,817

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $2,977 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $471 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $1,055. During the period, there were no securities loaned to FCM.

Semiannual Report

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $6,499 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $12.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2013	Year ended December 31, 2012
From net investment income
Initial Class	$ 62,861	$ 1,011,054
Service Class	1,735	9,368
Service Class 2	131,329	1,779,301
Investor Class	128,276	1,723,284
Total	$ 324,201	$ 4,523,007
From net realized gain
Initial Class	$ 377,163	$ 1,295,689
Service Class	10,409	12,758
Service Class 2	787,980	2,692,435
Investor Class	769,654	2,337,894
Total	$ 1,945,206	$ 6,338,776

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2013	Year ended December 31, 2012	Six months ended June 30, 2013	Year ended December 31, 2012
Initial Class
Shares sold	571,695	1,671,182	$ 10,616,968	$ 27,953,546
Reinvestment of distributions	24,459	138,161	440,024	2,306,743
Shares redeemed	(589,393)	(1,317,806)	(10,828,748)	(22,322,607)
Net increase (decrease)	6,761	491,537	$ 228,244	$ 7,937,682
Service Class
Shares sold	29,020	85,805	$ 522,859	$ 1,469,525
Reinvestment of distributions	676	1,327	12,144	22,126
Shares redeemed	(3,218)	(31,921)	(59,562)	(542,134)
Net increase (decrease)	26,478	55,211	$ 475,441	$ 949,517
Service Class 2
Shares sold	1,347,341	2,681,169	$ 24,606,942	$ 44,661,439
Reinvestment of distributions	51,705	270,790	919,309	4,471,736
Shares redeemed	(1,083,148)	(2,953,298)	(19,676,271)	(48,488,301)
Net increase (decrease)	315,898	(1,339)	$ 5,849,980	$ 644,874
Investor Class
Shares sold	2,714,236	2,820,101	$ 49,944,884	$ 47,464,258
Reinvestment of distributions	50,108	244,074	897,930	4,061,178
Shares redeemed	(729,891)	(849,714)	(13,224,882)	(14,120,732)
Net increase (decrease)	2,034,453	2,214,461	$ 37,617,932	$ 37,404,704

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 59% of the total outstanding shares of the Fund and one otherwise unaffiliated shareholder was the owner of record of 36% of the total outstanding shares of the Fund.

Semiannual Report

Proxy Voting Results

A special meeting of Real Estate Portfolio's shareholders was held on May 14, 2013. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
Ned C. Lautenbach
Affirmative	1,555,133,782.46	93.955
Withheld	100,063,694.32	6.045
TOTAL	1,655,197,476.78	100.000
Ronald P. O'Hanley
Affirmative	1,557,988,095.28	94.128
Withheld	97,209,381.50	5.872
TOTAL	1,655,197,476.78	100.000
David A. Rosow
Affirmative	1,552,645,347.31	93.805
Withheld	102,552,129.47	6.195
TOTAL	1,655,197,476.78	100.000
Garnett A. Smith
Affirmative	1,554,582,880.53	93.922
Withheld	100,614,596.25	6.078
TOTAL	1,655,197,476.78	100.000
William S. Stavropoulos
Affirmative	1,548,352,452.21	93.545
Withheld	106,845,024.57	6.455
TOTAL	1,655,197,476.78	100.000
Michael E. Wiley
Affirmative	1,556,790,374.70	94.055
Withheld	98,407,102.08	5.945
TOTAL	1,655,197,476.78	100.000
PROPOSAL 2
To approve a management contract between the fund and Fidelity SelectCo, LLC.
	# of Votes	% of Votes
Affirmative	363,487,338.29	91.604
Against	11,654,663.76	2.937
Abstain	21,663,978.42	5.459
TOTAL	396,805,980.47	100.000
A Denotes trust-wide proposal and voting results.

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity SelectCo, LLC
Denver, CO

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Japan) Inc.

Fidelity Management & Research (Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York Mellon
New York, NY

VIPRE-SANN-0813
1.787989.110

Fidelity® Variable Insurance Products:
Technology Portfolio

Semiannual Report

June 30, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Proxy Voting Results	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2013 to June 30, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio B	Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Expenses Paid During Period* January 1, 2013 to June 30, 2013
Initial Class	.72%
Actual		$ 1,000.00	$ 1,051.70	$ 3.66
Hypothetical A		$ 1,000.00	$ 1,021.22	$ 3.61
Investor Class	.80%
Actual		$ 1,000.00	$ 1,052.00	$ 4.07
Hypothetical A		$ 1,000.00	$ 1,020.83	$ 4.01

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of June 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Google, Inc. Class A	10.7	7.8
Apple, Inc.	6.5	16.8
Oracle Corp.	4.5	2.1
QUALCOMM, Inc.	3.6	2.7
salesforce.com, Inc.	3.4	3.4
eBay, Inc.	2.9	3.1
Visa, Inc. Class A	2.8	4.5
MasterCard, Inc. Class A	2.5	1.0
Altera Corp.	2.3	2.2
Micron Technology, Inc.	2.1	1.1
	41.3
Top Industries (% of fund's net assets)
As of June 30, 2013
Software	22.5%
Internet Software & Services	17.0%
Semiconductors & Semiconductor Equipment	15.7%
Computers & Peripherals	11.6%
Communications Equipment	10.6%
All Others*	22.6%

As of December 31, 2012
Computers & Peripherals	22.0%
Software	19.2%
Semiconductors & Semiconductor Equipment	15.0%
Internet Software & Services	14.1%
IT Services	9.3%
All Others*	20.4%

* Includes short-term investments and net other assets (liabilities).

Semiannual Report

Investments June 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.6%
	Shares	Value
AUTOMOBILES - 0.5%
Automobile Manufacturers - 0.5%
Tesla Motors, Inc. (a)	6,800	$ 730,524
COMMUNICATIONS EQUIPMENT - 10.6%
Communications Equipment - 10.6%
ADTRAN, Inc.	8,400	206,724
Alcatel-Lucent SA sponsored ADR (a)	240,900	438,438
Aruba Networks, Inc. (a)	3,500	53,760
Ciena Corp. (a)	37,300	724,366
Cisco Systems, Inc.	76,537	1,860,614
F5 Networks, Inc. (a)	26,218	1,803,798
Finisar Corp. (a)	48,600	823,770
Infinera Corp. (a)	13,800	147,246
Juniper Networks, Inc. (a)	98,000	1,892,380
Motorola Solutions, Inc.	2,200	127,006
Polycom, Inc. (a)	14,800	155,992
QUALCOMM, Inc.	83,134	5,077,825
Riverbed Technology, Inc. (a)	9,400	146,264
Sandvine Corp. (U.K.) (a)	352,588	704,036
ShoreTel, Inc. (a)	9,900	39,897
Sonus Networks, Inc. (a)	5,300	15,953
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	38,200	430,896
UTStarcom Holdings Corp. (a)	66,666	177,332
ZTE Corp. (H Shares)	800	1,289
		14,827,586
COMPUTERS & PERIPHERALS - 11.6%
Computer Hardware - 9.0%
3D Systems Corp. (a)(d)	12,750	559,725
Advantech Co. Ltd.	94,000	448,515
Apple, Inc.	23,145	9,167,272
Hewlett-Packard Co.	817	20,262
Lenovo Group Ltd.	2,208,000	2,001,307
Stratasys Ltd. (a)(d)	6,110	511,651
		12,708,732
Computer Storage & Peripherals - 2.6%
Catcher Technology Co. Ltd.	32,000	166,567
EMC Corp.	61,400	1,450,268
Gemalto NV	4,951	448,277
Intevac, Inc. (a)	1,500	8,490
SanDisk Corp. (a)	25,719	1,571,431
Smart Technologies, Inc. Class A (a)	11,200	15,229
		3,660,262
TOTAL COMPUTERS & PERIPHERALS		16,368,994
CONSUMER FINANCE - 0.0%
Consumer Finance - 0.0%
Netspend Holdings, Inc. (a)	700	11,179

	Shares	Value
DIVERSIFIED CONSUMER SERVICES - 0.1%
Education Services - 0.1%
New Oriental Education & Technology Group, Inc. sponsored ADR	8,600	$ 190,490
ELECTRICAL EQUIPMENT - 0.1%
Electrical Components & Equipment - 0.1%
Acuity Brands, Inc.	316	23,864
Dynapack International Technology Corp.	36,000	109,309
		133,173
ELECTRONIC EQUIPMENT & COMPONENTS - 4.2%
Electronic Components - 1.5%
Amphenol Corp. Class A	3,500	272,790
AVX Corp.	1,300	15,275
Cheng Uei Precision Industries Co. Ltd.	52,082	103,052
Corning, Inc.	1,200	17,076
DTS, Inc. (a)	400	8,232
E Ink Holdings, Inc. GDR (a)(e)	1,000	5,789
InvenSense, Inc. (a)	28,900	444,482
Ledlink Optics, Inc.	85,000	246,180
Omron Corp.	3,600	107,327
Tong Hsing Electronics Industries Ltd.	107,000	514,114
Universal Display Corp. (a)(d)	13,300	373,863
Vishay Intertechnology, Inc. (a)	1,700	23,613
Wintek Corp. (a)	2,797	1,227
Young Fast Optoelectron Co. Ltd.	698	1,167
		2,134,187
Electronic Equipment & Instruments - 0.5%
Chroma ATE, Inc.	84,945	144,551
Itron, Inc. (a)	400	16,972
RealD, Inc. (a)	9,800	136,220
TPK Holding Co. Ltd. GDR (Reg. S)	25,777	412,845
		710,588
Electronic Manufacturing Services - 1.4%
Fabrinet (a)	11,000	154,000
Jabil Circuit, Inc.	16,000	326,080
KEMET Corp. (a)	2,800	11,508
Multi-Fineline Electronix, Inc. (a)	411	6,087
TE Connectivity Ltd.	19,000	865,260
Trimble Navigation Ltd. (a)	21,370	555,834
		1,918,769
Technology Distributors - 0.8%
Anixter International, Inc.	300	22,743
Arrow Electronics, Inc. (a)	600	23,910
Digital China Holdings Ltd. (H Shares)	637,000	761,340
Supreme Electronics Co. Ltd.	141,000	69,865
VST Holdings Ltd.	324,000	61,825
WPG Holding Co. Ltd.	139,056	164,714
		1,104,397
TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		5,867,941
Common Stocks - continued
	Shares	Value
HEALTH CARE EQUIPMENT & SUPPLIES - 0.1%
Health Care Equipment - 0.1%
Biosensors International Group Ltd.	137,000	$ 116,193
China Medical Technologies, Inc. sponsored ADR (a)	300	0
Mingyuan Medicare Development Co. Ltd. (a)	200,000	3,713
		119,906
HEALTH CARE TECHNOLOGY - 0.1%
Health Care Technology - 0.1%
athenahealth, Inc. (a)	100	8,472
So-net M3, Inc.	45	100,934
		109,406
HOUSEHOLD DURABLES - 0.3%
Household Appliances - 0.3%
Techtronic Industries Co. Ltd.	146,500	350,570
INTERNET & CATALOG RETAIL - 0.8%
Internet Retail - 0.8%
Amazon.com, Inc. (a)	1,600	444,304
Groupon, Inc. Class A (a)	1,500	12,750
MakeMyTrip Ltd. (a)	3,400	48,518
priceline.com, Inc. (a)	488	403,639
Start Today Co. Ltd.	11,500	225,188
		1,134,399
INTERNET SOFTWARE & SERVICES - 17.0%
Internet Software & Services - 17.0%
Akamai Technologies, Inc. (a)	2,100	89,355
Baidu.com, Inc. sponsored ADR (a)	100	9,453
Bazaarvoice, Inc. (a)	600	5,652
China Finance Online Co. Ltd. ADR (a)	16,800	21,168
Constant Contact, Inc. (a)	900	14,463
Cornerstone OnDemand, Inc. (a)	5,400	233,766
DealerTrack Holdings, Inc. (a)	1,500	53,145
eBay, Inc. (a)	78,000	4,034,160
Facebook, Inc. Class A (a)	5,289	131,485
Google, Inc. Class A (a)	17,000	14,966,291
Kakaku.com, Inc.	2,600	79,397
LinkedIn Corp. (a)	9,900	1,765,170
LivePerson, Inc. (a)	8,800	78,804
LogMeIn, Inc. (a)	9,391	229,704
Marketo, Inc.	200	4,974
MercadoLibre, Inc.	200	21,552
Millennial Media, Inc. (a)	7,500	65,325
OpenTable, Inc. (a)	300	19,185
PChome Online, Inc.	6,713	35,279
Phoenix New Media Ltd. ADR (a)	8,800	48,312
Qihoo 360 Technology Co. Ltd. ADR (a)	200	9,234
Renren, Inc. ADR (a)(d)	1,500	4,485
Responsys, Inc. (a)	13,700	196,047
SciQuest, Inc. (a)	16,015	401,176

	Shares	Value
SINA Corp. (a)	1,500	$ 83,595
Tencent Holdings Ltd.	22,000	862,862
VistaPrint Ltd. (a)	600	29,622
Vocus, Inc. (a)	17,900	188,308
Yahoo!, Inc. (a)	1,000	25,110
Youku Tudou, Inc. ADR (a)	8,100	155,439
		23,862,518
IT SERVICES - 9.5%
Data Processing & Outsourced Services - 7.9%
eClerx	4,935	59,299
EVERTEC, Inc.	1,900	41,743
Fidelity National Information Services, Inc.	44,500	1,906,380
Fiserv, Inc. (a)	4,000	349,640
Global Payments, Inc.	12,400	574,368
MasterCard, Inc. Class A	6,100	3,504,450
Syntel, Inc.	2,000	125,740
Teletech Holdings, Inc. (a)	4,994	117,009
The Western Union Co.	32,500	556,075
VeriFone Systems, Inc. (a)	500	8,405
Visa, Inc. Class A	21,600	3,947,400
		11,190,509
IT Consulting & Other Services - 1.6%
Accenture PLC Class A	11,267	810,773
Anite Group PLC	7,900	16,341
Camelot Information Systems, Inc. ADR (a)	10,500	18,270
China Information Technology, Inc. (a)	42	104
Cognizant Technology Solutions Corp. Class A (a)	200	12,522
IBM Corp.	100	19,111
iGate Corp. (a)	1,200	19,704
Lionbridge Technologies, Inc. (a)	132,300	383,670
Pactera Technology International Ltd. ADR	43,805	295,684
Sapient Corp. (a)	16,100	210,266
ServiceSource International, Inc. (a)	22,300	207,836
Virtusa Corp. (a)	10,000	221,600
		2,215,881
TOTAL IT SERVICES		13,406,390
MACHINERY - 0.6%
Industrial Machinery - 0.6%
Airtac International Group	27,820	132,741
Fanuc Corp.	1,700	246,036
Shin Zu Shing Co. Ltd.	45,515	107,523
THK Co. Ltd.	16,700	350,416
		836,716
Common Stocks - continued
	Shares	Value
MEDIA - 0.2%
Advertising - 0.1%
Dentsu, Inc.	100	$ 3,459
ReachLocal, Inc. (a)	14,600	178,996
		182,455
Cable & Satellite - 0.0%
DISH Network Corp. Class A	500	21,260
Movies & Entertainment - 0.1%
IMAX Corp. (a)	5,900	146,674
TOTAL MEDIA		350,389
METALS & MINING - 0.0%
Diversified Metals & Mining - 0.0%
Timminco Ltd. (a)	700	0
PROFESSIONAL SERVICES - 0.1%
Research & Consulting Services - 0.1%
Acacia Research Corp.	4,300	96,105
REAL ESTATE INVESTMENT TRUSTS - 0.3%
Specialized REITs - 0.3%
American Tower Corp.	6,000	439,020
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.0%
Real Estate Services - 0.0%
E-House China Holdings Ltd. ADR	13,080	56,767
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 15.7%
Semiconductor Equipment - 1.5%
Applied Materials, Inc.	1,400	20,874
ASM International NV (depositary receipt)	10,800	352,944
centrotherm photovoltaics AG (a)	500	729
Entegris, Inc. (a)	55,800	523,962
GCL-Poly Energy Holdings Ltd.	529,000	113,902
STR Holdings, Inc. (a)	1,300	2,951
Teradyne, Inc. (a)	6,100	107,177
Ultratech, Inc. (a)	26,600	976,752
		2,099,291
Semiconductors - 14.2%
Altera Corp.	96,100	3,170,339
Applied Micro Circuits Corp. (a)	12,600	110,880
ARM Holdings PLC sponsored ADR	1,400	50,652
Atmel Corp. (a)	4,300	31,605
Avago Technologies Ltd.	13,500	504,630
Broadcom Corp. Class A	4,100	138,416
Canadian Solar, Inc. (a)	3,400	37,366
Cavium, Inc. (a)	40,691	1,439,241
Cree, Inc. (a)	10,900	696,074
Cypress Semiconductor Corp.	6,000	64,380
Diodes, Inc. (a)	3,600	93,492
Energy Conversion Devices, Inc. (a)	2,100	0
Fairchild Semiconductor International, Inc. (a)	1,200	16,560

	Shares	Value
Freescale Semiconductor Holdings I Ltd. (a)	8,700	$ 117,885
Genesis Photonics, Inc.	16,954	10,918
Hittite Microwave Corp. (a)	321	18,618
Imagination Technologies Group PLC (a)	58,700	256,590
Infineon Technologies AG	25,800	215,936
Inotera Memories, Inc. (a)	2,432,000	1,269,963
Inphi Corp. (a)	16,500	181,500
Intel Corp.	600	14,532
International Rectifier Corp. (a)	11,100	232,434
Intersil Corp. Class A	14,300	111,826
LSI Corp. (a)	88,200	629,748
MagnaChip Semiconductor Corp. (a)	8,400	153,468
MediaTek, Inc.	29,000	337,221
Micron Technology, Inc. (a)	207,500	2,973,475
Microsemi Corp. (a)	900	20,475
Monolithic Power Systems, Inc.	22,100	532,831
Novatek Microelectronics Corp.	60,000	291,291
NVIDIA Corp.	1,300	18,239
NXP Semiconductors NV (a)	14,500	449,210
ON Semiconductor Corp. (a)	88,900	718,312
Phison Electronics Corp.	27,000	222,072
PMC-Sierra, Inc. (a)	73,200	464,820
Power Integrations, Inc.	5,314	215,536
Rambus, Inc. (a)	36,700	315,253
RDA Microelectronics, Inc. sponsored ADR	1,700	18,836
RF Micro Devices, Inc. (a)	19,500	104,325
Silicon Laboratories, Inc. (a)	4,700	194,627
Silicon Motion Technology Corp. sponsored ADR	4,500	47,655
SK Hynix, Inc. (a)	5,150	140,651
Skyworks Solutions, Inc. (a)	27,100	593,219
Spansion, Inc. Class A (a)	1,800	22,536
Spreadtrum Communications, Inc. ADR	92,900	2,438,625
SunPower Corp. (a)	364	7,535
United Microelectronics Corp.	502,000	240,259
Xilinx, Inc.	500	19,805
YoungTek Electronics Corp.	172	383
		19,954,244
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		22,053,535
SOFTWARE - 22.5%
Application Software - 13.3%
Adobe Systems, Inc. (a)	36,200	1,649,272
ANSYS, Inc. (a)	8,400	614,040
Aspen Technology, Inc. (a)	32,000	921,280
Autodesk, Inc. (a)	22,200	753,468
AutoNavi Holdings Ltd. ADR (a)	6,700	80,869
BroadSoft, Inc. (a)	22,900	632,040
Citrix Systems, Inc. (a)	10,400	627,432
Comverse, Inc.	513	15,267
Common Stocks - continued
	Shares	Value
SOFTWARE - CONTINUED
Application Software - continued
Concur Technologies, Inc. (a)	12,400	$ 1,009,112
Descartes Systems Group, Inc. (a)	78,200	900,449
Informatica Corp. (a)	8,100	283,338
Intuit, Inc.	300	18,309
Jive Software, Inc. (a)	10,700	194,419
Kingdee International Software Group Co. Ltd. (a)	2,766,400	513,614
Manhattan Associates, Inc. (a)	1,288	99,382
Micro Focus International PLC	17,720	191,354
MicroStrategy, Inc. Class A (a)	6,401	556,631
Nuance Communications, Inc. (a)	41,400	760,932
Parametric Technology Corp. (a)	43,968	1,078,535
Pegasystems, Inc.	13,400	443,808
QLIK Technologies, Inc. (a)	16,500	466,455
RealPage, Inc. (a)	6,900	126,546
salesforce.com, Inc. (a)	123,200	4,703,776
SolarWinds, Inc. (a)	10,000	388,100
Splunk, Inc. (a)	500	23,180
TIBCO Software, Inc. (a)	24,300	520,020
Ultimate Software Group, Inc. (a)	4,900	574,721
Verint Systems, Inc. (a)	666	23,623
Workday, Inc. Class A	8,500	544,765
		18,714,737
Home Entertainment Software - 0.7%
Giant Interactive Group, Inc. ADR (d)	36,600	293,166
Nintendo Co. Ltd.	5,700	671,112
Perfect World Co. Ltd. sponsored ADR Class B	700	12,194
Rosetta Stone, Inc. (a)	1,100	16,214
		992,686
Systems Software - 8.5%
Allot Communications Ltd. (a)	8,300	113,793
Check Point Software Technologies Ltd. (a)	1,400	69,552
CommVault Systems, Inc. (a)	11,900	903,091
Fortinet, Inc. (a)	7,700	134,750
Infoblox, Inc. (a)	700	20,482
Insyde Software Corp.	5,823	10,550
Microsoft Corp.	525	18,128
NetSuite, Inc. (a)	13,000	1,192,620
Oracle Corp.	206,400	6,340,608
Red Hat, Inc. (a)	24,800	1,185,936
ServiceNow, Inc.	400	16,156
Sourcefire, Inc. (a)	5,700	316,635

	Shares	Value
Symantec Corp.	5,900	$ 132,573
Tableau Software, Inc.	300	16,626
Totvs SA	14,700	228,931
VMware, Inc. Class A (a)	18,200	1,219,218
		11,919,649
TOTAL SOFTWARE		31,627,072
WIRELESS TELECOMMUNICATION SERVICES - 1.3%
Wireless Telecommunication Services - 1.3%
Crown Castle International Corp. (a)	2,000	144,780
SBA Communications Corp. Class A (a)	21,800	1,615,816
		1,760,596
TOTAL COMMON STOCKS (Cost $109,956,007)		134,333,276
Money Market Funds - 5.7%

Fidelity Cash Central Fund, 0.13% (b)	6,325,450	6,325,450
Fidelity Securities Lending Cash Central Fund, 0.13% (b)(c)	1,702,004	1,702,004
TOTAL MONEY MARKET FUNDS (Cost $8,027,454)		8,027,454
TOTAL INVESTMENT PORTFOLIO - 101.3% (Cost $117,983,461)		142,360,730
NET OTHER ASSETS (LIABILITIES) - (1.3)%		(1,823,549)
NET ASSETS - 100%		$ 140,537,181
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,789 or 0.0% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,258
Fidelity Securities Lending Cash Central Fund	32,821
Total	$ 35,079
Other Information

The following is a summary of the inputs used, as of June 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 134,333,276	$ 132,309,148	$ 2,024,128	$ -
Money Market Funds	8,027,454	8,027,454	-	-
Total Investments in Securities:	$ 142,360,730	$ 140,336,602	$ 2,024,128	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended June 30, 2013. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 0
Level 2 to Level 1	$ 4,694,177
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	83.1%
Cayman Islands	4.3%
Taiwan	3.2%
Hong Kong	1.7%
Japan	1.4%
Canada	1.2%
Others (Individually Less Than 1%)	5.1%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $1,652,667) - See accompanying schedule: Unaffiliated issuers (cost $109,956,007)	$ 134,333,276
Fidelity Central Funds (cost $8,027,454)	8,027,454
Total Investments (cost $117,983,461)		$ 142,360,730
Receivable for fund shares sold		19,707
Dividends receivable		35,253
Distributions receivable from Fidelity Central Funds		2,605
Other receivables		2,366
Total assets		142,420,661

Liabilities
Payable for fund shares redeemed	$ 71,995
Accrued management fee	64,720
Other affiliated payables	21,342
Other payables and accrued expenses	23,419
Collateral on securities loaned, at value	1,702,004
Total liabilities		1,883,480

Net Assets		$ 140,537,181
Net Assets consist of:
Paid in capital		$ 106,471,540
Undistributed net investment income		90,222
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		9,598,266
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		24,377,153
Net Assets		$ 140,537,181

Statement of Assets and Liabilities - continued

June 30, 2013 (Unaudited)
Initial Class: Net Asset Value, offering price and redemption price per share ($50,436,480 ÷ 4,756,833 shares)	$ 10.60

Investor Class: Net Asset Value, offering price and redemption price per share ($90,100,701 ÷ 8,560,129 shares)	$ 10.53

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended June 30, 2013 (Unaudited)

Investment Income
Dividends		$ 468,836
Interest		43,593
Income from Fidelity Central Funds (including $32,821 from security lending)		35,079
Total income		547,508

Expenses
Management fee	$ 406,167
Transfer agent fees	91,599
Accounting and security lending fees	29,062
Custodian fees and expenses	6,707
Independent trustees' compensation	451
Audit	29,472
Legal	243
Miscellaneous	690
Total expenses before reductions	564,391
Expense reductions	(6,278)	558,113
Net investment income (loss)		(10,605)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	9,927,599
Foreign currency transactions	(12,232)
Total net realized gain (loss)		9,915,367
Change in net unrealized appreciation (depreciation) on: Investment securities	(2,664,839)
Assets and liabilities in foreign currencies	(101)
Total change in net unrealized appreciation (depreciation)		(2,664,940)
Net gain (loss)		7,250,427
Net increase (decrease) in net assets resulting from operations		$ 7,239,822

Statement of Changes in Net Assets

	Six months ended June 30, 2013 (Unaudited)	Year ended December 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (10,605)	$ 74,883
Net realized gain (loss)	9,915,367	7,263,563
Change in net unrealized appreciation (depreciation)	(2,664,940)	16,771,837
Net increase (decrease) in net assets resulting from operations	7,239,822	24,110,283
Distributions to shareholders from net realized gain	(3,772,270)	(17,498,594)
Share transactions - net increase (decrease)	(15,390,818)	(1,703,056)
Redemption fees	9,980	40,318
Total increase (decrease) in net assets	(11,913,286)	4,948,951

Net Assets
Beginning of period	152,450,467	147,501,516
End of period (including undistributed net investment income of $90,222 and undistributed net investment income of $100,827, respectively)	$ 140,537,181	$ 152,450,467

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 10.33	$ 9.81	$ 11.28	$ 8.83	$ 4.51	$ 11.02
Income from Investment Operations
Net investment income (loss) E	-	.01	(.03)	(.03)	.01 H	.01
Net realized and unrealized gain (loss)	.53	1.66	(1.04)	2.48	4.32	(5.01)
Total from investment operations	.53	1.67	(1.07)	2.45	4.33	(5.00)
Distributions from net investment income	-	-	-	-	(.01)	(.01)
Distributions from net realized gain	(.26)	(1.15)	(.40)	-	-	(1.49)
Total distributions	(.26)	(1.15)	(.40)	-	(.01)	(1.51) K
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 10.60	$ 10.33	$ 9.81	$ 11.28	$ 8.83	$ 4.51
Total Return B, C, D	5.17%	17.52%	(9.78)%	27.75%	96.02%	(50.77)%
Ratios to Average Net Assets F, I
Expenses before reductions	.72% A	.71%	.72%	.73%	.78%	.81%
Expenses net of fee waivers, if any	.72% A	.71%	.72%	.72%	.78%	.81%
Expenses net of all reductions	.71% A	.70%	.70%	.71%	.76%	.79%
Net investment income (loss)	.04% A	.09%	(.23)%	(.35)%	.13% H	.19%
Supplemental Data
Net assets, end of period (000 omitted)	$ 50,436	$ 60,849	$ 69,912	$ 100,854	$ 88,231	$ 25,400
Portfolio turnover rate G	48% A	71%	153%	114%	130%	237%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.08)%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $1.51 per share is comprised of distributions from net investment income of $.011 and distributions from net realized gain of $1.494 per share.

Financial Highlights - Investor Class

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 10.26	$ 9.75	$ 11.22	$ 8.79	$ 4.50	$ 10.97
Income from Investment Operations
Net investment income (loss) E	-	- J	(.03)	(.04)	- H, J	.01
Net realized and unrealized gain (loss)	.53	1.66	(1.05)	2.47	4.30	(4.99)
Total from investment operations	.53	1.66	(1.08)	2.43	4.30	(4.98)
Distributions from net investment income	-	-	-	-	(.01)	(.01)
Distributions from net realized gain	(.26)	(1.15)	(.39)	-	-	(1.49)
Total distributions	(.26)	(1.15)	(.39)	-	(.01)	(1.49) K
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 10.53	$ 10.26	$ 9.75	$ 11.22	$ 8.79	$ 4.50
Total Return B, C, D	5.20%	17.51%	(9.92)%	27.65%	95.49%	(50.74)%
Ratios to Average Net Assets F, I
Expenses before reductions	.80% A	.79%	.80%	.81%	.88%	.90%
Expenses net of fee waivers, if any	.80% A	.79%	.80%	.81%	.88%	.90%
Expenses net of all reductions	.79% A	.78%	.78%	.80%	.85%	.89%
Net investment income (loss)	(.04)% A	.01%	(.31)%	(.44)%	.03% H	.10%
Supplemental Data
Net assets, end of period (000 omitted)	$ 90,101	$ 91,601	$ 77,589	$ 91,743	$ 63,980	$ 12,903
Portfolio turnover rate G	48% A	71%	153%	114%	130%	237%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.17)%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $1.49 per share is comprised of distributions from net investment income of $.005 and distributions from net realized gain of $1.485 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2013 (Unaudited)

1. Organization.

VIP Technology Portfolio (the Fund) is a non-diversified fund of Variable Insurance Products Fund IV (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2013, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, market discount, net operating losses and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 34,421,444
Gross unrealized depreciation	(10,362,123)
Net unrealized appreciation (depreciation) on securities and other investments	$ 24,059,321

Tax cost	$ 118,301,409

Trading (Redemption) Fees. Shares held by investors less than 60 days may be subject to a redemption fee equal to 1% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Semiannual Report

3. Significant Accounting Policies - continued

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $34,173,358 and $53,438,558, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Effective August 1, 2013, Fidelity SelectCo, LLC (SelectCo), an affiliate of FMR, will replace FMR as investment adviser to the Fund pursuant to a management contract between the Fund and SelectCo. The new contract will not impact the Fund's investment process, strategies or management fees.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07 of average net assets. Investor Class pays a monthly asset-based transfer agent fee of .15% of average net assets. In addition, FIIOC receives an asset-based fee of .0035% of average net assets for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class, including printing and out of pocket expenses, were as follows:

Initial Class	$ 20,429
Investor Class	71,170
$ 91,599

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $968 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $200 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Security Lending - continued

end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $214,676. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds and includes $410 from securities loaned to FCM.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $6,250 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $28.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2013	Year ended December 31, 2012
From net realized gain
Initial Class	$ 1,434,524	$ 8,184,645
Investor Class	2,337,746	9,313,949
Total	$ 3,772,270	$ 17,498,594

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2013	Year ended December 31, 2012	Six months ended June 30, 2013	Year ended December 31, 2012
Initial Class
Shares sold	151,212	1,223,544	$ 1,598,680	$ 12,689,627
Reinvestment of distributions	137,275	824,234	1,434,524	8,184,645
Shares redeemed	(1,422,711)	(3,286,640)	(14,799,446)	(33,181,613)
Net increase (decrease)	(1,134,224)	(1,238,862)	$ (11,766,242)	$ (12,307,341)
Investor Class
Shares sold	924,401	2,537,621	$ 9,689,084	$ 26,084,557
Reinvestment of distributions	225,216	943,662	2,337,746	9,313,949
Shares redeemed	(1,517,784)	(2,507,923)	(15,651,406)	(24,794,221)
Net increase (decrease)	(368,167)	973,360	$ (3,624,576)	$ 10,604,285

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 100% of the total outstanding shares of the Fund.

Semiannual Report

Proxy Voting Results

A special meeting of Technology Portfolio's shareholders was held on May 14, 2013. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
Ned C. Lautenbach
Affirmative	1,555,133,782.46	93.955
Withheld	100,063,694.32	6.045
TOTAL	1,655,197,476.78	100.000
Ronald P. O'Hanley
Affirmative	1,557,988,095.28	94.128
Withheld	97,209,381.50	5.872
TOTAL	1,655,197,476.78	100.000
David A. Rosow
Affirmative	1,552,645,347.31	93.805
Withheld	102,552,129.47	6.195
TOTAL	1,655,197,476.78	100.000
Garnett A. Smith
Affirmative	1,554,582,880.53	93.922
Withheld	100,614,596.25	6.078
TOTAL	1,655,197,476.78	100.000
William S. Stavropoulos
Affirmative	1,548,352,452.21	93.545
Withheld	106,845,024.57	6.455
TOTAL	1,655,197,476.78	100.000
Michael E. Wiley
Affirmative	1,556,790,374.70	94.055
Withheld	98,407,102.08	5.945
TOTAL	1,655,197,476.78	100.000
PROPOSAL 2
To approve a management contract between the fund and Fidelity SelectCo, LLC.
	# of Votes	% of Votes
Affirmative	139,361,571.22	92.774
Against	4,452,691.94	2.964
Abstain	6,403,225.88	4.262
TOTAL	150,217,489.04	100.000
A Denotes trust-wide proposal and voting results.

Semiannual Report

Investment Adviser

Fidelity SelectCo, LLC
Denver, CO

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

JPMorgan Chase Bank
New York, NY

VTECIC-SANN-0813
1.817388.108

Fidelity® Variable Insurance Products:

Telecommunications Portfolio

Semiannual Report

June 30, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Proxy Voting Results	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2013 to June 30, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense RatioB	Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Expenses Paid During Period* January 1, 2013 to June 30, 2013
Initial Class	1.00%
Actual		$ 1,000.00	$ 1,104.60	$ 5.22
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01
Investor Class	1.08%
Actual		$ 1,000.00	$ 1,105.20	$ 5.64
HypotheticalA		$ 1,000.00	$ 1,019.44	$ 5.41

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of June 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Verizon Communications, Inc.	24.2	24.2
AT&T, Inc.	8.5	14.2
American Tower Corp.	6.6	3.5
SBA Communications Corp. Class A	5.5	5.0
CenturyLink, Inc.	4.9	9.7
Crown Castle International Corp.	4.2	5.0
Sprint Nextel Corp.	3.7	4.7
Vodafone Group PLC sponsored ADR	3.2	2.2
Level 3 Communications, Inc.	2.8	2.8
T-Mobile US, Inc.	2.7	0.0
	66.3
Top Industries (% of fund's net assets)
As of June 30, 2013
Diversified Telecommunication Services	57.6%
Wireless Telecommunication Services	27.3%
Real Estate Investment Trusts	6.6%
Media	2.8%
Internet Software & Services	0.8%
All Others*	4.9%

As of December 31, 2012
Diversified Telecommunication Services	63.6%
Wireless Telecommunication Services	28.0%
Real Estate Investment Trusts	3.5%
Media	2.4%
Software	0.1%
All Others*	2.4%

* Includes short-term investments and net other assets (liabilities).

Semiannual Report

Investments June 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.4%
	Shares	Value
COMMUNICATIONS EQUIPMENT - 0.1%
Communications Equipment - 0.1%
Symmetricom, Inc. (a)	5,459	$ 24,511
DIVERSIFIED TELECOMMUNICATION SERVICES - 57.6%
Alternative Carriers - 11.1%
Cogent Communications Group, Inc.	10,190	286,849
inContact, Inc. (a)	12,054	99,084
Iridium Communications, Inc. (a)	15,724	122,018
Level 3 Communications, Inc. (a)	25,864	545,213
Lumos Networks Corp.	22,118	378,218
Premiere Global Services, Inc. (a)	11,212	135,329
Towerstream Corp. (a)	35,620	90,831
TW telecom, Inc. (a)	11,933	335,795
Vonage Holdings Corp. (a)	51,400	145,462
		2,138,799
Integrated Telecommunication Services - 46.5%
AT&T, Inc.	46,383	1,641,958
Atlantic Tele-Network, Inc.	6,200	307,892
Cbeyond, Inc. (a)	4,600	36,064
CenturyLink, Inc.	26,824	948,228
Cincinnati Bell, Inc. (a)	36,700	112,302
Consolidated Communications Holdings, Inc.	2,600	45,266
Frontier Communications Corp.	121,822	493,379
General Communications, Inc. Class A (a)	35,606	278,795
Hawaiian Telcom Holdco, Inc. (a)	2,000	50,320
IDT Corp. Class B	5,054	94,459
Koninklijke KPN NV	29,475	61,271
Telefonica Brasil SA sponsored ADR	4,050	92,421
Verizon Communications, Inc.	92,218	4,642,253
Windstream Corp.	15,300	117,963
		8,922,571
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		11,061,370
ELECTRONIC EQUIPMENT & COMPONENTS - 0.0%
Electronic Manufacturing Services - 0.0%
Flextronics International Ltd. (a)	100	774
INTERNET SOFTWARE & SERVICES - 0.8%
Internet Software & Services - 0.8%
Rackspace Hosting, Inc. (a)	4,100	155,349
Velti PLC (a)	5,637	7,892
		163,241

	Shares	Value
MEDIA - 2.8%
Cable & Satellite - 2.8%
Comcast Corp. Class A	5,700	$ 238,716
DISH Network Corp. Class A	2,800	119,056
Liberty Global PLC:
Class A (a)	1,250	92,600
Class C (a)	1,400	95,046
		545,418
REAL ESTATE INVESTMENT TRUSTS - 6.6%
Specialized REITs - 6.6%
American Tower Corp.	17,389	1,272,353
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.8%
Semiconductors - 0.8%
Broadcom Corp. Class A	4,300	145,168
SOFTWARE - 0.4%
Application Software - 0.4%
Synchronoss Technologies, Inc. (a)	2,501	77,206
WIRELESS TELECOMMUNICATION SERVICES - 27.3%
Wireless Telecommunication Services - 27.3%
Boingo Wireless, Inc. (a)	12,188	75,687
Clearwire Corp. Class A (a)	89,688	446,646
Crown Castle International Corp. (a)	11,281	816,632
Leap Wireless International, Inc. (a)	12,400	83,452
Millicom International Cellular SA (depository receipt)	1,200	86,447
Mobile TeleSystems OJSC sponsored ADR	2,600	49,244
NII Holdings, Inc. (a)	25,564	170,512
NTELOS Holdings Corp.	1,900	31,274
SBA Communications Corp. Class A (a)	14,368	1,064,956
Shenandoah Telecommunications Co.	1,757	29,307
Sprint Nextel Corp. (a)	100,948	708,655
T-Mobile US, Inc. (a)	20,685	513,195
Telephone & Data Systems, Inc.	16,900	416,585
U.S. Cellular Corp.	3,600	132,084
Vodafone Group PLC sponsored ADR	21,349	613,570
		5,238,246
TOTAL COMMON STOCKS (Cost $17,548,785)		18,528,287
Money Market Funds - 3.2%
	Shares	Value
Fidelity Cash Central Fund, 0.13% (b) (Cost $607,065)	607,065	$ 607,065
TOTAL INVESTMENT PORTFOLIO - 99.6% (Cost $18,155,850)		19,135,352
NET OTHER ASSETS (LIABILITIES) - 0.4%		74,978
NET ASSETS - 100%		$ 19,210,330
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 294
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2013 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $17,548,785)	$ 18,528,287
Fidelity Central Funds (cost $607,065)	607,065
Total Investments (cost $18,155,850)		$ 19,135,352
Receivable for investments sold		28,518
Receivable for fund shares sold		38,292
Dividends receivable		42,805
Distributions receivable from Fidelity Central Funds		57
Other receivables		1,102
Total assets		19,246,126

Liabilities
Payable for fund shares redeemed	$ 147
Accrued management fee	10,739
Transfer agent fee payable	2,221
Audit fees payable	18,325
Custodian fees payable	3,765
Other affiliated payables	599
Total liabilities		35,796

Net Assets		$ 19,210,330
Net Assets consist of:
Paid in capital		$ 18,193,285
Undistributed net investment income		182,718
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(144,738)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		979,065
Net Assets		$ 19,210,330

Statement of Assets and Liabilities - continued

June 30, 2013 (Unaudited)
Initial Class: Net Asset Value, offering price and redemption price per share ($5,842,534 ÷ 570,375 shares)	$ 10.24

Investor Class: Net Asset Value, offering price and redemption price per share ($13,367,796 ÷ 1,311,537 shares)	$ 10.19

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended June 30, 2013 (Unaudited)

Investment Income
Dividends		$ 268,275
Income from Fidelity Central Funds		294
Total income		268,569

Expenses
Management fee	$ 45,490
Transfer agent fees	12,762
Accounting fees and expenses	3,192
Custodian fees and expenses	8,237
Independent trustees' compensation	50
Audit	18,716
Legal	14
Miscellaneous	44
Total expenses before reductions	88,505
Expense reductions	(2,760)	85,745
Net investment income (loss)		182,824
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,431,567
Foreign currency transactions	(396)
Total net realized gain (loss)		1,431,171
Change in net unrealized appreciation (depreciation) on: Investment securities	(135,848)
Assets and liabilities in foreign currencies	(125)
Total change in net unrealized appreciation (depreciation)		(135,973)
Net gain (loss)		1,295,198
Net increase (decrease) in net assets resulting from operations		$ 1,478,022

Statement of Changes in Net Assets

	Six months ended June 30, 2013 (Unaudited)	Year ended December 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 182,824	$ 236,318
Net realized gain (loss)	1,431,171	415,404
Change in net unrealized appreciation (depreciation)	(135,973)	1,249,666
Net increase (decrease) in net assets resulting from operations	1,478,022	1,901,388
Distributions to shareholders from net investment income	-	(232,303)
Share transactions - net increase (decrease)	(602,788)	7,280,991
Redemption fees	2,276	3,306
Total increase (decrease) in net assets	877,510	8,953,382

Net Assets
Beginning of period	18,332,820	9,379,438
End of period (including undistributed net investment income of $182,718 and distributions in excess of net investment income of $106, respectively)	$ 19,210,330	$ 18,332,820

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 9.27	$ 7.81	$ 8.10	$ 7.01	$ 4.81	$ 9.36
Income from Investment Operations
Net investment income (loss) E	.11	.17	.13	.11	.09	.09
Net realized and unrealized gain (loss)	.86	1.41	(.31)	1.10	2.21	(4.53)
Total from investment operations	.97	1.58	(.18)	1.21	2.30	(4.44)
Distributions from net investment income	-	(.12)	(.12)	(.13)	(.11)	(.11)
Redemption fees added to paid in capital E	- I	- I	.01	.01	.01	- I
Net asset value, end of period	$ 10.24	$ 9.27	$ 7.81	$ 8.10	$ 7.01	$ 4.81
Total Return B, C, D	10.46%	20.24%	(2.00)%	17.54%	48.00%	(47.41)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.04% A	1.11%	1.18%	1.55%	1.70%	2.07%
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	.99% A	.99%	.98%	.98%	.98%	.99%
Net investment income (loss)	2.28% A	1.94%	1.58%	1.57%	1.55%	1.32%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,843	$ 6,823	$ 3,062	$ 3,823	$ 3,626	$ 1,549
Portfolio turnover rate G	165% A	55%	115%	93%	167%	203%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

Financial Highlights - Investor Class

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 9.22	$ 7.78	$ 8.07	$ 6.99	$ 4.80	$ 9.35
Income from Investment Operations
Net investment income (loss) E	.11	.16	.12	.11	.09	.09
Net realized and unrealized gain (loss)	.86	1.40	(.30)	1.09	2.20	(4.53)
Total from investment operations	.97	1.56	(.18)	1.20	2.29	(4.44)
Distributions from net investment income	-	(.12)	(.12)	(.13)	(.11)	(.11)
Redemption fees added to paid in capital E	- I	- I	.01	.01	.01	- I
Net asset value, end of period	$ 10.19	$ 9.22	$ 7.78	$ 8.07	$ 6.99	$ 4.80
Total Return B, C, D	10.52%	20.00%	(2.03)%	17.45%	47.90%	(47.46)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.09% A	1.18%	1.24%	1.61%	1.78%	2.15%
Expenses net of fee waivers, if any	1.08% A	1.08%	1.08%	1.08%	1.08%	1.09%
Expenses net of all reductions	1.06% A	1.07%	1.06%	1.07%	1.07%	1.08%
Net investment income (loss)	2.20% A	1.86%	1.50%	1.49%	1.47%	1.23%
Supplemental Data
Net assets, end of period (000 omitted)	$ 13,368	$ 11,510	$ 6,317	$ 5,661	$ 3,629	$ 1,632
Portfolio turnover rate G	165% A	55%	115%	93%	167%	203%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2013 (Unaudited)

1. Organization.

VIP Telecommunications Portfolio (the Fund) is a non-diversified fund of Variable Insurance Products Fund IV (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Semiannual Report

3. Significant Accounting Policies - continued

Foreign Currency - continued

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 2,224,932
Gross unrealized depreciation	(1,485,876)
Net unrealized appreciation (depreciation) on securities and other investments	$ 739,056

Tax cost	$ 18,396,296

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration

2016	$ (958,976)
2017	(358,180)
Total capital loss carryforward	$ (1,317,156)

Trading (Redemption) Fees. Shares held by investors less than 60 days may be subject to a redemption fee equal to 1% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $13,256,612 and $13,904,113, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .55% of the Fund's average net assets.

Effective August 1, 2013, Fidelity SelectCo, LLC (SelectCo), an affiliate of FMR, will replace FMR as investment adviser to the Fund pursuant to a management contract between the Fund and SelectCo. The new contract will not impact the Fund's investment process, strategies or management fees.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of average net assets. Investor Class pays a monthly asset-based transfer agent fee of .15% of average net assets. In addition, FIIOC receives an asset-based fee of .0035% of average net assets for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class, including printing and out of pocket expenses, were as follows:

Initial Class	$ 2,787
Investor Class	9,975
$ 12,762

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $1,166 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $22 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

7. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement

Initial Class	1.00%	$ 736
Investor Class	1.08%	1,067
		$ 1,803

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $957 for the period.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2013	Year ended December 31, 2012
From net investment income
Initial Class	$ -	$ 91,157
Investor Class	-	141,146
Total	$ -	$ 232,303

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2013	Year ended December 31, 2012	Six months ended June 30, 2013	Year ended December 31, 2012
Initial Class
Shares sold	251,183	708,484	$ 2,586,467	$ 6,482,937
Reinvestment of distributions	-	9,812	-	91,157
Shares redeemed	(417,019)	(374,228)	(3,950,234)	(3,317,324)
Net increase (decrease)	(165,836)	344,068	$ (1,363,767)	$ 3,256,770
Investor Class
Shares sold	454,706	849,290	$ 4,608,003	$ 7,545,814
Reinvestment of distributions	-	15,259	-	141,146
Shares redeemed	(390,906)	(429,186)	(3,847,024)	(3,662,739)
Net increase (decrease)	63,800	435,363	$ 760,979	$ 4,024,221

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 100% of the total outstanding shares of the Fund.

Semiannual Report

Proxy Voting Results

A special meeting of Telecommunications Portfolio's shareholders was held on May 14, 2013. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
Ned C. Lautenbach
Affirmative	1,555,133,782.46	93.955
Withheld	100,063,694.32	6.045
TOTAL	1,655,197,476.78	100.000
Ronald P. O'Hanley
Affirmative	1,557,988,095.28	94.128
Withheld	97,209,381.50	5.872
TOTAL	1,655,197,476.78	100.000
David A. Rosow
Affirmative	1,552,645,347.31	93.805
Withheld	102,552,129.47	6.195
TOTAL	1,655,197,476.78	100.000
Garnett A. Smith
Affirmative	1,554,582,880.53	93.922
Withheld	100,614,596.25	6.078
TOTAL	1,655,197,476.78	100.000
William S. Stavropoulos
Affirmative	1,548,352,452.21	93.545
Withheld	106,845,024.57	6.455
TOTAL	1,655,197,476.78	100.000
Michael E. Wiley
Affirmative	1,556,790,374.70	94.055
Withheld	98,407,102.08	5.945
TOTAL	1,655,197,476.78	100.000
PROPOSAL 2
To approve a management contract between the fund and Fidelity SelectCo, LLC.
	# of Votes	% of Votes
Affirmative	14,078,352.62	94.265
Against	203,026.02	1.359
Abstain	653,604.92	4.376
TOTAL	14,934,983.56	100.000
A Denotes trust-wide proposal and voting results.

[Semiannual/Annual] Report

Semiannual Report

Investment Adviser

Fidelity SelectCo, LLC
Denver, CO

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Hong Kong)
Limited

Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company
Quincy, MA

VTELP-SANN-0813
1.851007.106

Fidelity® Variable Insurance Products:

Utilities Portfolio

Semiannual Report

June 30, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Proxy Voting Results	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of the fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2013 to June 30, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense RatioB	Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Expenses Paid During Period* January 1, 2013 to June 30, 2013
Initial Class	.72%
Actual		$ 1,000.00	$ 1,109.60	$ 3.77
HypotheticalA		$ 1,000.00	$ 1,021.22	$ 3.61
Investor Class	.80%
Actual		$ 1,000.00	$ 1,108.30	$ 4.18
HypotheticalA		$ 1,000.00	$ 1,020.83	$ 4.01

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of June 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Duke Energy Corp.	11.9	12.4
Sempra Energy	7.3	8.1
PG&E Corp.	7.3	4.0
PPL Corp.	7.1	0.0
CenterPoint Energy, Inc.	7.0	4.2
NRG Energy, Inc.	5.4	5.4
OGE Energy Corp.	5.0	1.8
Ameren Corp.	4.4	1.0
Dominion Resources, Inc.	4.0	0.0
NiSource, Inc.	3.9	4.3
	63.3
Top Industries (% of fund's net assets)
As of June 30, 2013
Electric Utilities	36.1%
Multi-Utilities	33.9%
Oil, Gas & Consumable Fuels	13.6%
Independent Power Producers & Energy Traders	12.5%
Gas Utilities	3.0%
All Others*	0.9%

As of December 31, 2012
Electric Utilities	45.3%
Multi-Utilities	23.8%
Independent Power Producers & Energy Traders	14.5%
Oil, Gas & Consumable Fuels	8.8%
Gas Utilities	6.0%
All Others*	1.6%

* Includes short-term investments and net other assets (liabilities).

Semiannual Report

Investments June 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value
ELECTRIC UTILITIES - 36.1%
Electric Utilities - 36.1%
American Electric Power Co., Inc.	52,288	$ 2,341,457
Companhia Energetica de Minas Gerais (CEMIG) (PN) sponsored ADR (non-vtg.)	10,201	91,503
Duke Energy Corp.	153,166	10,338,704
EDF SA	9,500	220,542
Edison International	60,577	2,917,388
Entergy Corp.	200	13,936
FirstEnergy Corp.	61,432	2,293,871
ITC Holdings Corp.	12,806	1,169,188
NextEra Energy, Inc.	19,100	1,556,268
OGE Energy Corp.	63,143	4,306,353
PPL Corp.	202,922	6,140,420
		31,389,630
GAS UTILITIES - 3.0%
Gas Utilities - 3.0%
National Fuel Gas Co.	13,299	770,677
Questar Corp.	77,047	1,837,571
		2,608,248
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 12.5%
Independent Power Producers & Energy Traders - 12.5%
Calpine Corp. (a)	154,934	3,289,249
NRG Energy, Inc.	174,822	4,667,747
The AES Corp.	243,140	2,915,249
		10,872,245
MULTI-UTILITIES - 33.9%
Multi-Utilities - 33.9%
Ameren Corp.	112,100	3,860,724
CenterPoint Energy, Inc.	257,602	6,051,071
Dominion Resources, Inc.	61,200	3,477,384
NiSource, Inc.	119,670	3,427,349
PG&E Corp.	138,489	6,333,102
Sempra Energy	77,481	6,334,847
		29,484,477
OIL, GAS & CONSUMABLE FUELS - 13.6%
Oil & Gas Exploration & Production - 3.1%
Energen Corp.	50,550	2,641,743

	Shares	Value
Oil & Gas Storage & Transport - 10.5%
Cheniere Energy, Inc. (a)	47,222	$ 1,310,883
Enbridge, Inc.	60,200	2,530,609
Spectra Energy Corp.	45,900	1,581,714
The Williams Companies, Inc.	53,241	1,728,735
TransCanada Corp. (d)	46,600	2,006,321
		9,158,262
TOTAL OIL, GAS & CONSUMABLE FUELS		11,800,005
TOTAL COMMON STOCKS (Cost $79,153,077)		86,154,605
Money Market Funds - 2.9%

Fidelity Cash Central Fund, 0.13% (b)	403,033	403,033
Fidelity Securities Lending Cash Central Fund, 0.13% (b)(c)	2,076,900	2,076,900
TOTAL MONEY MARKET FUNDS (Cost $2,479,933)		2,479,933
TOTAL INVESTMENT PORTFOLIO - 102.0% (Cost $81,633,010)		88,634,538
NET OTHER ASSETS (LIABILITIES) - (2.0)%		(1,740,345)
NET ASSETS - 100%		$ 86,894,193
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,131
Fidelity Securities Lending Cash Central Fund	3,484
Total	$ 4,615
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $1,974,387) - See accompanying schedule: Unaffiliated issuers (cost $79,153,077)	$ 86,154,605
Fidelity Central Funds (cost $2,479,933)	2,479,933
Total Investments (cost $81,633,010)		$ 88,634,538
Receivable for investments sold		2,090,737
Receivable for fund shares sold		39,062
Dividends receivable		172,195
Distributions receivable from Fidelity Central Funds		1,320
Other receivables		2,938
Total assets		90,940,790

Liabilities
Payable for investments purchased	$ 1,887,712
Payable for fund shares redeemed	7,933
Accrued management fee	40,790
Other affiliated payables	13,442
Other payables and accrued expenses	19,820
Collateral on securities loaned, at value	2,076,900
Total liabilities		4,046,597

Net Assets		$ 86,894,193
Net Assets consist of:
Paid in capital		$ 81,460,238
Undistributed net investment income		1,060,206
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(2,627,723)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		7,001,472
Net Assets		$ 86,894,193

Statement of Assets and Liabilities - continued

June 30, 2013 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($28,514,151 ÷ 2,253,046 shares)	$ 12.66

Investor Class: Net Asset Value, offering price and redemption price per share ($58,380,042 ÷ 4,635,304 shares)	$ 12.59

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended June 30, 2013 (Unaudited)

Investment Income
Dividends		$ 1,362,129
Income from Fidelity Central Funds		4,615
Total income		1,366,744

Expenses
Management fee	$ 225,159
Transfer agent fees	52,866
Accounting and security lending fees	15,852
Custodian fees and expenses	3,466
Independent trustees' compensation	237
Audit	18,264
Legal	61
Miscellaneous	404
Total expenses before reductions	316,309
Expense reductions	(9,771)	306,538
Net investment income (loss)		1,060,206
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	2,740,033
Foreign currency transactions	(6,502)
Total net realized gain (loss)		2,733,531
Change in net unrealized appreciation (depreciation) on: Investment securities	2,530,740
Assets and liabilities in foreign currencies	(56)
Total change in net unrealized appreciation (depreciation)		2,530,684
Net gain (loss)		5,264,215
Net increase (decrease) in net assets resulting from operations		$ 6,324,421

Statement of Changes in Net Assets

	Six months ended June 30, 2013 (Unaudited)	Year ended December 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,060,206	$ 1,847,315
Net realized gain (loss)	2,733,531	3,922,559
Change in net unrealized appreciation (depreciation)	2,530,684	(1,301,890)
Net increase (decrease) in net assets resulting from operations	6,324,421	4,467,984
Distributions to shareholders from net investment income	-	(1,864,741)
Distributions to shareholders from net realized gain	-	(47,404)
Total distributions	-	(1,912,145)
Share transactions - net increase (decrease)	12,322,179	(10,216,246)
Redemption fees	29,533	59,286
Total increase (decrease) in net assets	18,676,133	(7,601,121)

Net Assets
Beginning of period	68,218,060	75,819,181
End of period (including undistributed net investment income of $1,060,206 and $0, respectively)	$ 86,894,193	$ 68,218,060

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 11.41	$ 10.93	$ 9.84	$ 9.10	$ 8.14	$ 13.09
Income from Investment Operations
Net investment income (loss) E	.17	.29	.28	.26	.25	.20
Net realized and unrealized gain (loss)	1.08	.51	1.01	.75	1.01	(4.86)
Total from investment operations	1.25	.80	1.29	1.01	1.26	(4.66)
Distributions from net investment income	-	(.32)	(.20)	(.28)	(.30)	(.26)
Distributions from net realized gain	-	(.01)	-	-	-	(.03)
Total distributions	-	(.33)	(.20)	(.28)	(.30)	(.29)
Redemption fees added to paid in capital E	- I	.01	- I	.01	- I	- I
Net asset value, end of period	$ 12.66	$ 11.41	$ 10.93	$ 9.84	$ 9.10	$ 8.14
Total Return B, C, D	10.96%	7.40%	13.20%	11.20%	15.42%	(35.61)%
Ratios to Average Net Assets F, H
Expenses before reductions	.72% A	.74%	.80%	.82%	.81%	.75%
Expenses net of fee waivers, if any	.72% A	.74%	.79%	.81%	.81%	.75%
Expenses net of all reductions	.70% A	.71%	.77%	.78%	.79%	.74%
Net investment income (loss)	2.65% A	2.59%	2.72%	2.75%	3.13%	1.81%
Supplemental Data
Net assets, end of period (000 omitted)	$ 28,514	$ 25,947	$ 28,859	$ 21,142	$ 24,159	$ 31,760
Portfolio turnover rate G	169% A	181%	174%	249%	219%	112%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

Financial Highlights - Investor Class

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 11.36	$ 10.88	$ 9.80	$ 9.07	$ 8.12	$ 13.05
Income from Investment Operations
Net investment income (loss) E	.16	.28	.27	.25	.25	.19
Net realized and unrealized gain (loss)	1.07	.51	1.01	.74	.99	(4.84)
Total from investment operations	1.23	.79	1.28	.99	1.24	(4.65)
Distributions from net investment income	-	(.31)	(.20)	(.27)	(.29)	(.25)
Distributions from net realized gain	-	(.01)	-	-	-	(.03)
Total distributions	-	(.32)	(.20)	(.27)	(.29)	(.28)
Redemption fees added to paid in capital E	- I	.01	- I	.01	- I	- I
Net asset value, end of period	$ 12.59	$ 11.36	$ 10.88	$ 9.80	$ 9.07	$ 8.12
Total Return B, C, D	10.83%	7.36%	13.11%	11.04%	15.24%	(35.65)%
Ratios to Average Net Assets F, H
Expenses before reductions	.80% A	.82%	.88%	.91%	.92%	.84%
Expenses net of fee waivers, if any	.80% A	.82%	.88%	.90%	.92%	.84%
Expenses net of all reductions	.78% A	.79%	.85%	.87%	.90%	.84%
Net investment income (loss)	2.57% A	2.50%	2.64%	2.66%	3.02%	1.72%
Supplemental Data
Net assets, end of period (000 omitted)	$ 58,380	$ 42,271	$ 46,960	$ 19,740	$ 16,452	$ 18,518
Portfolio turnover rate G	169% A	181%	174%	249%	219%	112%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2013 (Unaudited)

1. Organization.

VIP Utilities Portfolio (the Fund) is a non-diversified fund of Variable Insurance Products Fund IV (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Foreign Currency - continued

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, equity-debt classifications, capital loss carryforwards, partnerships and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 8,344,497
Gross unrealized depreciation	(1,458,640)
Net unrealized appreciation (depreciation) on securities and other investments	$ 6,885,857

Tax cost	$ 81,748,681

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$ (5,123,348)

Semiannual Report

3. Significant Accounting Policies - continued

Trading (Redemption) Fees. Shares held by investors less than 60 days may be subject to a redemption fee equal to 1% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $79,770,594 and $67,020,161, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .55% of the Fund's average net assets.

Effective August 1, 2013, Fidelity SelectCo, LLC (SelectCo), an affiliate of FMR, will replace FMR as investment adviser to the Fund pursuant to a management contract between the Fund and SelectCo. The new contract will not impact the Fund's investment process, strategies or management fees.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of average net assets. Investor Class pays a monthly asset-based transfer agent fee of .15% of average net assets. In addition, FIIOC receives an asset-based fee of .0035% of average net assets for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class, including printing and out of pocket expenses, were as follows:

Initial Class	$ 11,014
Investor Class	41,852
$ 52,866

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $1,596 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $93 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral,

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Security Lending - continued

less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $3,484. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $9,771 for the period.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2013	Year ended December 31, 2012
From net investment income
Initial Class	$ -	$ 720,128
Investor Class	-	1,144,613
Total	$ -	$ 1,864,741
From net realized gain
Initial Class	$ -	$ 18,001
Investor Class	-	29,403
Total	$ -	$ 47,404

10. Share Transactions

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2013	Year ended December 31, 2012	Six months ended June 30, 2013	Year ended December 31, 2012
Initial Class
Shares sold	515,189	1,001,979	$ 6,722,572	$ 11,149,887
Reinvestment of distributions	-	65,088	-	738,129
Shares redeemed	(535,464)	(1,434,969)	(6,601,098)	(16,064,789)
Net increase (decrease)	(20,275)	(367,902)	$ 121,474	$ (4,176,773)
Investor Class
Shares sold	1,643,678	1,398,394	$ 21,254,878	$ 15,873,605
Reinvestment of distributions	-	103,970	-	1,174,016
Shares redeemed	(728,489)	(2,098,134)	(9,054,173)	(23,087,094)
Net increase (decrease)	915,189	(595,770)	$ 12,200,705	$ (6,039,473)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were owners of record of 100% of the total outstanding shares of the Fund.

Semiannual Report

Proxy Voting Results

A special meeting of Utilities Portfolio's shareholders was held on May 14, 2013. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
Ned C. Lautenbach
Affirmative	1,555,133,782.46	93.955
Withheld	100,063,694.32	6.045
TOTAL	1,655,197,476.78	100.000
Ronald P. O'Hanley
Affirmative	1,557,988,095.28	94.128
Withheld	97,209,381.50	5.872
TOTAL	1,655,197,476.78	100.000
David A. Rosow
Affirmative	1,552,645,347.31	93.805
Withheld	102,552,129.47	6.195
TOTAL	1,655,197,476.78	100.000
Garnett A. Smith
Affirmative	1,554,582,880.53	93.922
Withheld	100,614,596.25	6.078
TOTAL	1,655,197,476.78	100.000
William S. Stavropoulos
Affirmative	1,548,352,452.21	93.545
Withheld	106,845,024.57	6.455
TOTAL	1,655,197,476.78	100.000
Michael E. Wiley
Affirmative	1,556,790,374.70	94.055
Withheld	98,407,102.08	5.945
TOTAL	1,655,197,476.78	100.000
PROPOSAL 2
To approve a management contract between the fund and Fidelity SelectCo, LLC.
	# of Votes	% of Votes
Affirmative	69,444,774.01	91.955
Against	2,997,121.25	3.969
Abstain	3,078,689.47	4.076
TOTAL	75,520,584.73	100.000
A Denotes trust-wide proposal and voting results.

Semiannual Report

Investment Adviser

Fidelity SelectCo, LLC
Denver, CO

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

JPMorgan Chase Bank
New York, NY

VTELIC-SANN-0813
1.817394.108

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Variable Insurance Products Fund IV's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Variable Insurance Products Fund IV's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund IV

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	August 21, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	August 21, 2013
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	August 21, 2013